                                      Registration Nos. 333-157121 and 811-22024

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 7 [X]

                        Post-Effective Amendment No. [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 27 [X]

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

   Sarah M. Patterson, Vice President, Assistant General Counsel and Assistant
      Corporate Secretary Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2014 and was filed before March 30, 2015.

                               PROSPECTUS FOR
                     FLEXIBLE PREMIUM VARIABLE DEFERRED
                              ANNUITY CONTRACTS
             ----------------------



                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
             ----------------------



                        COMMONWEALTH ANNUITY HORIZON
                         VARIABLE ANNUITY ISSUED BY

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 HOME OFFICE:                                  SERVICE CENTER MAILING ADDRESS:
         132 Turnpike Road, Suite 210                                  P.O. Box 758550
            Southborough, MA 01772                                Topeka, Kansas 66675-8550
                1-866-297-7531                                         1-800-457-8803

This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS ON PAGE 3 OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                       PROSPECTUS DATED MAY 1, 2015

You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE      - Fidelity VIP Freedom 2020 Portfolio
SHARES)                                              - Fidelity VIP Freedom 2025 Portfolio
- Goldman Sachs VIT Core Fixed Income Fund           - Fidelity VIP Freedom 2030 Portfolio
- Goldman Sachs VIT Equity Index Fund                - Fidelity VIP Freedom 2035 Portfolio
- Goldman Sachs VIT Global Trends Allocation         - Fidelity VIP Freedom 2040 Portfolio
  Fund                                               - Fidelity VIP Freedom 2045 Portfolio
- Goldman Sachs VIT Growth Opportunities             - Fidelity VIP Freedom 2050 Portfolio
  Fund                                               - Fidelity VIP Growth Opportunities Portfolio
- Goldman Sachs VIT High Quality Floating Rate       - Fidelity VIP Index 500 Portfolio
  Fund                                               - Fidelity VIP Mid Cap Portfolio
- Goldman Sachs VIT Large Cap Value Fund             - Fidelity VIP Overseas Portfolio
- Goldman Sachs VIT Mid Cap Value Fund               - Fidelity VIP Strategic Income Portfolio
- Goldman Sachs VIT Money Market Fund                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
- Goldman Sachs VIT Strategic Growth Fund            TRUST (CLASS 2)
- Goldman Sachs VIT Strategic International          - Franklin Income VIP Fund
  Equity Fund                                        - Franklin Small Cap Value VIP Fund
- Goldman Sachs VIT Small Cap Equity Insights        - Franklin Mutual Global Discovery VIP Fund
  Fund                                               - Franklin Mutual Shares VIP Fund
- Goldman Sachs VIT U.S. Equity Insights Fund        - Templeton Growth VIP Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE       JANUS ASPEN SERIES (SERVICE SHARES)
INSURANCE FUNDS) (SERIES II SHARES)                  - Janus Aspen Enterprise Portfolio
- Invesco V.I. American Franchise Fund               - Janus Aspen Forty Portfolio
- Invesco V.I. Core Equity Fund                      - Janus Aspen Perkins Mid Cap Value Portfolio
- Invesco V.I. Global Health Care Fund               MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
- Invesco V.I. Mid Cap Core Equity Fund              - MFS(R) New Discovery Series
AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)     - MFS(R) Utilities Series
- AB VPS Intermediate Bond Portfolio                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
- AB VPS International Value Portfolio               SHARES)
- AB VPS Small/Mid Cap Value Portfolio               - Oppenheimer Conservative Balanced Fund/VA
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  - Oppenheimer Global Fund/VA
CLASS 2)                                             - Oppenheimer Global Strategic Income Fund/VA
- Fidelity VIP Contrafund(R) Portfolio               - Oppenheimer Main Street Small Cap Fund(R)/VA
- Fidelity VIP Disciplined Small Cap Portfolio       PIONEER VARIABLE CONTRACTS TRUST (CLASS I)
- Fidelity VIP Equity-Income Portfolio               - Pioneer Select Mid Cap Growth VCT Portfolio
- Fidelity VIP Freedom Income Portfolio              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
- Fidelity VIP Freedom 2005 Portfolio                - Pioneer Disciplined Value VCT Portfolio
- Fidelity VIP Freedom 2010 Portfolio                - Pioneer Emerging Markets VCT Portfolio
- Fidelity VIP Freedom 2015 Portfolio                - Pioneer Mid Cap Value VCT Portfolio


Effective January 31, 2013, the AllianceBernstein VPS Small Cap Growth Portfolio was closed to new money.

In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

     -   Goldman Sachs Balanced Strategy Portfolio (Class A)

     -   Goldman Sachs Equity Growth Strategy Portfolio (Class A)

     -   Goldman Sachs Growth and Income Strategy Portfolio (Class A)

     -   Goldman Sachs Growth Strategy Portfolio (Class A)

     -   Goldman Sachs International Real Estate Securities Fund (Class A)

     -   Goldman Sachs Real Estate Securities Fund (Class A)

     -   Goldman Sachs Technology Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                              TABLE OF CONTENTS



                                                                                                  Page
                                                                                                ------
DEFINITIONS.....................................................................................     5
SUMMARY OF EXPENSES.............................................................................     7
DISTRIBUTION COSTS..............................................................................     8
SUMMARY.........................................................................................     8
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS........................................    11
THE CONTRACTS...................................................................................    24
  A.    GENERAL INFORMATION.....................................................................    24
        1.      Purchase Payments...............................................................    24
        2.      Free Look Period................................................................    24
        3.      Owners, Annuitants, and Beneficiaries...........................................    25
        4.      Assignment......................................................................    26
  B.    THE ACCUMULATION PERIOD.................................................................    26
        1.      Application of Purchase Payments................................................    26
        2.      Accumulation Unit Value.........................................................    27
        3.      Contract Value..................................................................    28
        4.      Transfers During The Accumulation Period........................................    28
        5.      Disruptive Trading..............................................................    29
        6.      Withdrawals and Surrenders During The Accumulation Period.......................    31
        7.      Death Benefit...................................................................    32
        8.      Telephone and Facsimile Transactions............................................    33
        9.      Termination of Contract.........................................................    33
CONTRACT CHARGES AND EXPENSES...................................................................    34
  A.    ASSET-BASED CHARGES.....................................................................    34
  B.    CONTRACT FEE............................................................................    35
  C.    INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES...........................................    35
  D.    STATE PREMIUM TAXES.....................................................................    35
  E.    REDUCTION OR ELIMINATION OF CERTAIN CHARGES.............................................    35
THE ANNUITY PERIOD..............................................................................    36
  A.    ANNUITY PAYMENTS........................................................................    36
  B.    ANNUITY OPTIONS.........................................................................    37
  C.    BASIS OF ANNUITY OPTIONS................................................................    38
  D.    DEATH PROCEEDS DURING THE ANNUITY PERIOD................................................    38
  E.    PROTECTION OF BENEFITS..................................................................    39
  F.    AGE, GENDER AND SURVIVAL................................................................    39
PAYMENTS TO CONTRACT OWNERS.....................................................................    39
FEDERAL TAX MATTERS.............................................................................    40
  A.    INTRODUCTION............................................................................    40
  B.    OUR TAX STATUS..........................................................................    40
  C.    TAXATION OF ANNUITIES IN GENERAL........................................................    40
  D.    QUALIFIED PLANS.........................................................................    44
  E.    FEDERAL INCOME TAX WITHHOLDING..........................................................    47
  F.    OTHER TAX ISSUES........................................................................    47
DISTRIBUTION OF CONTRACTS.......................................................................    49
VOTING RIGHTS...................................................................................    50
REPORTS TO CONTRACT OWNERS AND INQUIRIES........................................................    50
DOLLAR COST AVERAGING...........................................................................    50

                                                                                         Page
                                                                                       ------
AUTOMATIC ASSET REBALANCING............................................................    51
SYSTEMATIC WITHDRAWAL PLAN.............................................................    51
GENERAL CONTRACT PROVISIONS............................................................    52
  A.    CONTRACT MODIFICATION..........................................................    52
  B.    ENTIRE CONTRACT................................................................    52
  C.    INCONTESTABILITY...............................................................    52
  D.    NON-PARTICIPATING..............................................................    52
LEGAL PROCEEDINGS......................................................................    52
FINANCIAL STATEMENTS...................................................................    52
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA,
  ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.........................................   A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION............................................   B-1

        TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                         Page
                                                                                       ------
GENERAL INFORMATION AND HISTORY........................................................     2
SERVICES TO THE SEPARATE ACCOUNT.......................................................     2
STATE PREMIUM TAX CHART................................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................................     3
EXPERTS................................................................................     3
FINANCIAL STATEMENTS...................................................................     3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND
  LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT A........................................   F-1

                                 DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT--The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your values in the Subaccount(s).

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE--The date on which the first Contract Year commences.

DUE PROOF OF DEATH--A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.


SERVICE CENTER--Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting and other services to the Company. The principal administrative offices of se(2) are located at One Security Place, Topeka, KS 66675, telephone
1-800-457-8803.


SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation
Dates.

                             SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.


                     CONTRACT OWNER TRANSACTION EXPENSES

         Sales Load Imposed on Purchase Payments..................................     None
         Withdrawal Charges.......................................................     None
         State Premium Taxes......................................................  0% to 3.50%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                              PERIODIC EXPENSES


          Annual Contract Fee (deducted monthly from Contract Value)*....................  $30.00

          SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF CONTRACT VALUE)
               Mortality and Expense Risk Charge.........................................    0.60%
               Administration Charge.....................................................    0.15%
                                                                                           --------
               Total Separate Account Annual Expenses....................................    0.75%
                                                                                           --------


           -------------
             * We will waive this fee for Contracts with Contract Value of
               $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.

                       ANNUAL FUND OPERATING EXPENSES


THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2014 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.




TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM                          MAXIMUM
-------------------------------------------     ----------------------------     ----------------------------
Expenses that are deducted from                   Annual charge of 0.35% of         Annual charge of 1.87%
Fund assets, including management                 average daily net assets        of average daily net assets
fees, distribution and/or service
(12b-1) fees and other expenses.




-----------------------------
THE FUNDS' INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSE INFORMATION FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.



                                   EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Maximum Fund Expenses....................................    $269    $825    $1,407    $2,987
     Minimum Fund Expenses....................................    $116    $360     $625     $1,380


The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.


                             DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."


                                   SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement or rider to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD").

During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN").

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS").

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD").

We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses).

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

          COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company. Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.



The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.


THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.


THE FUNDS

SELECTION OF FUNDS.    We select the Funds offered through the Contract, and we
may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

THE FUNDS.    The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS AND PUBLICLY-AVAILABLE FUNDS.


INSURANCE FUNDS:

Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-------------------------   ------------------------  -------------------------  ------------------------
Goldman Sachs               Goldman Sachs VIT         Seeks a total return       Goldman Sachs Asset
   Variable Insurance       Core Fixed Income         consisting of capital      Management, L.P.
   Trust (Service Shares)   Fund                      appreciation and income
                                                      that exceeds the total
                                                      return of the Barclays
                                                      Capital U.S. Aggregate
                                                      Bond.

Goldman Sachs               Goldman Sachs VIT         Seeks to achieve           Goldman Sachs Asset
   Variable Insurance       Equity Index Fund         investment results that    Management, L.P. The
   Trust (Service Shares)                             correspond to the          sub-adviser is SSgA
                                                      aggregate price and yield  Funds Management,
                                                      performance of a           Inc.
                                                      benchmark index that
                                                      measures the investment
                                                      returns of large
                                                      capitalization stocks.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-------------------------   ------------------------  -------------------------  ------------------------
Goldman Sachs               Goldman Sachs VIT         Seeks total return while   Goldman Sachs Asset
   Variable Insurance       Global Trends             seeking to provide         Management, L.P.
   Trust (Service Shares)   Allocation Fund           volatility management.
                            (formerly Goldman
                            Sachs Global Markets
                            Navigator Fund)

Goldman Sachs               Goldman Sachs VIT         Seeks long term growth     Goldman Sachs Asset
   Variable Insurance       Growth Opportunities      of capital.                Management, L.P.
   Trust (Service Shares)   Fund

Goldman Sachs               Goldman Sachs VIT         Seeks a high level of      Goldman Sachs Asset
   Variable Insurance       High Quality Floating     current income,            Management, L.P.
   Trust (Service Shares)   Rate Fund                 consistent with safety of
                                                      principal.

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Large Cap Value Fund      of capital appreciation.   Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks long-term capital    Goldman Sachs Asset
   Variable Insurance       Mid Cap Value Fund        appreciation.              Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks to maximize          Goldman Sachs Asset
   Variable Insurance       Money Market Fund         current income to the      Management, L.P.
   Trust (Service Shares)                             extent consistent with
                                                      the preservation of
                                                      capital and the
                                                      maintenance of liquidity
                                                      by investing exclusively
                                                      in high quality money
                                                      market instruments.

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Strategic Growth Fund     of capital.                Management, L.P.
   Trust (Service Shares)

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Strategic International   of capital.                Management
   Trust (Service Shares)   Equity Fund                                          International

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       Small Cap Equity          of capital.                Management, L.P.
   Trust (Service Shares)   Insights Fund

Goldman Sachs               Goldman Sachs VIT         Seeks long-term growth     Goldman Sachs Asset
   Variable Insurance       U.S. Equity Insights      of capital and dividend    Management, L.P.
   Trust (Service Shares)   Fund                      income.


INSURANCE FUND                   PORTFOLIO NAME          INVESTMENT OBJECTIVE        INVESTMENT ADVISER
------------------------    -------------------------  -------------------------  ------------------------
AIM Variable Insurance      Invesco V.I. American      The Fund's investment      Invesco Advisers, Inc.
   Funds (Invesco           Franchise Fund             objective is to seek
   Variable Insurance                                  capital growth.
   Funds) (Series II
   Shares)

AIM Variable Insurance      Invesco V.I. Core Equity   The Fund's investment      Invesco Advisers, Inc.
   Funds (Invesco           Fund                       objective is long-term
   Variable Insurance                                  growth of capital.
   Funds) (Series II
   Shares)

AIM Variable Insurance      Invesco V.I. Global        The Fund's investment      Invesco Advisers, Inc.
   Funds (Invesco           Health Care Fund           objective is long-term
   Variable Insurance                                  growth of capital.
   Funds) (Series II
   Shares)

AIM Variable Insurance      Invesco V.I. Mid Cap       The Fund's investment      Invesco Advisers, Inc.
   Funds (Invesco           Core Equity Fund           objective is to long-term
   Variable Insurance                                  growth of capital.
   Funds) (Series II
   Shares)

AB Variable Products        AB VPS Intermediate        Seeks to generate          AllianceBernstein L.P.
   Series Fund, Inc.        Bond Portfolio(formerly    income and price
   (Class B)                AllianceBernstein VPS      appreciation without
                            Intermediate Bond          assuming what the
                            Portfolio)                 Adviser considers undue
                            AB VPS International       risk.
                            Value Portfolio (formerly
                            AllianceBernstein VPS
                            International Value
                            Portfolio)

AB Variable Products        AB VPS Small/Mid Cap       Seeks long-term growth     AllianceBernstein L.P.
   Series Fund, Inc.        Value Portfolio (formerly  of capital.
   (Class B)                AllianceBernstein VPS
                            Small/Mid Cap Value
                            Portfolio)
                            AB VPS Intermediate
                            Bond Portfolio(formerly
                            AllianceBernstein VPS
                            Intermediate Bond
                            Portfolio)



INSURANCE FUND                   PORTFOLIO NAME          INVESTMENT OBJECTIVE         INVESTMENT ADVISER
--------------------------  -------------------------  --------------------------  ------------------------
AB Variable Products        AB VPS International       Seeks long-term growth      AllianceBernstein L.P.
   Series Fund, Inc.        Value Portfolio (formerly  of capital.
   (Class B)                AllianceBernstein VPS
                            International Value
                            Portfolio)

Fidelity Variable           Fidelity VIP               Seeks long-term capital     Fidelity Management &
   Insurance Products       Contrafund(R) Portfolio    appreciation.               Research Company
   Fund (Service Class 2)                                                          FMR Co., Inc. (FMRC)
                                                                                   and other investment
                                                                                   advisers serve as sub-
                                                                                   advisers for the fund.

Fidelity Variable           Fidelity VIP Disciplined   Seeks capital               Fidelity Management &
   Insurance Products       Small Cap Portfolio        appreciation.               Research Company
   Fund (Service Class 2)                                                          Geode Capital
                                                                                   Management, LLC
                                                                                   (Geode) and FMR Co.,
                                                                                   Inc. (FMRC) serve as
                                                                                   sub-advisers for the
                                                                                   fund.

Fidelity Variable           Fidelity VIP Equity-       Seeks reasonable            Fidelity Management &
   Insurance Products       Income Portfolio           income. The fund will       Research Company
   Funds (Service Class 2)                             also consider the           FMR Co., Inc. (FMRC)
                                                       potential for capital       and other investment
                                                       appreciation. The fund's    advisers serve as sub-
                                                       goal is to achieve a yield  advisers for the fund.
                                                       which exceeds the
                                                       composite yield on the
                                                       securities comprising the
                                                       S&P 500(R) Index.

Fidelity Variable           Fidelity VIP Freedom       Seeks high total return     Strategic Advisers, Inc.
   Insurance Products       Income Portfolio           with a secondary
   Funds (Service Class 2)                             objective of principal
                                                       preservation.

Fidelity Variable           Fidelity VIP Freedom       Seeks high total return     Strategic Advisers, Inc.
   Insurance Products       2005 Portfolio             with a secondary
   Fund (Service Class 2)                              objective of principal
                                                       preservation as the fund
                                                       approaches its target
                                                       date and beyond.



INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
-------------------------   ------------------------  ------------------------  ------------------------
Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2010 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2015 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2020 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2025 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2030 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2035 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return   Strategic Advisers, Inc.
   Insurance Products       2040 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------------------  ------------------------  -------------------------  ------------------------
Fidelity Variable           Fidelity VIP Freedom      Seeks high total return    Strategic Advisers, Inc.
   Insurance Products       2045 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.

Fidelity Variable           Fidelity VIP Freedom      Seeks high total return    Strategic Advisers, Inc.
   Insurance Products       2050 Portfolio            with a secondary
   Fund (Service Class 2)                             objective of principal
                                                      preservation as the fund
                                                      approaches its target
                                                      date and beyond.


Fidelity Variable           Fidelity VIP Index 500    Seeks investment results   Fidelity Management &
   Insurance Products       Portfolio                 that correspond to the     Research Company
   Fund (Service Class 2)                             total return of common     Geode Capital
                                                      stocks publicly traded in  Management, LLC
                                                      the United States, as      (Geode(R)) and FMR Co.,
                                                      represented by the         Inc. serve as sub-
                                                      S&P 500(R) Index.          advisers for the fund.

Fidelity Variable           Fidelity VIP Mid Cap      Seeks long-term growth     Fidelity Management &
   Insurance Products       Portfolio                 of capital.                Research Company
   Funds (Service Class 2)                                                       FMR Co., Inc. and
                                                                                 other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.

Fidelity Variable           Fidelity VIP Overseas     Seeks long-term growth     Fidelity Management &
   Insurance Products       Portfolio                 of capital.                Research Company
   Fund (Service Class 2)                                                        FMR Co., Inc. and
                                                                                 other investment
                                                                                 advisers serve as sub-
                                                                                 advisers for the fund.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------------------  ------------------------  -------------------------  -------------------------
Fidelity Variable           Fidelity VIP Strategic    Seeks a high level of      Fidelity Management &
   Insurance Products       Income Portfolio          current income. The        Research Company
   Funds (Service Class 2)                            fund may also seek         Fidelity Investments
                                                      capital appreciation.      Money Management,
                                                                                 Inc. (FIMM), FMR Co.,
                                                                                 Inc. (FMRC), FIL
                                                                                 Investment Advisors
                                                                                 (UK) Limited
                                                                                 (FIA(UK)), and other
                                                                                 investment advisers serve
                                                                                 as sub-advisers for the
                                                                                 fund.

Franklin Templeton          Franklin Income VIP       Seeks to maximize          Franklin Advisers, Inc.
   Variable Insurance       Fund                      income while
   Products Trust                                     maintaining prospects
   (Class 2)                                          for capital appreciation.
                                                      Under normal market
                                                      conditions, the fund
                                                      invests in both equity
                                                      and debt securities.

Franklin Templeton          Franklin Mutual Global    Seeks capital              Franklin Mutual
   Variable Insurance       Discovery VIP Fund        appreciation. Under        Advisers, LLC
   Products Trust                                     normal market
   (Class 2)                                          conditions, the fund
                                                      invests primarily in U.S.
                                                      and foreign equity
                                                      securities that the
                                                      investment manager
                                                      believes are
                                                      undervalued.

Franklin Templeton          Franklin Mutual Shares    Seeks capital              Franklin Mutual
   Variable Insurance       VIP Fund                  appreciation, with         Advisers, LLC
   Products Trust                                     income as a secondary
   (Class 2)                                          goal. Under normal
                                                      market conditions, the
                                                      fund invests primarily in
                                                      U.S. and foreign equity
                                                      securities that the
                                                      investment manager
                                                      believes are
                                                      undervalued.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
--------------------------  ------------------------  -------------------------  -------------------------
Franklin Templeton          Franklin Small Cap        Seeks long-term total      Franklin Advisory
   Variable Insurance       Value VIP Fund            return. Under normal       Services, LLC
   Products Trust                                     market conditions, the
   (Class 2)                                          fund invests at least 80%
                                                      of its net assets in
                                                      investments of small
                                                      capitalization
                                                      companies.

Franklin Templeton          Templeton Growth VIP      Seeks long-term capital    Templeton Global
   Variable Insurance       Fund                      growth. Under normal       Advisors Limited
   Products Trust                                     market conditions, the
   (Class 2)                                          fund invests
                                                      predominantly in equity
                                                      securities of companies
                                                      located anywhere in the
                                                      world, including
                                                      emerging markets.

Janus Aspen Series          Janus Aspen Enterprise    Seeks long-term growth     Janus Capital
   (Service Shares)         Portfolio                 of capital.                Management LLC

Janus Aspen Series          Janus Aspen Forty         Seeks long-term growth     Janus Capital
   (Service Shares)         Portfolio                 of capital.                Management LLC

Janus Aspen Series          Janus Aspen Perkins       Seeks capital              Janus Capital
   (Service Shares)         Mid Cap Value Portfolio   appreciation.              Management LLC
                                                                                 Perkins Investment
                                                                                 Management LLC
                                                                                 serves as sub-adviser for
                                                                                 the portfolio.

MFS(R) Variable Insurance   MFS(R) New Discovery      Seeks capital              MFS Investment
   Trust (Service Class)    Series                    appreciation.              Management

MFS(R) Variable Insurance   MFS(R) Utilities Series   Seeks total return.        MFS Investment
   Trust (Service Class)                                                         Management

Oppenheimer Variable        Oppenheimer               Seeks total return.        OFI Global Asset
   Account Funds            Conservative Balanced                                Management, Inc.
   (Service Shares)         Fund/VA (formerly                                    OppenheimerFunds, Inc.
                            Oppenheimer Capital                                  serves as a sub-adviser
                            Income Fund/VA)                                      for the fund.


INSURANCE FUND                   PORTFOLIO NAME         INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-----------------------     ------------------------  -------------------------  ------------------------
Oppenheimer Variable        Oppenheimer Global        Seeks capital              OFI Global Asset
   Account Funds            Fund/VA                   appreciation.              Management, Inc.
   (Service Shares)                                                              OppenheimerFunds, Inc.
                                                                                 serves as a sub-adviser
                                                                                 for the fund.

Oppenheimer Variable        Oppenheimer Global        Seeks total return.        OFI Global Asset
   Account Funds            Strategic Income                                     Management, Inc.
   (Service Shares)         Fund/VA                                              OppenheimerFunds, Inc.
                                                                                 serves as a sub-adviser
                                                                                 for the fund.

Oppenheimer Variable        Oppenheimer Main          Seeks capital              OFI Global Asset
   Account Funds            Street Small Cap          appreciation.              Management, Inc.
   (Service Shares)         Fund(R)/VA                                           OppenheimerFunds, Inc.
                                                                                 serves as a sub-adviser
                                                                                 for the fund.

Pioneer Variable            Pioneer Select Mid Cap    Seeks capital growth,      Pioneer Investment
   Contracts Trust          Growth VCT Portfolio      primarily through equity   Management, Inc.
   (Class I)                                          securities of small-
                                                      capitalization
                                                      companies.

Pioneer Variable            Pioneer Disciplined       Seeks capital growth,      Pioneer Investment
   Contracts Trust          Value VCT Portfolio       primarily through equity   Management, Inc.
   (Class II)               (formerly Pioneer         securities of small-
                            Fundamental VCT           capitalization
                            Portfolio)                companies.

Pioneer Variable            Pioneer Emerging          Seeks long-term capital    Pioneer Investment
   Contracts Trust          Markets VCT Portfolio     appreciation primarily     Management, Inc.
   (Class II)                                         through the securities of
                                                      issuers in countries with
                                                      emerging economies or
                                                      securities markets.

Pioneer Variable            Pioneer Mid Cap Value     Seeks capital              Pioneer Investment
   Contracts Trust          VCT Portfolio             appreciation primarily     Management, Inc.
   (Class II)                                         through a diversified
                                                      portfolio of equity
                                                      securities of mid-sized
                                                      companies, managed
                                                      with a value orientation.


-----------------------------
PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated

The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS.    Publicly-Available Funds are "publicly-available,"
I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.

RETAIL FUND                                INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
--------------------------  ---------------------------------------------------  -------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
   Strategy Portfolio       appreciation.                                        Management, L.P.
   (Class A)*

Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
   Growth Strategy                                                               Management, L.P.
   Portfolio (Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and current     Goldman Sachs Asset
   and Income Strategy      income.                                              Management, L.P.
   Portfolio (Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and,            Goldman Sachs Asset
   Strategy Portfolio       secondarily, current income.                         Management, L.P.
   (Class A)*

Goldman Sachs               Seeks total return comprised of long-term growth     Goldman Sachs Asset
   International Real       of capital and dividend income.                      Management, L.P.
   Estate Securities Fund
   (Class A)*

Goldman Sachs Real          Seeks total return comprised of long-term growth     Goldman Sachs Asset
   Estate Securities Fund   of capital and dividend income.                      Management, L.P.
   (Class A)*

Goldman Sachs               Seeks long-term growth of capital.                   Goldman Sachs Asset
   Technology Tollkeeper                                                         Management, L.P.
   (Class A) Fund**


-----------------------------
*    Each retail Fund's most recently ended fiscal year is December 31, 2013.

**   This retail Fund's most recently ended fiscal year is August 31, 2013.

The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer


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
only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS.    We and our
distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to


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
participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."


CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.




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

                                THE CONTRACTS


A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.


1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.


2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

STATE LAW FREE LOOK.    The length of the free look period depends upon the
state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Subaccount investing in the Goldman Sachs VIT Money Market Fund until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

IRA FREE LOOK.    In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. During the 10-day period, we will allocate all or


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
a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.


3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

BENEFICIARIES.    You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

Beneficiary changes are subject to the following:

      1.   The change must be filed while you are alive;

      2.   The Contract must be in force at the time you file a change;

      3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

      4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

      5. The request for change must provide information sufficient to identify the new Beneficiary; and

      6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

OWNERS.    You, the Owner, may exercise every option and right conferred by the
Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us


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
prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS.    Before the Annuity Date, you may add, change, or remove an
Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.


4. ASSIGNMENT

All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.


B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.



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
We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

      - an agent's broker-dealer provides us with application information, electronically or in writing,

      - we receive the initial Purchase Payment, and

      - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


2. ACCUMULATION UNIT VALUE

We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation


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
Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula: 1.000000 plus [(1) divided by (2)] minus (3), where:

       (1)   is:

             - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

             - the per share amount of any dividend or capital gain
               distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

             - a charge or credit for any taxes reserved for the current
               Valuation Period which we determine have resulted from the investment operations of the Subaccount;

       (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

       (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.


3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

       - the number of Accumulation Units credited to each Subaccount, times

       - the value of a corresponding Accumulation Unit for each Subaccount.

There is no guaranteed minimum Contract Value.


4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.



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
We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries).

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.



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If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (I.E., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we


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cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.


6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

      - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

      - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

      - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

      - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.


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Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.


7. DEATH BENEFIT

If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.

If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living


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
at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of"spouse" under Federal law. The U.S. Supreme Court has held
Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.


8. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.


9. TERMINATION OF CONTRACT

The Contract will terminate upon the earliest of:

      - upon payment of the death benefit proceeds in a lump sum;

      - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

      - the Valuation Date we receive at our Service Center your request to surrender your Contract.



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
Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

      - You have not made any Purchase Payments for two full years; and

      - Your Contract Value is less than $2,000 at the end of such two-year period; and

      - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

      - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.


                        CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

      - mortality and expense risk charge;

      - administration charge;

      - contract fee; and

      - premium tax.

There are no sales charges or sales loads associated with the Contract.

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.


A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.


2. ADMINISTRATION CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.



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

B. CONTRACT FEE

During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.


C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.


D. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      - Purchase Payments when we receive them; and/or

      - Partial withdrawals or full surrender; and/or

      - The death benefit; and/or

      - Contract Value applied to an Annuity Option at the time annuity payments start.

See "STATE PREMIUM TAX CHART" in the Statement of Additional Information.


E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Global Altantic), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.

These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

      - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      - the total amount of Purchase Payments to be received and the method in which they will be remitted;



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
      - any prior or existing relationship with us;

      - the level of commission paid to selling broker-dealers;

      - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

      - the frequency of projected surrenders or distributions; and

      - any other circumstances that reduce administrative and/or sales expenses.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.


                             THE ANNUITY PERIOD

Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.


A. ANNUITY PAYMENTS

On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

The amount of the first guaranteed annuity payment depends on:

      - the selected Annuity Option; and

      - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

      - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant; and

      - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

      - the frequency of annuity payments.

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Annuity payments are subject to our financial strength and claims-paying ability.



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B. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

      - Option 2 over the lifetime of the Beneficiary; or

      - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of


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
payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

      - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

      - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

      - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

      - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

      - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.


C. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

      - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

      - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.



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

E. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.


F. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.


                         PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

     -  during any period when the New York Stock Exchange is closed;

     -  when trading is restricted or the SEC determines an emergency exists;
        or

     -  as the SEC by order may permit.

We also may defer any annuity payment from our General Account for the period permitted by law.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.




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                             FEDERAL TAX MATTERS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS.    Several of the Funds offered through the Separate
Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," I.E., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such


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provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.



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Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal; or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (E.G., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an


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
existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or



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
      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").


Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.



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
All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt


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organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance



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
from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


2. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (E.G. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.





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                          DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate Account:

                   EPOCH SECURITIES, INC. ("DISTRIBUTOR")
            132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772

The Distributor is a wholly-owned subsidiary of Global Atlantic (Fin) Company. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS.    We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS.    We and Distributor pay compensation
to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS.    We and Distributor may
pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



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                                VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.


                  REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at https://cwannuity.se2.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.


                            DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.



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
At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

      - the number of designated monthly transfers has been completed;

      - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred;

      - we receive your written termination at our Service Center at least five business days before the next transfer date; or

      - the Contract is surrendered or annuitized.


                         AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

      - increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

      - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.


                         SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.



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                         GENERAL CONTRACT PROVISIONS


A. CONTRACT MODIFICATION

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.


B. ENTIRE CONTRACT

The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.


C. INCONTESTABILITY

We cannot contest the Contract.


D. NON-PARTICIPATING

The Contract does not pay dividends. It will not share in our surplus or earnings.


                              LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the Distributor to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                            FINANCIAL STATEMENTS

Financial Statements for Commonwealth Annuity and for the Separate Account are included in the Statement of Additional Information.



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                                 APPENDIX A


     COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT


This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.


A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.


B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code, Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.    The Contract must be nontransferable by the Owner.

3.    The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2, and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you


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die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.


C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under
      Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.


      Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the


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
      distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.


D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,500 for 2015. After 2015, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.


2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $13,000 ($5,500 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

     a.   The maximum annual contribution, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

      The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.


4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows for 2015:



          JOINT RETURNS: $98,000



          SINGLE TAXPAYERS: $61,000



      The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, in 2015 the amount of the deductible IRA contribution is phased out for adjusted gross income between $183,000 and $193,000. These amounts may be indexed for cost of living increases in future years.


      To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on


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      your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAS


1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). In 2015, the maximum deductible employer contribution for a SEP IRA is the lesser of $53,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows non-SEP contributions, an employee can make tax deductible contributions up to the maximum IRA limit (generally $5,500 or $6,500, depending upon age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $12,500 for 2015 or $15,500 if you are over age 50. After 2015, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $265,000 of compensation in 2015, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.


G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).



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4.    You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.


H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.


I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.



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J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In 2015, if you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $183,000 of modified adjusted gross income and no contributions are allowed above $193,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $116,000 and no contributions are permitted above $131,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.


K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

     The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

     In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

      A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

      UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.


M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.


N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

     1.   To amounts that are rolled over or transferred tax free;

     2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

     3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

     4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

     5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.


O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


P. BORROWING

If you borrow money against annuity contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)


Q. REPORTING

We will provide you with any reports required by the Internal Revenue
Service.


R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.


S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.

2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis, if the Accumulated Value is less than $50,000.

3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "B.--The Accumulation Period--2. Accumulation Unit Value."

4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                                 APPENDIX B

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


THE FOLLOWING TABLE LIST THE CONDENSED FINANCIAL INFORMATION OF ACCUMULATION UNIT VALUES FOR ACCUMULATION UNITS OUTSTANDING UNDER THE CONTRACTS AS OF DECEMBER 31, 2014.



                                                                                          YEAR ENDED DECEMBER 31ST
                                                                        ------------------------------------------------------------
SUB-ACCOUNT                                                               2014      2013       2012      2011      2010       2009
----------------------------------------------------------------------  --------   -------   --------  --------   -------   --------

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.382     1.287      1.179     1.210     1.124    1.000
  End of Period.......................................................     1.405     1.382      1.287     1.179     1.210    1.124
Number of Units Outstanding at End of Period (in thousands)...........    35.280    29.094     22.674    15.964     8.851    1.889
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.746     1.424      1.226     1.336     1.195    1.000
  End of Period.......................................................     1.785     1.746      1.424     1.226     1.336    1.195
Number of Units Outstanding at End of Period (in thousands)...........       N/A       N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.517     1.352      1.211     1.264     1.157    1.000
  End of Period.......................................................     1.539     1.517      1.352     1.211     1.264    1.157
Number of Units Outstanding at End of Period (in thousands)...........     3.568       N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.625     1.384      1.217     1.306     1.181    1.000
  End of Period.......................................................     1.651     1.625      1.384     1.217     1.306    1.181
Number of Units Outstanding at End of Period (in thousands)...........       N/A       N/A        N/A       N/A       N/A      N/A
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.347     1.283      0.907     1.135     1.000      N/A
  End of Period.......................................................     1.351     1.347      1.283     0.907     1.135      N/A
Number of Units Outstanding at End of Period (in thousands)...........     0.575     4.122      1.186       N/A       N/A      N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................................     1.385     1.366      1.185     1.088     1.000      N/A
  End of Period.......................................................     1.781     1.385      1.366     1.185     1.088      N/A
Number of Units Outstanding at End of Period (in thousands)...........     0.020       N/A        N/A       N/A       N/A      N/A


                                                                                           YEAR ENDED DECEMBER 31ST
                                                                          ----------------------------------------------------------
SUB-ACCOUNT                                                                 2014      2013      2012      2011      2010      2009
------------------------------------------------------------------------  --------  --------  --------  --------  --------  --------

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A ON JULY 31, 2010)
Unit Value:
  Beginning of Period...................................................     1.524     1.194     0.998     1.161     1.000     N/A
  End of Period.........................................................     1.664     1.524     1.194     0.998     1.161     N/A
Number of Units Outstanding at End of Period (in thousands).............     0.647     0.483     0.308     0.100     0.255     N/A
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...................................................     1.250     1.277     1.205     1.135     1.067   1.000
  End of Period.........................................................     1.310     1.250     1.277     1.205     1.135   1.067
Number of Units Outstanding at End of Period (in thousands).............     3.409     3.383     3.385     3.389       N/A     N/A
GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...................................................     2.056     1.573     1.372     1.358     1.190   1.000
  End of Period.........................................................     2.311     2.056     1.573     1.372     1.358   1.190
Number of Units Outstanding at End of Period (in thousands).............     0.772     0.319     0.933     0.302       N/A     N/A
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE SHARES)
   ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON MAY 22, 2012)
Unit Value:
  Beginning of Period...................................................     1.185     1.052       N/A       N/A       N/A     N/A
  End of Period.........................................................     1.223     1.185     1.052       N/A       N/A     N/A
Number of Units Outstanding at End of Period (in thousands).............       N/A       N/A       N/A       N/A       N/A     N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...................................................     1.638     1.249     1.053     1.105     1.000     N/A
  End of Period.........................................................     1.806     1.638     1.249     1.053     1.105     N/A
Number of Units Outstanding at End of Period (in thousands).............     3.094     2.989     2.989     2.990       N/A     N/A
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...................................................     1.154     1.159     1.136     1.077     1.032   1.000
  End of Period.........................................................     1.145     1.154     1.159     1.136     1.077   1.032
Number of Units Outstanding at End of Period (in thousands).............     2.846     2.205     1.713     0.221       N/A     N/A
GOLDMAN SACHS VIT LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS VIT GROWTH AND INCOME FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period...................................................     1.865     1.414     1.199     1.303     1.184   1.000
  End of Period.........................................................     2.085     1.865     1.414     1.199     1.303   1.184
Number of Units Outstanding at End of Period (in thousands).............       N/A       N/A       N/A       N/A       N/A     N/A


                                                                                          YEAR ENDED DECEMBER 31ST
                                                                         -----------------------------------------------------------
SUB-ACCOUNT                                                                2014      2013      2012      2011       2010      2009
-----------------------------------------------------------------------  --------  --------  --------   -------   -------   --------

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................................     2.196     1.669     1.423     1.535     1.240    1.000
  End of Period........................................................     2.469     2.196     1.669     1.423     1.535    1.240
Number of Units Outstanding at End of Period (in thousands)............       N/A       N/A       N/A       N/A       N/A      N/A
GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................................     0.967     0.975     0.982     0.989     0.997    1.000
  End of Period........................................................     0.960     0.967     0.975     0.982     0.989    0.997
Number of Units Outstanding at End of Period (in thousands)............   162.442     3.022     6.425    12.549     0.051      N/A
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (SERVICE SHARES) ON
   APRIL 30, 2014)
Unit Value:
  Beginning of Period..................................................     2.362     1.758     1.574     1.580     1.226    1.000
  End of Period........................................................     2.501     2.362     1.758     1.574     1.580    1.226
Number of Units Outstanding at End of Period (in thousands)............       N/A       N/A       N/A       N/A     0.293      N/A
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..................................................     1.954     1.491     1.256     1.303     1.188    1.000
  End of Period........................................................     2.197     1.954     1.491     1.256     1.303    1.188
Number of Units Outstanding at End of Period (in thousands)............     0.343       N/A     3.825     3.129     1.372      N/A
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................................     1.596     1.299     1.083     1.286     1.177    1.000
  End of Period........................................................     1.462     1.596     1.299     1.083     1.286    1.177
Number of Units Outstanding at End of Period (in thousands)............     4.021     4.021     6.059     5.648     0.704      N/A
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE SHARES) ON
   APRIL 30, 2014)
Unit Value:
  Beginning of Period..................................................     1.655     1.215     1.073     1.040     1.000      N/A
  End of Period........................................................     1.909     1.655     1.215     1.073     1.040      N/A
Number of Units Outstanding at End of Period (in thousands)............     1.001       N/A       N/A       N/A       N/A      N/A
AB VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..................................................     1.108     1.143     1.088     1.031     1.000      N/A
  End of Period........................................................     1.168     1.108     1.143     1.088     1.031      N/A
Number of Units Outstanding at End of Period (in thousands)............       N/A     3.348     2.062     0.959       N/A      N/A


                                                                                         YEAR ENDED DECEMBER 31ST
                                                                       -------------------------------------------------------------
SUB-ACCOUNT                                                              2014      2013       2012       2011      2010       2009
---------------------------------------------------------------------  --------  --------   --------   --------  --------   --------

AB VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) ON
   MAY 1, 2015)
Unit Value:
  Beginning of Period................................................     1.160     0.952      0.840      1.051     1.000       N/A
  End of Period......................................................     1.077     1.160      0.952      0.840     1.051       N/A
Number of Units Outstanding at End of Period (in thousands)..........       N/A       N/A        N/A        N/A       N/A       N/A
AB VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013; NAME CHANGED FROM
   ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period................................................     2.014     1.396      1.226      1.185     1.000       N/A
  End of Period......................................................     1.957     2.014      1.396      1.226     1.185       N/A
Number of Units Outstanding at End of Period (in thousands)..........       N/A       N/A        N/A        N/A       N/A       N/A
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B) ON
   MAY 1, 2015)
Unit Value:
  Beginning of Period................................................     1.543     1.130      0.962      1.060     1.000       N/A
  End of Period......................................................     1.668     1.543      1.130      0.962     1.060       N/A
Number of Units Outstanding at End of Period (in thousands)..........       N/A     2.058      0.796        N/A       N/A       N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................     1.564     1.204      1.044      1.082     1.000       N/A
  End of Period......................................................     1.735     1.564      1.204      1.044     1.082       N/A
Number of Units Outstanding at End of Period (in thousands)..........     0.082       N/A        N/A        N/A       N/A       N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................     1.731     1.264      1.074      1.100     1.000       N/A
  End of Period......................................................     1.801     1.731      1.264      1.074     1.100       N/A
Number of Units Outstanding at End of Period (in thousands)..........     0.040     0.058        N/A        N/A       N/A       N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................     1.545     1.218      1.048      1.050     1.000       N/A
  End of Period......................................................     1.664     1.545      1.218      1.048     1.050       N/A
Number of Units Outstanding at End of Period (in thousands)..........    23.922     3.965      3.965      3.967       N/A       N/A
FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................     1.231     1.133      1.044      1.053     1.000       N/A
  End of Period......................................................     1.271     1.231      1.133      1.044     1.053       N/A
Number of Units Outstanding at End of Period (in thousands)..........       N/A       N/A        N/A        N/A       N/A       N/A


                                                                                          YEAR ENDED DECEMBER 31ST
                                                                        ------------------------------------------------------------
SUB-ACCOUNT                                                               2014       2013      2012       2011      2010      2009
----------------------------------------------------------------------  --------   -------   --------   -------   --------   -------

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.308     1.164      1.051     1.064      1.000      N/A
  End of Period.......................................................     1.353     1.308      1.164     1.051      1.064      N/A
Number of Units Outstanding at End of Period (in thousands)...........       N/A       N/A        N/A       N/A        N/A      N/A
FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.321     1.166      1.050     1.063      1.000      N/A
  End of Period.......................................................     1.369     1.321      1.166     1.050      1.063      N/A
Number of Units Outstanding at End of Period (in thousands)...........     1.250     1.272      1.296     1.323      0.738      N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.353     1.179      1.050     1.072      1.000      N/A
  End of Period.......................................................     1.404     1.353      1.179     1.050      1.072      N/A
Number of Units Outstanding at End of Period (in thousands)...........   218.722   215.958    213.153   210.351      0.453      N/A
FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.415     1.191      1.045     1.078      1.000      N/A
  End of Period.......................................................     1.472     1.415      1.191     1.045      1.078      N/A
Number of Units Outstanding at End of Period (in thousands)...........     8.180     5.823      5.846     5.872      3.034      N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.435     1.191      1.042     1.080      1.000      N/A
  End of Period.......................................................     1.492     1.435      1.191     1.042      1.080      N/A
Number of Units Outstanding at End of Period (in thousands)...........     1.317     1.338      1.361     1.387      6.349      N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.475     1.194      1.031     1.085      1.000      N/A
  End of Period.......................................................     1.532     1.475      1.194     1.031      1.085      N/A
Number of Units Outstanding at End of Period (in thousands)...........     5.959     4.059      4.104     4.157      2.127      N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.481     1.194      1.031     1.086      1.000      N/A
  End of Period.......................................................     1.539     1.481      1.194     1.031      1.086      N/A
Number of Units Outstanding at End of Period (in thousands)...........       N/A       N/A        N/A       N/A        N/A      N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................................................     1.491     1.195      1.029     1.087      1.000      N/A
  End of Period.......................................................     1.549     1.491      1.195     1.029      1.087      N/A
Number of Units Outstanding at End of Period (in thousands)...........     0.414       N/A        N/A       N/A        N/A      N/A


                                                                                         YEAR ENDED DECEMBER 31ST
                                                                       -------------------------------------------------------------
SUB-ACCOUNT                                                              2014      2013       2012       2011       2010      2009
---------------------------------------------------------------------  --------  --------   --------   --------   --------  --------

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.495      1.194      1.025      1.089     1.000       N/A
  End of Period......................................................    1.553      1.495      1.194      1.025     1.089       N/A
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A        N/A        N/A       N/A       N/A
FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.264      1.210      1.147      1.140     1.071     1.000
  End of Period......................................................    1.298      1.264      1.210      1.147     1.140     1.071
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A        N/A        N/A       N/A       N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.831      1.341      1.132      1.120     1.000       N/A
  End of Period......................................................    2.034      1.831      1.341      1.132     1.120       N/A
Number of Units Outstanding at End of Period (in thousands)..........      N/A      1.877      1.911      0.459       N/A       N/A
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.620      1.237      1.078      1.067     1.000       N/A
  End of Period......................................................    1.824      1.620      1.237      1.078     1.067       N/A
Number of Units Outstanding at End of Period (in thousands)..........   28.205      0.066        N/A        N/A       N/A       N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    2.052      1.522      1.338      1.513     1.183     1.000
  End of Period......................................................    2.159      2.052      1.522      1.338     1.513     1.183
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A      1.720      5.175     0.613       N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.432      1.108      0.928      1.131     1.000       N/A
  End of Period......................................................    1.303      1.432      1.108      0.928     1.131       N/A
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A        N/A        N/A     0.389       N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period................................................    1.362      1.372      1.254      1.210     1.115     1.000
  End of Period......................................................    1.398      1.362      1.372      1.254     1.210     1.115
Number of Units Outstanding at End of Period (in thousands)..........   77.898     52.764     10.679      8.795     0.042       N/A


                                                                                          YEAR ENDED DECEMBER 31ST
                                                                        ------------------------------------------------------------
SUB-ACCOUNT                                                               2014      2013       2012      2011       2010      2009
----------------------------------------------------------------------  --------  --------   --------  --------   --------  --------

FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.................................................    1.363      1.206      1.079     1.062      1.000      N/A
  End of Period.......................................................    1.416      1.363      1.206     1.079      1.062      N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A      3.039      1.075       N/A        N/A      N/A
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND (CLASS 2) ON
   MAY 1, 2014)
Unit Value:
  Beginning of Period.................................................    1.447      1.142      1.015     1.053      1.000      N/A
  End of Period.......................................................    1.519      1.447      1.142     1.015      1.053      N/A
Number of Units Outstanding at End of Period (in thousands)...........    0.093      3.488      1.139       N/A        N/A      N/A
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.................................................    1.478      1.161      1.024     1.043      1.000      N/A
  End of Period.......................................................    1.572      1.478      1.161     1.024      1.043      N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A       N/A        N/A      N/A
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2) ON
   MAY 1, 2014)
Unit Value:
  Beginning of Period.................................................    2.315      1.712      1.457     1.525      1.199    1.000
  End of Period.......................................................    2.310      2.315      1.712     1.457      1.525    1.199
Number of Units Outstanding at End of Period (in thousands)...........    1.307      1.261      2.965     2.657      0.621      N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.................................................    1.513      1.165      0.970     1.050      1.000      N/A
  End of Period.......................................................    1.459      1.513      1.165     0.970      1.050      N/A
Number of Units Outstanding at End of Period (in thousands)...........    1.291        N/A        N/A       N/A        N/A      N/A
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME CHANGED
   FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012;
   NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
   ON MAY 1, 2013)"
Unit Value:
  Beginning of Period.................................................    1.664      1.200        N/A       N/A        N/A      N/A
  End of Period.......................................................    1.785      1.664      1.200       N/A        N/A      N/A
Number of Units Outstanding at End of Period (in thousands)...........    0.040        N/A        N/A       N/A        N/A      N/A


                                                                                        YEAR ENDED DECEMBER 31ST
                                                                     ---------------------------------------------------------------
SUB-ACCOUNT                                                            2014       2013       2012       2011       2010      2009
-------------------------------------------------------------------  --------   --------   --------   --------   --------  ---------

INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............................................     1.478      1.155      1.024      1.035      1.000      N/A
  End of Period....................................................     1.582      1.478      1.155      1.024      1.035      N/A
Number of Units Outstanding at End of Period (in thousands)........     3.982      3.982      3.982      3.985        N/A      N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............................................     1.749      1.257      1.041      1.021      1.000      N/A
  End of Period....................................................     2.073      1.749      1.257      1.041      1.021      N/A
Number of Units Outstanding at End of Period (in thousands)........     1.988      3.197      0.774     59.054        N/A      N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. LEISURE FUND (SERIES II SHARES) ON APRIL 30, 2010); MERGED INTO
   THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)"
Unit Value:
  Beginning of Period..............................................       N/A        N/A      1.017      1.067      1.000      N/A
  End of Period....................................................       N/A        N/A        N/A      1.017      1.067      N/A
Number of Units Outstanding at End of Period (in thousands)........       N/A        N/A        N/A        N/A        N/A      N/A
INVESCO V.I. MID CAP CORE EQUITY FUND (SERIES II SHARES)
(INVESTMENT OPTION ADDED ON JUNE 2, 2014)
Unit Value:
  Beginning of Period..............................................       N/A        N/A        N/A        N/A        N/A      N/A
  End of Period....................................................     0.996        N/A        N/A        N/A        N/A      N/A
Number of Units Outstanding at End of Period (in thousands)........       N/A        N/A        N/A        N/A        N/A      N/A
JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................     1.707      1.303      1.122      1.149      1.000      N/A
  End of Period....................................................     1.902      1.707      1.303      1.122      1.149      N/A
Number of Units Outstanding at End of Period (in thousands)........       N/A        N/A        N/A        N/A        N/A      N/A
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................     1.510      1.163      0.946      1.024      1.000      N/A
  End of Period....................................................     1.626      1.510      1.163      0.946      1.024      N/A
Number of Units Outstanding at End of Period (in thousands)........     4.700      4.700      4.700      4.703        N/A      N/A
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................................     1.816      1.454      1.323      1.374      1.200    1.000
  End of Period....................................................     1.954      1.816      1.454      1.323      1.374    1.200
Number of Units Outstanding at End of Period (in thousands)........     1.701      1.701      1.701      1.701        N/A      N/A


                                                                                         YEAR ENDED DECEMBER 31ST
                                                                       -------------------------------------------------------------
SUB-ACCOUNT                                                              2014      2013       2012      2011       2010       2009
---------------------------------------------------------------------  --------  --------   --------  --------   --------   --------

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................................................    2.595      1.852      1.543     1.737      1.288    1.000
  End of Period......................................................    2.383      2.595      1.852     1.543      1.737    1.288
Number of Units Outstanding at End of Period (in thousands)..........    1.280      1.280      1.280     1.281        N/A      N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................................................    1.584      1.328      1.181     1.118      1.000      N/A
  End of Period......................................................    1.773      1.584      1.328     1.181      1.118      N/A
Number of Units Outstanding at End of Period (in thousands)..........    0.288      2.437      0.727       N/A        N/A      N/A
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON APRIL 30, 2015; NAME CHANGED
   FROM OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................................................    1.324      1.182      1.062     1.066      1.000      N/A
  End of Period......................................................    1.419      1.324      1.182     1.062      1.066      N/A
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A        N/A       N/A        N/A      N/A
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................................................    1.500      1.190      0.992     1.092      1.000      N/A
  End of Period......................................................    1.519      1.500      1.190     0.992      1.092      N/A
Number of Units Outstanding at End of Period (in thousands)..........    3.351      3.351      3.351     3.353        N/A      N/A
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA SERVICE SHARES ON APRIL 30, 2010;
   OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................................................    1.194      1.208      1.075     1.076      1.000      N/A
  End of Period......................................................    1.215      1.194      1.208     1.075      1.076      N/A
Number of Units Outstanding at End of Period (in thousands)..........  229.113    209.633    183.647   189.479    197.243      N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES) ON
   OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................................................      N/A        N/A      1.289     1.333      1.173    1.000
  End of Period......................................................      N/A        N/A        N/A     1.289      1.333    1.173
Number of Units Outstanding at End of Period (in thousands)..........      N/A        N/A        N/A     1.755        N/A      N/A


                                                                                          YEAR ENDED DECEMBER 31ST
                                                                        ------------------------------------------------------------
SUB-ACCOUNT                                                              2014       2013       2012      2011       2010      2009
----------------------------------------------------------------------  -------   --------   -------   --------   --------  --------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES) ON
   APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.................................................    1.708      1.224     1.048      1.081     1.000       N/A
  End of Period.......................................................    1.893      1.708     1.224      1.048     1.081       N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A        N/A       N/A        N/A       N/A       N/A
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II) ON JUNE 30, 2012; NAME
   CHANGED FROM THE PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.................................................    1.418      1.111     1.012      1.058     1.000       N/A
  End of Period.......................................................    1.542      1.418     1.111      1.012     1.058       N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A        N/A       N/A        N/A       N/A       N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................................    0.922      0.950     0.857      1.130     1.000       N/A
  End of Period.......................................................    0.798      0.922     0.950      0.857     1.130       N/A
Number of Units Outstanding at End of Period (in thousands)...........    1.381      1.340     1.340      1.341       N/A       N/A
PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................................    1.430      1.085     0.987      1.056     1.000       N/A
  End of Period.......................................................    1.629      1.430     1.085      0.987     1.056       N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A        N/A       N/A        N/A       N/A       N/A
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.................................................    1.567      1.109     1.044      1.076     1.000       N/A
  End of Period.......................................................    1.702      1.567     1.109      1.044     1.076       N/A
Number of Units Outstanding at End of Period (in thousands)...........      N/A        N/A       N/A        N/A       N/A       N/A

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2015

         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                                SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210                P.O. Box 758550
Southborough, MA 01772                      Topeka, Kansas 66675-8550
1-866-297-7531                              1-800-457-8803


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2015. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.


                                TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                  ----
GENERAL INFORMATION AND HISTORY                                                                     2
SERVICES TO THE SEPARATE ACCOUNT                                                                    2
STATE PREMIUM TAX CHART                                                                             3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                                       3
EXPERTS                                                                                             3
FINANCIAL STATEMENTS                                                                                3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT A     F-1

                         GENERAL INFORMATION AND HISTORY


The principal office (the "Principal Office") of Commonwealth Annuity and Life Insurance Company (the "Company") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. The Company is a life insurance company originally organized under the laws of Delaware in July 1974, and re-domiciled to Massachusetts effective December 31, 2002. Originally known as American Variable Annuity Life Assurance Company, the Company changed its name to SMA Life Assurance Company in 1982, and then changed its name to Allmerica Financial Life Insurance and Annuity Company in 1995. Effective September 1, 2006 the Company adopted its present name.

Prior to December 30, 2005, the Company was an indirect wholly owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, a subsidiary of Global Atlantic Financial Life Limited, which in turn is a wholly-owned subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Effective January 2, 2014, Forethought Services LLC acquired ownership of 79% of the shares of the Company. Forethought Services LLC is a wholly-owned subsidiary of Forethought Financial Group, Inc., which in turn is a wholly-owned subsidiary of Global Atlantic (Fin) Company. The registered office of Global Atlantic is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.

Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

                        SERVICES TO THE SEPARATE ACCOUNT

Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC are located at One Security Benefit Place, Topeka, Kansas, 66636.

COMMISSIONS TO UNDERWRITER - The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2014, 2013 and 2012 were $1,032,738.32, $1,381,162.16 and $2,116,915.73. No commissions were retained by Epoch for sales of all contracts funded by Separate Account A (including contracts not described in the Prospectus) for the years2012, 2013 and 2014.


                             STATE PREMIUM TAX CHART

                                                                      NON-
                                               QUALIFIED           QUALIFIED
           STATE                                 PLANS               PLANS
           ------                          -----------------   -----------------
           California                            0.50%*              2.35%*
           Maine                                 0.00%               2.00%
           Nevada                                0.00%               3.50%*
           South Dakota                          0.00%               1.25%**
           West Virginia                         1.00%*              1.00%*
           Wyoming                               0.00%               1.00%

----------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

** The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLC, 125 High Street, Boston, MA 02110.

                                     EXPERTS


     The financial statements of Commonwealth Annuity at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2014 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLC, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


     The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[COMMONWEALTH ANNUITY LOGO]

(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

TABLE OF CONTENTS
DECEMBER 31, 2014

                                                                                                                        PAGE
                                                                                                                       -------
REPORT OF INDEPENDENT AUDITORS                                                                                              2

FINANCIAL STATEMENTS

Consolidated Balance Sheets                                                                                                 3

Consolidated Statements of Operations                                                                                       4

Consolidated Statements of Comprehensive Income/(loss)                                                                      5

Consolidated Statements of Shareholders' Equity                                                                             6

Consolidated Statements of Cash Flows                                                                                       7

  Notes to the Consolidated Financial Statements                                                                            8

  1.    Business                                                                                                            8

  2.    Basis of Presentation                                                                                               9

  3.    Significant Accounting Policies                                                                                    10

  4.    Significant Transactions                                                                                           24

  5.    Policyholder Liabilities                                                                                           24

  6.    Investments                                                                                                        29

  7.    Derivative Instruments                                                                                             34

  8.    Investment Income and Gains and Losses                                                                             36

  9.    Fair Value Disclosure of Financial Instruments                                                                     37

  10.   Closed Blocks                                                                                                      48

  11.   Income Taxes                                                                                                       49

  12.   Dividend Restrictions                                                                                              51

  13.   Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Unearned Front-end Loads     52

  14.   Reinsurance                                                                                                        53

  15.   Composition of Other Assets, Liabilities, Income and Expenses                                                      54

  16.   Commitments and Contingencies                                                                                      55

  17.   Related Party Transactions                                                                                         56

  18.   Purchase Accounting                                                                                                57

  19.   Intangible Assets                                                                                                  60

  20.   Notes Payable and Accrued Interest                                                                                 60

  21.   Statutory Financial Information                                                                                    61

  22.   Employee Benefit Plans                                                                                             62

  23.   Subsequent Events                                                                                                  63

  24.   Revisions to 2013 Audited Financial Statements                                                                     64

[PWC LOGO]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2014 and December 31, 2013, and the related consolidated statements of operations, comprehensive income, shareholders' equity and cash flows for the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for the three years ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 23, 2015

PRICEWATERHOUSECOOPERS LLP, 125 HIGH STREET, BOSTON, MA 02110
T: (617) 530 5000, F: (617) 530 5001, WWW.PWC.COM/US

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                                                       2013 AS
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)                                                        2014            REVISED
-------------------------------------------------------------------------------------------------   --------------   --------------
ASSETS
  Investments:
    Available-for-sale fixed maturities at fair value (amortized cost of $21,255 and $11,067 in
      2014 and 2013, respectively)                                                                  $       22,342   $       11,419
    Trading fixed maturities at fair value (amortized cost of $1,207 and $1,255 in 2014 and 2013,
      respectively)                                                                                          1,308            1,273
    Equity securities at fair value (book value of $33 and $0 in 2014 and 2013, respectively)                   33               --
    Mortgage loans (includes mortgage loans carried at fair value of $32 and $30 in 2014 and
      2013, respectively)                                                                                    1,245              720
    Policy loans                                                                                               737              738
    Other invested assets (includes $334 and $347 related to variable interest entities in 2014
      and 2013, respectively)                                                                                  644              488
                                                                                                    --------------   --------------
      Total investments                                                                                     26,309           14,638
                                                                                                    --------------   --------------
  Cash and cash equivalents (includes $7 and $4 related to variable interest entities in 2014
    and 2013, respectively)                                                                                  1,014              984
  Accrued investment income                                                                                    192              125
  Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance (includes assets at fair value of $1,420 and
    $1,266 in 2014 and 2013, respectively)                                                                   8,929            9,024
  Value of business acquired                                                                                   783              534
  Deferred policy acquisition costs                                                                            518              280
  Deferred income taxes                                                                                         62              240
  Derivative instruments receivable                                                                            317              176
  Intangible assets                                                                                             31               15
  Other assets (includes $73 and $78 related to variable interest entities in 2014 and 2013,
    respectively)                                                                                              124              131
  Separate account assets                                                                                    5,037            3,403
                                                                                                    --------------   --------------
      Total assets                                                                                  $       43,316   $       29,550
                                                                                                    ==============   ==============

LIABILITIES
  Policyholder liabilities:
    Future policy benefits (includes liabilities carried at fair value of $3,906 and $3,125 in
      2014 and 2013 respectively)                                                                   $       25,597   $       13,799
    Outstanding claims and losses (includes liabilities carried at fair value of $43 and $24 in
      2014 and 2013, respectively)                                                                             262              164
    Contractholder deposit funds and other policy liabilities (includes liabilities carried at
      fair value of $190 and $121 in 2014 and 2013, respectively)                                            3,823            4,105
                                                                                                    --------------   --------------
      Total policy liabilities and accruals                                                                 29,682           18,068
                                                                                                    --------------   --------------
  Notes payable and accrued interest- affiliate                                                                302               --
  Derivative instruments payable                                                                               220              333
  Collateral on derivative instruments                                                                         145               44
  Securities sold under agreements to repurchase                                                               381              621
  Accrued expenses and other liabilities (includes $24 and $4 related to variable interest
    entities in 2014 and 2013, respectively)                                                                   309              213
  Reinsurance payable                                                                                        5,357            5,806
  Separate account liabilities                                                                               5,037            3,403
                                                                                                    --------------   --------------
      Total liabilities                                                                                     41,433           28,488
                                                                                                    ==============   ==============

Commitments and contingencies (Note 17)

SHAREHOLDER'S EQUITY AND NONCONTROLLING INTEREST
  Common stock, Class B, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                                   $            3   $            3
  Additional paid-in capital                                                                                 1,039              815
  Accumulated other comprehensive income                                                                       547              202
  Retained earnings                                                                                            246               42
  Noncontrolling interests                                                                                      48               --
                                                                                                    --------------   --------------
      Total shareholders' equity                                                                             1,883            1,062
                                                                                                    --------------   --------------
      Total liabilities and shareholders' equity                                                    $       43,316   $       29,550
                                                                                                    ==============   ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                                                      2013 AS
(IN MILLIONS)                                                                          2014           REVISED            2012
--------------------------------------------------------------------------------  --------------   --------------   --------------
REVENUES
  Premiums                                                                        $          143   $           62   $           44
  Insurance and investment product fee income                                                963              349              205
  Net investment income                                                                    1,149              288              235
  Net realized investment gains
    Total other-than-temporary impairment losses                                              --               --               --
    Portion recognized in other comprehensive income                                          --               --               --
                                                                                  --------------   --------------   --------------
      Net other-than-temporary impairment losses recognized in earnings                       --               --               --
      Net realized capital gains, excluding net other-than-temporary impairment
        losses recognized in earnings                                                        153              147               85
                                                                                  --------------   --------------   --------------
  Total net realized investment gains                                                        153              147               85
  Other income                                                                                43               29               20
                                                                                  --------------   --------------   --------------
    Total revenues                                                                         2,451              875              589
                                                                                  --------------   --------------   --------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims and losses and loss adjustment expenses                          1,972              705              339
  Amortization of policy acquisition costs                                                   167               86               27
  (Gains)/losses on derivative instruments                                                  (421)             (40)             247
  Interest expenses                                                                           10               --               --
  Other operating expenses                                                                   425               69               70
                                                                                  --------------   --------------   --------------
    Total benefits, losses and expenses                                                    2,153              820              683
                                                                                  --------------   --------------   --------------
  Income before provision for income taxes and noncontrolling interests                      298               55              (94)
                                                                                  --------------   --------------   --------------

INCOME TAX EXPENSE/(BENEFIT)
  Current tax expense                                                                         94              268               74
  Deferred tax expense/(benefit)                                                              (1)            (253)            (112)
                                                                                  --------------   --------------   --------------
    Total income tax expense/(benefit)                                                        93               15              (38)

                                                                                  --------------   --------------   --------------
Net income/(loss), including noncontrolling interests                                        205               40              (56)
Less: Net income attributed to noncontrolling interests                                        1               --               --
                                                                                  --------------   --------------   --------------
Net income/(loss) attributable to the Company                                     $          204   $           40   $          (56)
                                                                                  ==============   ==============   ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                                                      2013 AS
(IN MILLIONS)                                                                          2014           REVISED      2012
--------------------------------------------------------------------------------  --------------    ----------   ----------
Net income/(loss), including non-controlling interest                             $          205    $       40   $      (56)
                                                                                  --------------    ----------   ----------

Other comprehensive income/(loss), before tax:
   Net unrealized investment gains/(losses):
   Unrealized investment gains/(losses) for the period on unimpaired
      available-for-sale Securities (noncredit portion)                                      905          (100)         541
   Reclassification adjustment for (gains)/losses included in net income                    (166)         (120)         (96)
                                                                                  --------------    ----------   ----------
   Net unrealized investment gains/(losses) on available-for-sale securities                 739          (220)         445
   Unrealized investment gains/(losses) for the period on other invested assets                3            --           --
   Reclassification adjustment for (gains)/losses included in net income                      (3)           --           --
                                                                                  --------------    ----------   ----------
      Net unrealized investment gains/(losses) on other invested assets                       --            --           --
                                                                                  --------------    ----------   ----------
         Total                                                                               739          (220)         445

Unrealized losses on pension plans                                                            (1)           --           --

Net adjustments to amortization due to unrealized gains/(losses):
   Deferred policy acquisition costs                                                         (38)           33          (32)
   Sales inducement costs                                                                     (5)           --           --
   Value of business acquired                                                               (134)            9           (5)
   Annuity and life reserves                                                                 (95)           --           --
   Unearned revenues                                                                          77            --           --
                                                                                  --------------    ----------   ----------
      Total                                                                                 (195)           42          (37)
                                                                                  --------------    ----------   ----------
Other comprehensive income/(loss) before taxes                                               543          (178)         408

Less: Income tax expense/(benefit) related to:
   Net unrealized investment gains/(losses)                                                 (263)           77         (156)
   Net adjustments to amortization due to unrealized gains/(losses)                           70           (15)          13
                                                                                  --------------    ----------   ----------
      Total                                                                                 (193)           62         (143)
Other comprehensive income/(loss), net of taxes                                              350          (116)         265
                                                                                  --------------    ----------   ----------
Total comprehensive income/(loss)                                                            555           (76)         209
   Less: noncontrolling interests(1)                                                           6            --           --
                                                                                  --------------    ----------   ----------
Total comprehensive income/(loss) attributable to the Company                     $          549    $      (76)  $      209
                                                                                  ==============    ==========   ==========

----------
     (1) Represents net income attributable to non-controlling interests of $1 million plus other comprehensive income to non-controlling interests of $5 million.

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENT


COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                                     ACCUMULATED OTHER               TOTAL COMPANY                       TOTAL
                         COMMON      ADDITIONAL        COMPREHENSIVE     RETAINED     SHAREHOLDER'   NONCONTROLLING   SHAREHOLDERS'
(IN MILLIONS)            STOCK     PAID-IN CAPITAL     INCOME/ (LOSS)    EARNINGS        EQUITY         INTEREST         EQUITY
--------------------  ----------  ----------------  -------------------  ---------  --------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2011  $        3  $            717  $                53  $      93   $         866  $            --  $          866
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
Net loss                                                                       (56)            (56)              --             (56)
Other comprehensive
   income                                                           265         --             265               --             265
Dividend to
   shareholder                                (115)                            (35)           (150)              --            (150)
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2012  $        3  $            602  $               318  $       2   $         925  $            --  $          925
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------

Net income as
   revised                                                                      40              40               --              40
Other comprehensive
   income as
   revised                                                         (116)                      (116)              --            (116)
Capital contribution                           213                                             213               --             213
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31,
   2013 AS REVISED    $         3 $            815  $               202  $      42   $       1,062  $            --  $        1,062
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------

Net income                                                                     204             204                1             205
Other comprehensive
   income                                                           345                        345                5             350
Capital contribution                           224                                             224               42             266
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2014  $        3  $          1,039  $               547  $     246   $       1,835  $            48  $        1,883
                      ==========  ================  ===================  =========   =============  ===============  ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                             2014      REVISED        2012
------------------------------------------------------------------------------------   ----------  ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss), including non-controlling interests                              $      205  $       40   $      (56)
   Adjustments to reconcile net income to net cash provided by operating activities:
      Changes in fair value of trading fixed maturities and equity securities                 (81)         45          (22)
      Net realized investment gains                                                          (153)       (148)         (85)
      Non cash derivative activity                                                           (181)        480          366
      Non cash reinsurance recapture gain                                                      --        (122)          --
      Net accretion and amortization on investments                                          (267)       (181)         (93)
      Net amortization and depreciation                                                        93          89           27
      Interest credited to contractholder deposit funds and trust instruments supported
      by funding obligations                                                                  321         113           89
      Deferred federal income tax                                                             (1)        (295)         (58)
      Change in premiums and notes receivable, net of reinsurance premiums payable           (527)       (643)         (93)
      Change in deferred acquisition costs                                                   (360)        (21)          --
      Change in accrued investment income                                                      11          17           (3)
      Change in policy liabilities and accruals, net                                        1,914         304         (109)
      Change in reinsurance receivable and modified coinsurance                               101         559          195
      Change in accrued expenses and other liabilities                                         87         315          (22)
      Other, net                                                                               73          --           13
                                                                                       ----------  ----------   ----------
         Net cash provided by operating activities                                          1,235         552          149
                                                                                       ----------  ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                        7,964       6,220        3,523
      Proceeds from maturities of available-for-sale fixed maturities                         145          76           41
      Proceeds from disposals of trading fixed maturities                                     260         329           93
      Proceeds from maturities of trading fixed maturities                                      2          13            5
      Proceeds from mortgages sold, matured or collected                                      135         135           43
      Proceeds from disposals of equity securities                                             48          --           --
      Proceeds from disposals of other investments                                            241         507          536
      Reinsurance transactions, net of cash acquired                                           99         169          698
      Contribution of insurance companies                                                    (505)          -            -
      Purchase of available-for-sale fixed maturities                                     (11,065)     (5,545)      (3,696)
      Purchase of trading fixed maturities                                                   (220)       (330)         (70)
      Purchase of mortgages                                                                  (211)       (115)          --
      Purchase of equity securities                                                           (56)         --           --
      Other investing activities, net                                                        (372)     (1,207)        (627)
                                                                                       ----------  ----------   ----------
         Net cash (used in)/provided by investing activities                               (3,535)        252          546
                                                                                       ----------  ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                                  (3,886)     (1,957)        (694)
      Proceeds from issuance of repurchase agreements                                       3,646       2,463          709
      Deposits from contractholder deposit funds                                            3,425           -           --
      Withdrawals from contractholder deposit funds                                        (1,309)       (794)        (410)
      Issuance of surplus note to parent                                                      300          --           --
      Capital redemption to parent                                                            (8)          --           --
      Capital contribution                                                                    162          --           --
      Dividends to shareholders                                                                --        (150)        (160)
                                                                                       ----------  ----------   ----------
         Net cash used in financing activities                                             (2,330)       (438)        (555)
                                                                                       ----------  ----------   ----------

         Net change in cash and cash equivalents                                               30         366          140
         Cash and cash equivalents, beginning of period                                       984         618          478
                                                                                       ----------  ----------   ----------
         Cash and cash equivalents, end of period                                      $    1,014  $      984   $      618
                                                                                       ==========  ==========   ==========

      Income taxes paid                                                                $      (36) $      (71)  $      (74)
      Interest paid                                                                    $       (7) $       --   $       --

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENT

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS

Commonwealth Annuity and Life Insurance Company (collectively with its subsidiaries, "the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts. The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products. In October 2013, the Company completed its acquisition of Aviva USA's life insurance business, which is now known as Accordia Life and Annuity Company ("Accordia'). Accordia is a stock life insurance company organized under the laws of the State of Iowa and is a wholly-owned subsidiary of the Company. Accordia markets and distributes indexed universal life, universal life and term life products. The Company also directly owns all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), a Massachusetts domiciled company that insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

On January 2, 2014, Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company and the Company's ultimate parent, acquired Forethought Financial Group, Inc. ("FFG"), a Delaware corporation and intermediate holding company of the Company, and its subsidiaries through a merger transaction. See Note 4 and 18 for additional information. FFG is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company ("FinCo"), a Delaware company. FinCo is a wholly-owned indirect subsidiary of GAFG. FFG sells a wide range of products including preneed and final expense life insurance, annuity and Medicare supplement insurance and life insurance products linked with prearranged funerals.

Immediately following the closing of the merger, FinCo effected, or caused its subsidiaries to effect, certain internal restructuring transactions with respect to the Company, FFG, Forethought Financial Services, Inc. ("FFSI"), a Delaware corporation and direct, wholly owned subsidiary of FFG, Forethought Life Insurance Company ("FLIC"), an Indiana domestic insurance company and a wholly owned subsidiary of FFSI, and Forethought National Life Insurance Company ("FNLIC"), a Texas domestic insurance company and a wholly owned subsidiary of FFSI. First, FFSI was converted to a limited liability company, Forethought Services LLC ("FSLLC"). Second, FFG caused FSLLC to dividend to FFG 95% of the capital stock of FLIC and 95% of the capital stock of FNLIC. Third, FinCo contributed to FFG 79% of the capital stock of the Company. Fourth, FFG contributed the 95% of FLIC capital stock and the 95% of FNLIC capital stock to the Company as repayment of 95% of an intercompany loan made to MARS Group Acquisition Corp. ("MARS"), a Delaware corporation and direct wholly-owned subsidiary of FinCo, prior to the merger in connection with the payment of the purchase price thereof. MARS was subsequently merged into FFG, with FFG as the surviving company. Lastly, FFG contributed the 79% of the Company's capital stock to FSLLC. As a result, FSLLC is a 79% direct owner and FFG an indirect owner of the Company (the remaining 21% of the Company's capital stock continues to be held by FinCo) and the Company is a 95% owner of FLIC and 95% owner of FNLIC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

1.   BUSINESS (CONTINUED)

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

 LEGAL/REGULATORY RISK

Legal/Regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction, by tracking and attempting to influence legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability.

 CREDIT RISK

Credit risk is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers which owe the Company money will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, maintaining credit and collateral posting and collection policies, and by providing valuation allowances for any amounts deemed uncollectible.

 INTEREST RATE RISK

Interest rate risk is the risk that interest rates will change and cause a potential mismatch in future cash flows from assets and liabilities. The Company mitigates this risk by attempting to match the cash flows of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer may have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or "spread," or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates decrease or remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or potentially become negative. The Company's expectation for future spreads is an important component in the amortization of deferred acquisition costs and value of business acquired, and significantly lower spreads may cause the Company to accelerate amortization, thereby reducing net income in the affected reporting period.

 MORTALITY RISK

Mortality risk is the risk that the Company's actual mortality experience will materially exceed the mortality we assumed when its products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is expected to be relatively small.

 DOWNGRADE RISK

Downgrade risk is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.

2.  BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments ("OTTI") of investments and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

ACCOUNTING POLICY                                               NOTE
--------------------------------------------------------------------------
Financial Instruments                                       6, 7, 8 and 9
Valuation of Investments                                          9
Deferred Policy Acquisition Costs                                 13
Reinsurance                                                       14
Value of Business Acquired                                        13
Closed Blocks                                                     10
Intangible Assets                                                 19
Unearned Revenue Reserve                                          13
Variable Interest Entities                                  6, 8, 9 and 15
Income Taxes                                                      11
Policyholder Liabilities                                          5

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, equity futures, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes recorded in total net realized investment gains on the Consolidated Statements of Operations. The Company purchases call options to support its fixed index annuity products. The estimated fair values of options are based on quoted values. Changes in fair value are reported in (gains)/losses on derivative instruments in the Consolidated Statements of Operations. The Company purchases inflation swaps to hedge the inflation risk associated with certain preneed inflation-indexed policies. The estimated fair values of the swaps are based on quoted values. Changes in fair value are reported in (gains)/losses on derivative instruments in the Consolidated Statements of Operations.

The Company trades equity and interest rate futures contracts pursuant to an investment management agreement with a subsidiary of GAFG's former parent company, Goldman Sachs Asset Management, L.P., as well as through third-party counterparties. These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported in Net realized investment gains in the Consolidated Statements of Operations. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk to the Company.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized. Derivative instruments are recognized as either assets or liabilities on the Consolidated Balance Sheets at estimated fair value. The accounting for changes in the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS (CONTINUED)

estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, management must designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge, a fair value hedge, or a hedge of a net investment in a foreign operation.

The Company purchases equity futures to hedge the market risk associated with variable annuity guaranteed lifetime withdrawal benefits ("GLWBs") and guaranteed minimum death benefits ("GMDBs"). Equity futures are marked to market daily and changes in position are reflected in the Consolidated Statements of Operations as Net investment income.

Currency swaps are purchased by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds. The estimated fair values of the swaps are based on quoted values. Changes in fair value are reflected in Accumulated other comprehensive income in the Consolidated Balance Sheets.

The Company's investments in limited partnerships, private equity funds and hedge funds total $55 million and are carried at estimated fair value as Other invested assets in the Consolidated Balance Sheets. Changes in the fair value of private equity funds, hedge funds and affordable housing tax credit limited partnerships total $33 million and are reported as a component of Net investment income in the Consolidated Statements of Operations. Changes in the fair value of all other limited partnerships total $6 million and are reported in equity, net of deferred taxes.

See Notes 6, 7, 8 and 9 for additional information about investments, investment income and gains and losses and fair value measurements, respectively.

VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale ("AFS") or trading. AFS securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income ("AOCI"), a separate component of shareholders' equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in Net investment income in the Consolidated Statements of Operations.

Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method. Mortgage loans held by the Company are diversified by property type and geographic area throughout the U.S. Mortgage loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the mortgage loan portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for additional information on mortgage loans.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations. Generally, interest is capitalized on the associated policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NON-TRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contractholder.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

The Company recognizes OTTI for securities classified as AFS in accordance with ASC Topic 320, INVESTMENTS -- DEBT AND EQUITY SECURITIES. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income in the Consolidated Balance Sheets.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

The Company elects the fair value option on its equity securities with changes in fair value reported in Net investment income of the Consolidated Statements of Operations.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons. Cash and cash equivalents are recorded on the Consolidated Balance Sheet at cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company also defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal life ("UL") and variable universal life ("VUL") insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, hedges, mortality, net of reinsurance ceded, surrender charges and expense margins over the deemed economic life of the contracts. DAC and deferred sales inducements ("DSI") amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about DAC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins, and actual realized gains and losses on investments. The economic life of the UL and VUL block of policies is estimated at between 30 and 60 years, depending on product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about VOBA.

UNEARNED REVENUE RESERVE AND UNEARNED FROND-END LOAD

The Company receives certain revenues from UL insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products.

For certain preneed contracts, the gross premium is in excess of the benefit reserve plus additional insurance liability. The unearned front-end load ("UFEL") is established to defer the recognition of this "front-end load". UFEL is amortized consistent with the method used in the amortization of DAC and VOBA for preneed.

The carrying amounts of unearned revenue reserve ("URR") and UFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about URR.

REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes and are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2014 and 2013, respectively. See Note 14 for additional information about reinsurance.

PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE (CONTINUED)

The Company tests for potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with ASC 360, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS. The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and VUL insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of Insurance and investment product fee income in the Consolidated Statements of Operations. See Note 6 for further information about liabilities for minimum guarantees under ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS.

POLICYHOLDER LIABILITIES

Future policy benefits are liabilities for annuity, life and health insurance policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from
3.25 % to 11.25 % for annuities and from 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for UL, VUL, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. UL and VUL fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for GMDBs in excess of contract values. See Note 5 for additional information about liabilities for minimum guarantees.

For preneed contracts, the corresponding policyholder liability is deemed equal to the contract's statutory cash surrender value. This liability funds the guaranteed benefits under the policy. For preneed contracts with discretionary growth rates, the Company has established an additional reserve for these expected future discretionary benefits. For preneed contracts where the growth rates are based on an index, the Company sets up a separate liability for these benefits as well.

In addition, certain fixed annuity contracts provide the holder with GMDB and/or GLWB. Portions of EGP's are also used in the valuation of reserves for death and other insurance benefit features on variable annuity and other universal life type contracts. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves.

In addition, certain fixed annuity contracts provide the holder with long term care benefits. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances as of the balance sheet date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICYHOLDER LIABILITIES (CONTINUED)

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

TRADITIONAL LIFE POLICIES

The Company has established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long-duration insurance contracts, assumptions such as morality, morbidity and interest rates are locked-in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for nonparticipating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

   UNIVERSAL LIFE POLICIES

Future policy benefit reserves for fixed indexed universal life with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less embedded derivative and accreted over the policy's life at a constant rate of interest. For the year ended December 31, 2014, interest credit rates for those products ranges from 2.0% to 5.0% for indexed universal life ("IUL").

The Company holds additional liabilities for its no lapse guarantees (associated with UL type products) which are accounted for in accordance with ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES (formerly Statement of Position 03-1). See Note 5 for additional information around UL and IUL future policy benefit reserves.

   VARIABLE UNIVERSAL LIFE POLICIES

Certain assumed VUL policies include several forms of no lapse guarantees. The Company holds additional liabilities for its no lapse guarantees (associated with VUL type products) which are accounted for in accordance with ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES (formerly Statement of Position 03-1).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   PRENEED POLICIES

The Company's preneed insurance contracts are accounted for as UL-type contracts which require that the retrospective deposit method be used. That accounting method establishes a liability for policy benefits in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. This account value is deemed to be equal to the contract's statutory cash surrender value.

The majority of the Company's preneed insurance contracts feature discretionary death benefit growth rates which are credited to policyholder account balances. The Company has the discretion to credit or not to credit, and to adjust these rates up or down. The Company has established an additional reserve for expected future discretionary benefits which is reflected as Future policy benefits on its Consolidated Balance Sheets.

The Company also has preneed insurance contracts with crediting rates tied to inflation as measured by the Consumer Price Index ("CPI"), the CPI for All Urban Consumers in the Detroit-Ann Arbor- Flint area or Gross National Product Implicit Price Deflator.

   FINAL EXPENSE

The Company's final expense contracts are accounted for as traditional life insurance products. Policy benefit liabilities are developed using the net level premium method with assumptions for interest, mortality and voluntary terminations.

   MEDICARE SUPPLEMENTAL CONTRACTS

The Company's Medicare supplement insurance contracts are accounted for as long-duration health insurance products, with premium being recognized as revenue over the contract period in proportion to the insurance protection provided and claim costs being recognized when insured events occur.

   FIXED ANNUITIES

Future policy benefits reserves for fixed indexed annuities earning a fixed rate of interest and other certain other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.

Future policy benefits reserves for certain assumed blocks of fixed deferred annuity products are accounted for as investment type contracts. A net liability (consisting of the benefit reserve plus deferred revenue liability less DAC) is established at inception and amortized under the constant yield method.

Certain of the Company's fixed indexed annuity products enable the policyholder to allocate contract value between a fixed crediting rate and Standard & Poor's ("S&P") 500 Index options. These products are accounted for as investment-type contracts. Balances for the indexed account consist of a combination of underlying host contract and an embedded derivative value as prescribed by ASC 815-15. The underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability increases with interest credited and decreases with guaranteed benefit payments to reach the guaranteed value (as adjusted) at projected maturity. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the S&P 500 Index. The fair value of this embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the S&P 500 indexes.

In addition, certain fixed annuity contracts provide the holder with GMDB and/or GLWB. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FIXED ANNUITIES (CONTINUED)

In addition, certain fixed annuity contracts provide the holder with long term care benefits. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

   VARIABLE ANNUITIES

Variable annuity ("VA") contracts offered and assumed by the Company provide the holder with various combinations of GMDB, Guaranteed Minimum Income Benefits ("GMIB") and GLWB.

The liabilities for the VA/GMDB benefits are calculated by estimating the present value of death benefits in excess of account value over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments from contract inception less cumulative benefit payments plus interest on the reserves. The change in reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

The liabilities for the VA/GMIB benefits are calculated by estimating the present value of the excess of the projected annuitization value over the projected account value divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments from contract inception less cumulative benefit payments plus interest on the reserves. The change in reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

The liabilities for the VA/GLWB benefits contain an embedded derivative and are calculated by first deriving a premium ratio such that the estimated present value of GLWB rider fees times the premium ratio less the estimated present value of withdrawal benefits in excess of account values is zero at the end of the month following the month of issue (or purchase date for the corresponding purchase GAAP liabilities). This premium ratio determines the amount of fees attributable to the embedded derivative. The GLWB liability is the present value of future expected payments in excess of account value less the present value of assessed rider fees attributable to the embedded derivative.

   OTHER POLICY LIABILITIES

Outstanding claims and losses include amounts payable relating to in course of settlement ("ICOS") and incurred but not reported ("IBNR") claim liabilities. ICOS claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date.

IBNR claim liabilities are determined using studies of past experience and are estimated using actuarial assumptions of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amounts initially recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in Policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

PREMIUM REVENUES, INSURANCE AND INVESTMENT PRODUCT FEE INCOME

Premium revenues for individual life insurance and individual and group annuity products, excluding UL and investment-related products, are earned when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid claims, amortization of VOBA, DAC, DSI and UFEL.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM REVENUES, INSURANCE AND INVESTMENT PRODUCT FEE INCOME (CONTINUED)

Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as DSI and amortized over the period benefited using the same assumptions used to amortize DAC. See Note 13 for additional information on DAC.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. Rider fees for these benefits are included in Insurance and investment product fee income in the Consolidated Statements of Operations.

Revenues for insurance and investment products consist of administration and surrender charges assessed against the fund values. Those fees are included in Insurance and investment product fee income in the Consolidated Statements of Operations. Related benefit expenses include UL benefit claims in excess of fund values and net investment income credited to UL and fixed annuity fund values.

OTHER INCOME

Other income relates to the Company's non-life subsidiaries and is recognized when earned. Those incomes consists of reinsurance administration fees, lease income, 12B-1 revenue and management fees.

CLOSED BLOCKS

Through its subsidiaries, the Company has acquired several Closed Blocks comprised of participating life insurance policies and has elected the fair value option on these policies. All assets in the Closed Block will ultimately be paid out in policyholder benefits through policyholder dividends. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the closed block liabilities. The Company has also chosen the fair value option for determining the value of policy liabilities assumed on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of best estimate cash flows. At the time the liabilities were acquired, the fair value was determined by a full, actuarial appraisal with market participant assumptions. Risk margins were made to the discount rate so that the present value of the best estimate cash flows equaled the actuarial appraisal value on the acquisition date. The risk margins ranged from 1.69% to 13.28%. The discount rates equaled the December 31, 2014 implied forward treasury rates, plus the risk margin, plus a provision for non-performance risk. The provision for non-performance risk was 0.27%.

   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a FAFLIC Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the FAFLIC Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the expiration of in-force Closed Block policies. FAFLIC allocated to the FAFLIC Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the FAFLIC Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the FAFLIC Closed Block will be set accordingly.

Although the assets and cash flow generated by the FAFLIC Closed Block inure solely to the benefit of the holders of policies included in the FAFLIC Closed Block, the excess of FAFLIC Closed Block liabilities over FAFLIC Closed Block assets as measured on a U.S. GAAP basis represent the expected future after-tax income from the FAFLIC Closed Block which may be recognized in income over the period the policies and contracts in the FAFLIC Closed Block remain in-force. In the event that the FAFLIC Closed Block's assets are insufficient to meet the benefits of the FAFLIC Closed Block's benefits, general assets of the Company would be utilized to meet the contractual benefits of the FAFLIC Closed Block's policyholders.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (CONTINUED)

The Company elected the fair value option to measure its FAFLIC Closed Block obligations. As approved by the Massachusetts Division of Insurance on August 1, 2013, CwA's dividend payable formulas are set by CwA's Board of Directors in the first quarter of the calendar year and payable on or about August 1st annually. A trading fixed maturity portfolio was established to support the FAFLIC Closed Block policy liabilities and match fair value asset and liability movements.

   INDIANAPOLIS LIFE INSURANCE COMPANY

The Company acquired a Closed Block of policies as part of the Accordia acquisition (See Note 1). The Indianapolis Life Insurance Company ("ILICO") Closed Block is comprised of participating individual life insurance policies. The ILICO Closed Block was established on September 18, 2000, pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum.

Insurance policies which had a dividend scale in effect as of the establishment date are included in the ILICO Closed Block. The ILICO Closed Block was designed to give reasonable assurance to owners of insurance policies included therein that assets would be available to maintain the dividend scales and interest credits in effect prior to the reorganization, if the experience underlying such scales and crediting continued. The assets, including related revenue, allocated to the ILICO Closed Block will accrue solely to the benefit of the policyholders included in the ILICO Closed Block until the ILICO Closed Block no longer exists.

The Company will continue to pay guaranteed benefits under all policies, including policies included in the ILICO Closed Block, in accordance with their terms. In the event that the ILICO Closed Block's assets were insufficient to meet the benefits of the ILICO Closed Block's guaranteed benefits, general assets would be utilized to meet the contractual benefits of the ILICO Closed Block's policyholders.

All assets in the ILICO Closed Block will ultimately be paid out in policyholder benefits. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the ILICO Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

Although the assets and cash flow generated by the ILICO Closed Block inure solely to the benefit of the holders of policies included in the ILICO Closed Block, the excess of ILICO Closed Block liabilities over ILICO Closed Block assets as measured on a U.S. GAAP basis represent the expected future after-tax income from the ILICO Closed Block which may be recognized in income over the period the policies and contracts in the ILICO Closed Block remain in-force.

The Company elected the fair value option on the ILICO Closed Block policies. Profitability attributable to the ILICO Closed Block is ultimately paid to the policyholders through dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to support the ILICO Closed Block policy liabilities and match fair value asset and liability movements.

   AMERUS LIFE INSURANCE COMPANY

As part of the merger (See Note 1), the Company assumed certain obligations relating to a Closed Block of business originating from Aviva Life and Annuity Company, the successor to Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis. The only risk transferred to the Company as of the acquisition date is a tail risk that the assets in the Closed Block are insufficient to pay policyholder liabilities. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit risk. The liability also includes a provision for any cost of capital related to the obligation.

See Note 10 for additional information about the Company's Closed Blocks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INTANGIBLE ASSETS

Certain of the Company's intangible assets are considered to have finite lives and are amortized over their estimated lives. Intangible assets are tested for recoverability whenever events occur or circumstances are indicative that an asset's carrying value may not be recoverable.

The indefinite life intangible assets, such as state licenses, are not subject to amortization, however, are assessed annually for impairment and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired.

See Note 19 for additional information about intangible assets.

VARIABLE INTEREST ENTITIES

In the ordinary course of business, the Company invests in certain entities subject to analysis under the variable interest entity ("VIE") subsections of ASC 810, CONSOLIDATIONS. The Company analyzes each investment to determine whether it is a VIE, and if so, whether the Company is the primary beneficiary or a significant variable interest holder based on the qualitative and quantitative assessment. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 6, 8,9 and 15 for additional information.

INCOME TAXES

The Company operates certain subsidiaries in jurisdictions where they are subject to taxation. Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in federal income tax benefit and expense, and income tax penalties in Other operating expenses in the Consolidated Statements of Operations.

PURCHASE ACCOUNTING

The Company's merger was accounted for under the acquisition method of accounting under ASC Topic 805. In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. The merger was subject to customary post-closing adjustments as the Company finalizes the determination and analysis of assets acquired and liabilities assumed. See Note 18 for additional information on the merger.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 FED FUNDS EFFECTIVE SWAP RATE

Effective July 1, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the U.S. Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

 RECLASSIFICATION OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires the Company to provide information about the amounts reclassified out of AOCI by component. In addition, the Company is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

 DISCLOSURES OF OFFSETTING BALANCE SHEET ITEMS

Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires the Company to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its consolidated financial statements to understand the effects of those arrangements on its financial position. The Company is required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Consolidated Balance Sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 7.

 CERTAIN OBLIGATIONS RESULTING FROM JOINT AND SEVERAL ARRANGEMENTS

In February 2013, the FASB issued an accounting standard that requires the Company to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date as the sum of: (i) the amount the Company agreed to pay on the basis of its arrangement among its co-obligors and (ii) any additional amount the Company expect to pay on behalf of its co-obligors. The Company adopted the standard on its required effective date of January 1, 2014. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF AN INVESTMENT WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY

In March 2013, the FASB issued an accounting standard addressing whether consolidation guidance or foreign currency guidance applies to the release of the cumulative translation adjustment into net income when a parent sells all or a part of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or net assets that are a business (other than a sale of in-substance real estate) within a foreign entity. The standard also resolves the diversity in practice for the cumulative translation adjustment treatment in business combinations achieved in stages involving foreign entities. Under the standard, the entire amount of the cumulative translation adjustment associated with the foreign entity should be released into earnings when there has been: (i) a sale of a subsidiary or group of net assets within a foreign entity and the sale represents a complete or substantially complete liquidation of the foreign entity in which the subsidiary or the net assets had resided; (ii) a loss of a controlling financial interest in an investment in a foreign entity; or (iii) a change in accounting method from applying the equity method to an investment in a foreign entity to consolidating the foreign entity. The Company adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 PRESENTATION OF UNRECOGNIZED TAX BENEFITS

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the Company does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the consolidated financial statements as a liability and will not be combined with the related deferred tax asset. The Company adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE APPLICATION OF ACCOUNTING STANDARDS

 RECLASSIFICATION OF RESIDENTIAL REAL ESTATE COLLATERALIZED CONSUMER MORTGAGE LOANS UPON FORECLOSURE

In January 2014, the FASB issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either: (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure; or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The standard is effective for interim and annual reporting periods beginning after December 15, 2014. The Company plans to adopt the standard on its required effective date of January 1, 2015 and does not expect the adoption of the standard to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REPORTING DISCONTINUED OPERATIONS

In April 2014, the FASB issued Accounting Standards Update ("ASU") 2014-08:
Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) ("ASU 2014-08"). ASU 2014-08 provides updated guidance for reporting discontinued operations. Discontinued operations may include a component or group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, must be presented as a discontinued operation if they meet the new definition. ASU 2014-08 also requires entities to provide disclosures about the disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation. ASU 2014-08 is effective prospectively for all disposals of components (or classification of components as held-for-sale) of an entity that occur within interim and annual periods beginning on or after December 15, 2014. The Company plans to adopt the standard on its effective date of January 1, 2015. The Company does not expect the adoption of the ASU 2014-08 to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REVENUE RECOGNITION

In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REPURCHASE-TO-MATURITY TRANSACTIONS, REPURCHASE FINANCINGS AND DISCLOSURES

In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, TRANSFERS AND SERVICING (TOPIC 860): REPURCHASE-TO-MATURITY TRANSACTIONS, REPURCHASE FINANCINGS, AND DISCLOSURE), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE APPLICATION OF ACCOUNTING STANDARDS (CONTINUED)

 AFFORDABLE HOUSING

In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, INVESTMENTS - EQUITY METHOD AND JOINT VENTURES (TOPIC 323): ACCOUNTING FOR INVESTMENTS IN QUALIFIED AFFORDABLE HOUSING PROJECTS), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the Consolidated Statements of Operations as a component of income tax expense/(benefit). The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR SHARE-BASED PAYMENTS WITH PERFORMANCE TARGETS

In June 2014, the FASB issued an accounting standard that clarifies the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The standard requires that a performance target that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company plans to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 MEASURING THE FINANCIAL ASSETS AND THE FINANCIAL LIABILITIES OF A CONSOLIDATED COLLATERALIZED FINANCING ENTITY

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable. The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. The Company plans to adopt the standard on its required effective date of January 1, 2016 and is assessing the impact of the standard on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH (ASC 815)

In January 2014, the FASB issued ASU No. 2014-03, DERIVATIVES AND HEDGING (TOPIC
815): ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH. ASU No. 2014-03 addresses concerns of private company stakeholders by providing an additional hedge accounting alternative within Topic 815 for certain types of swaps that are entered into by a private company for the purpose of economically converting a variable-rate borrowing into a fixed-rate borrowing. This additional hedge accounting alternative acts as a practical expedient to qualify for cash flow hedge accounting under Topic 815 if certain conditions are met. ASU No. 2014-03 is effective for annual periods beginning after December 2014, and interim periods within annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this new guidance to have a material impact on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

4.   SIGNIFICANT TRANSACTIONS

GLOBAL ATLANTIC FINANCIAL GROUP LIMITED ACQUISITION

As described in Note 1 and further described in Note 18, GAFG acquired FFG through a merger transaction.

REINSURANCE TRANSACTIONS

Effective November 1, 2014, the Company entered into an amendment of a yearly renewable term ("YRT") reinsurance agreement with Swiss Re Life and Health America, Inc. and Lincoln National ("Reinsurers"). Under this amendment, the company received consideration of $99 million from the Reinsurers in exchange for increased reinsurance premium rates through December 31, 2022. The Company reported this transaction under ASC 944-20, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACT.

Effective July 1, 2014, the Company entered into multiple YRT reinsurance agreements to cede what was previously being ceded externally by Athene Holding Ltd. ("Athene"), a former parent of Accordia. There was no change in reinsurance risk to the Company; the contracts were novated from Athene to the Company. In addition, new YRT treaties were executed to reinsure policies issued since January 1, 2013 which were either reinsured by the Company from Athene or issued by Accordia effective May 1, 2014 as the Company began selling direct business.

5.   POLICYHOLDER LIABILITIES

PRENEED RESERVES

Policy reserves on the Company's preneed business are based on cash surrender values of issued policies. In addition, an additional insurance liability is established and adjusted at each reporting date where the recognized liability is equal to the present value of projected future benefits, including discretionary death benefit crediting to policies using current period discretionary death benefit crediting rates utilizing the following assumptions provided below:

     -    Credited Interest Rate - Based on the non-forfeiture rates of 3.0 to
          5.5 percent.
     -    Mortality - Based on the Company experience.
     - Death Benefit Inflation - The discretionary death benefit inflation rates in effect at the current reporting date. To mitigate the risk that a policy will not keep pace with increases in funeral prices or remain competitive, the Company has the discretion to increase or decrease the death benefit. Such increases or decreases are considered on a quarterly basis and vary by plan.
     - Maintenance Expenses - Based on the Company experience and expressed as a cost per paid-up policy and a cost per premium-paying policy.

The earned interest rate used to calculate estimated gross profits is based on the asset yield.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

FUTURE POLICY BENEFITS

 GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed. However, the impact for certain blocks that have assumed modified coinsurance ("modco"), GMDB reserves and significant account values are negligible, therefore, are excluded from this table.

(IN MILLIONS)                          2014         2013
---------------------------------   ----------   ----------
Balance, at beginning of year       $      196   $      245
Acquisition                                  1
Provision for GMDB:

 GMDB expense incurred                      37           38
 Volatility (1)                              5          (31)
                                    ----------   ----------
                                            42            7
Claims, net of reinsurance:
 Claims from policyholders                 (39)         (52)
 Claims ceded to reinsurers                 28           37
                                    ----------   ----------
                                           (11)         (15)
GMDB reinsurance premium                   (32)         (41)
                                    ----------   ----------
Balance, at end of year             $      196   $      196
                                    ==========   ==========

----------
     (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

 GUARANTEED MINIMUM DEATH BENEFITS (CONTINUED)

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2014 and 2013:

     - The projection model uses 500 stochastical scenarios with mean total return ranging from 2% per annum for money market funds to 4% per annum for bond fund to 8% for equities;
     - For equities, one factor local volatility lognormal model was used to generate index returns, whereas on the rates front one factor normal was used;
     - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2014, equity volatilities ranged from 11% to 27%, depending on index and term. For rates volatility, risk-neutrals volatilities were used;
     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. 20 years of mortality improvements, based on Scale G2, is assumed;
     - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 6% to 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2014 and 2013. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)                           2014           2013
-------------------------------------------------------------------------   ------------   ------------
Net deposits paid
 Account value                                                              $      3,002   $      3,086
 Net amount at risk                                                         $          7   $          8
 Average attained age of contractholders                                              62             65
Ratchet (highest historical account value at specified anniversary dates)
 Account value                                                              $        637   $        618
 Net amount at risk                                                         $         32   $         35
 Average attained age of contractholders                                              69             69
Roll-up (net deposits accumulated at a specified rate)
 Account value                                                              $      1,391   $         31
 Net amount at risk                                                         $         21   $         15
 Average attained age of contractholders                                              63             81
Higher of ratchet or roll-up
 Account value                                                              $      2,266   $      2,239
 Net amount at risk                                                         $        734   $        810
 Average attained age of contractholders                                              76             76
Total of guaranteed benefits categorized above
 Account value                                                              $      7,296   $      5,974
 Net amount at risk                                                         $        794   $        868
 Average attained age of contractholders (weighted by account value)                  68             70
Number of contractholders                                                        116,588        118,531

 GUARANTEED MINIMUM INCOME BENEFITS

The Company previously issued variable annuity contracts with a GMIB feature. The GMIB liability as of December 31, 2014 was $3 million with no benefits paid for the year ended December 31, 2014. The GMIB liability as of December 31, 2013 was $3 million with a benefit paid of approximately $1 million for the year ended December 31, 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

  GUARANTEED LIFETIME WITHDRAWAL BENEFITS

The Company has issued variable annuity contracts with a GLWB feature. The GLWB feature provides annuity contractholders with a guarantee stream of payments for life, once income is activated. The annual income amount is based on a percentage (usually 5%) times the contractual Benefit Base. The Benefit Base is defined in the contract and may incorporate various combinations of ratchet and roll-up features. Benefit payments are first deducted from the account value. Excess guaranteed benefits are defined as all GLWB benefits paid once the underlying account value has reached zero.

The reserve for the GLWB feature is a fair value calculation under ASC 815:

     - The reserve is based on projections run under a large number of stochastic scenarios;
     -    All underlying scenarios are generated using risk neutral assumptions;
     -    The mean of the projected returns are based on a risk free rate;
     -    Volatilities are based in market implied volatilities;
     - The discount rate for this fair value calculation equals the risk free rate plus a spread consistent with the Company's own credit risk.

(IN MILLIONS)                          2014         2013
---------------------------------   ----------   ----------
Balance, at beginning of year       $       --   $       --
Acquisitions                                 5           --
Provision for GLWB:
 GLWB expense incurred                      70           --
 Volatility (1)                             --           --
                                    ----------   ----------
                                            70           --
Claims, net of reinsurance:
 Claims from policyholders                  --           --
 Claims ceded to reinsurers                 --           --
                                    ----------   ----------
                                            --           --
GLWB reinsurance premium                    --
                                    ----------   ----------
Balance, at end of year             $       75   $       --
                                    ==========   ==========

  UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE

The majority of the business assumed from Aviva Life and Annuity Company and Aviva Life and Annuity Company of New York from the Accordia purchase is UL and IUL. The obligations of the Company relating to these policies are recorded in accordance with ASC 944, FINANCIAL SERVICES - INSURANCE. Certain UL policies include no lapse guarantee ("NLG") features, exhibiting a pattern of earnings of profits followed by losses. An additional reserve per ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES, has been recorded in connection with these guarantees. Also, certain IUL contracts are indexed to equity indices. The embedded derivative related to the index is bifurcated and valued per ASC 815-15, DERIVATIVES AND HEDGING -EMBEDDED DERIVATIVES.

ASC 815 requires that all derivative instruments be measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a host contract and an embedded derivative component, where the value of the embedded derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two years strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the company's credit rating. The host contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The host contract is accumulated to the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

 UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE (CONTINUED)

valuation date using an accrual rate sufficient to bring the host contract value to the guaranteed account value by the end of the index period. The ASC 815 reserve on the valuation date is equal to the VED plus the host contract value.

The reserve determined under ASC 944-20 is determined such that the reserve is built up with profits in the early years and released when earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 500 interest rate and equity return scenarios are generated using the Goldman Sachs rate generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policyholder revenue are used to develop the ASC 944 liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided the present value of future assessment. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was acquired by Accordia. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the ASC 944 reserve.

The specific sources of revenue used in the determination of full assessments are cost of insurance, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value).

The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

The following table shows the balances of the ASC 815 and 944 reserves reported in Future policy benefits on the Consolidated Balance Sheets:

FOR THE YEARS ENDED DECEMBER 31,                            2013 AS
(IN MILLIONS)                                 2014          REVISED
---------------------------------------   ------------   ------------
ASC 815 reserves - host contract          $      3,387   $      3,164
ASC 815 reserves - embedded derivatives   $        695   $        605
ASC 944 reserves                          $        815   $        587

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted product attributable to a third party was assumed on a modco basis. Therefore, the assets related to these liabilities are recorded as a modco receivable, which is included within recoverable from reinsurers. See
Note 14 for additional information about reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES (CONTINUED)

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,
(IN MILLIONS)                                      2014           2013
--------------------------------------------   ------------   ------------
Account value                                  $         11             13
Range of guaranteed minimum return rates          2.8 - 3.5%     2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,
(IN MILLIONS)                                      2014           2013
--------------------------------------------   ------------   ------------
Asset Type:
 Fixed maturities                              $         20             22
 Cash and cash equivalents                                4              1
                                               ------------   ------------
  Total                                        $         24             23
                                               ============   ============

6.   INVESTMENTS

FIXED MATURITIES

 AVAILABLE-FOR-SALE

The amortized cost and fair value for AFS fixed maturities were as follows:

                                                                 GROSS          GROSS
DECEMBER 31, 2014                                AMORTIZED     UNREALIZED     UNREALIZED         FAIR
(IN MILLIONS)                                      COST           GAINS         LOSSES          VALUE
--------------------------------------------   ------------   ------------   ------------    ------------
U.S. Treasury securities and U.S. government
 and agency securities                         $        193   $         24   $         --    $        217
States and political subdivision securities           1,677            239             --           1,916
Foreign government securities                             8              1             --               9
Emerging market securities                               29              3             --              32
Corporate fixed maturities                            7,933            567            (42)          8,458
Preferred stock                                           9              1             --              10
Structured securities                                11,406            459           (165)         11,700
                                               ------------   ------------   ------------    ------------
 Total AFS fixed maturities                    $     21,255   $      1,294   $       (207)   $     22,342
                                               ============   ============   ============    ============

                                                                 GROSS          GROSS
DECEMBER 31, 2013                                AMORTIZED     UNREALIZED     UNREALIZED         FAIR
(IN MILLIONS)                                      COST           GAINS         LOSSES          VALUE
--------------------------------------------   ------------   ------------   ------------    ------------
U.S. Treasury securities and U.S. government
 and agency securities                         $        303   $          8   $        (39)   $        272
States and political subdivision securities           1,084             38            (31)          1,091
Foreign government securities                             7             --             (1)              6
Emerging market securities                               16             --             --              16
Corporate fixed maturities                            4,589             83            (65)          4,607
Structured securities                                 5,068            398            (39)          5,427
                                               ------------   ------------   ------------    ------------
 Total AFS fixed maturities                    $     11,067   $        527   $       (175)   $     11,419
                                               ============   ============   ============    ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

  AVAILABLE-FOR-SALE (CONTINUED)

At December 31, 2014 and 2013, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $156 million and $132 million, and $184 million and $140 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2014 and 2013, cash and fixed maturities held as collateral were $145 million and $44 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for AFS fixed maturity securities is as follows:

AS OF DECEMBER 31, 2014
(IN MILLIONS)                  AMORTIZED COST           FAIR VALUE
--------------------------  --------------------   --------------------
Due in one year or less     $                  8   $                  1
Due after one year through
  five years                                 255                    254
Due after five years
  through ten years                        1,600                  1,637
Due after ten years                       19,392                 20,450
                            --------------------   --------------------
   Total AFS fixed
     maturities             $             21,255   $             22,342
                            ====================   ====================

MORTGAGE LOANS

The maturity distribution for mortgage loans is as follows:

AS OF DECEMBER 31, 2014
(IN MILLIONS)                               CARRYING VALUE
---------------------------------------  --------------------
2015                                     $                 54
2016                                                       16
2017                                                      118
2018                                                       66
2019                                                      107
2020 and thereafter                                       884
                                         --------------------
   Total                                 $              1,245
                                         ====================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment, penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's mortgage loans is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2014 and 2013. The Company's ALLL was $3 million and $4 million as of December 31, 2014 and 2013, respectively.

The following summarizes our loan-to-value and average debt-service coverage ratios for our commercial mortgage loans as of December 31, 2014. The Mortgage Loan balance reported on the Company's Consolidated Balance Sheets includes these commercial mortgage loans along with the Company's $21 million investment in residential mortgage loans.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

MORTGAGE LOANS (CONTINUED)

                                                                PERCENTAGE OF COMMERCIAL       DEBT SERVICE COVERAGE
LOAN TO VALUE                            CARRYING VALUE             MORTGAGE LOANS                    RATIO
------------------------------------  --------------------   ----------------------------    ------------------------
70% and less                          $              1,143                           93.3%                       1.97
71% - 90%                                               82                            6.7%                       1.49
                                      --------------------   ----------------------------    ------------------------
   Total commercial mortgage loans    $              1,225                          100.0%                       1.94
                                      ====================   ============================    ========================

Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio.

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's mortgage loans by geographic region and property type.

CARRYING VALUE AS OF DECEMBER 31,
(IN MILLIONS)                                    2014             2013 AS REVISED
-----------------------------------------  ---------------    -----------------------
Pacific                                    $            329   $                   141
South Atlantic                                          230                       171
West South Central                                      208                        43
East North Central                                      141                       105
Middle Atlantic                                         139                        94
Mountain                                                111                       101
West North Central                                       44                        41
New England                                              35                        11
East South Central                                        8                        13
                                           ----------------   -----------------------
  Total by region                          $          1,245   $                   720
                                           ================   =======================

CARRYING VALUE AS OF DECEMBER 31,                        2013 AS
(IN MILLIONS)                           2014             REVISED
--------------------------------- ----------------   --------------
Office building                   $            368   $          200
Retail                                         358              214
Apartment                                      231              124
Warehouse                                      118               49
Industrial                                      81               90
Other commercial                                32                3
Medical/health care                             29               --
Residential                                     20               --
Hotel/motel                                      8                8
Mixed use                                       --               32
                                  ----------------   --------------
  Total by property type          $          1,245   $          720
                                  ================   ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENTS

The table below presents a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2014 and 2013, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

(IN MILLIONS)                                                                                        2014               2013
---------------------------------------------------------------------------------------------   ----------------   ----------------
Balance, at beginning of year                                                                   $              4   $              4
   Additions:
     Initial impairments - credit loss OTTI recognized on securities not previously impaired                  --                 --
   Reductions:
     Due to sales (or maturities, pay downs or prepayments) during the period of securities
        previously credit loss OTTI impaired                                                                  --                 --
                                                                                                ----------------   ----------------
Balance, at end of year                                                                         $              4   $              4
                                                                                                ================   ================

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's AFS fixed maturities that have been continuously in an unrealized loss position.

                                                                       GROSS                                  NUMBER OF
DECEMBER 31, 2014                                                   UNREALIZED                          SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)                            LOSSES           FAIR VALUE         UNREALIZED LOSSES
---------------------------------------------------------------  ----------------   ----------------   ----------------------
Investment grade fixed maturities (1):
   0-12 months                                                   $             48   $          2,003                       769
   Greater than 12 months                                                       4                191                       102
                                                                 ----------------   ----------------   -----------------------
     Total investment grade fixed maturities                     $             52   $          2,194                       871
                                                                 ----------------   ----------------   -----------------------
Below investment grade fixed maturities:
   0-12 months                                                   $            145   $          4,962                       713
   Greater than 12 months                                                      10                205                        32
                                                                 ----------------   ----------------   -----------------------
     Total below investment grade fixed maturities                            155              5,167                       745
                                                                 ----------------   ----------------   -----------------------
        Total fixed maturities                                   $            207   $          7,361                     1,616
                                                                 ================   ================   =======================

----------
     (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states and political subdivisions of $0.4 million at December 31, 2014. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                                       GROSS                                  NUMBER OF
DECEMBER 31, 2013                                                   UNREALIZED                          SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)                            LOSSES           FAIR VALUE         UNREALIZED LOSSES
---------------------------------------------------------------  ----------------   ----------------   -----------------------
Investment grade fixed maturities
(1):
   0-12 months                                                   $            100   $          2,030                       380
   Greater than 12 months                                                      32                134                        16
                                                                 ----------------   ----------------   -----------------------
     Total investment grade fixed maturities                     $            132   $          2,164                       396
                                                                 ----------------   ----------------   -----------------------
Below investment grade fixed maturities:
   0-12 months                                                   $             43   $          1,071                       155
   Greater than 12 months                                                      --                 --                        --
                                                                 ----------------   ----------------   -----------------------
     Total below investment grade fixed maturities                             43              1,071                       155
                                                                 ----------------   ----------------   -----------------------
        Total fixed maturities                                   $            175   $          3,235                       551
                                                                 ================   ================   =======================

----------
     (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states and political subdivisions of $69 million at December 31, 2013. The Company's intent is to hold the securities until anticipated recovery above book values.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

The Company's fixed maturity security portfolio includes securities with unrealized losses deemed to be temporary. The total unrealized loss on these securities is considered temporary due to the nature of interest rate fluctuations related to debt securities, the magnitude and duration of the unrealized losses and the fact that the Company has the ability and intent to hold these securities until they recover in value or, for debt securities, they mature.

VARIABLE INTEREST ENTITIES

ARC Rail was created solely for the purpose of acquiring and leasing railroad assets. As the primary beneficiary of the ARC Rail VIE, the Company consolidates the results. ARC Rail is carried at cost less accumulated depreciation and is included in Other assets on the Consolidated Balance Sheets.

ARC Finance VIE was created solely for the purpose of issuing notes backed by the cash flows of the underlying life settlement policies ("LS") and single premium immediate annuity ("SPIA") assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results. ARC Finance is included in Other invested assets on the Consolidated Balance Sheets.

The following presents the total assets and liabilities of the Company's VIEs as of December 31, 2014 and 2013:

                                 2014                                      2013
                 ---------------------------------------   ---------------------------------------
(IN MILLIONS)      TOTAL ASSETS      TOTAL LIABILITIES       TOTAL ASSETS      TOTAL LIABILITIES
---------------- ----------------   --------------------   ----------------   --------------------
ARC Rail         $             75   $                  1   $             82   $                  4
ARC Finance                   339                     23                391                     --
                 ----------------   --------------------   ----------------   --------------------
  Total          $            414                     24   $            473   $                  4
                 ================   ====================   ================   ====================

INVESTMENTS IN LIFE SETTLEMENT POLICIES

The Company's investments in LS are accounted for under the investment method. The following table presents additional information regarding the LS investments and expected duration at December 31, 2014.

                                                   NUMBER OF           CARRYING        DEATH BENEFIT
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)          CONTRACTS            VALUE              PAYOUT
----------------------------------------------  ----------------   ----------------   ----------------
2015 to 2018                                                   1   $              2   $              2
2019                                                           7                 22                 25
2020 and thereafter                                          147                373                403
                                                ----------------   ----------------   ----------------
   Total                                                     155   $            397   $            430
                                                ================   ================   ================

At December 31, 2014, the anticipated life insurance premiums required to keep the LS contracts in-force are $39 million in 2015 through 2017, $14 million in 2018 and $13 million in 2019. The anticipated LS premium payments are expected to be primarily funded by incoming SPIA payments tied to the same reference lives.

OTHER

The Company had no concentration of investments at fair value that exceeded 10% of shareholders' equity at December 31, 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in the GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modco basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a modco loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third party credit risk.

The Company has fixed index annuity ("FIA") products that guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in the S&P 500 market index. FIA contracts are included in the annuity reserves liability and consist of embedded derivative values. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the S&P 500 Index.

When FIA deposits are received, a portion of the deposit is used to purchase derivatives consisting of call and call spread options on the S&P 500 market index to fund the index credits due to FIA policyholders. The majority of all such call options are one year options purchased to match the funding requirements of the underlying policies. The call options are marked to fair value with the change in fair value included in (gains)/losses on derivative instruments in the Consolidated Statements of Operations. The change in fair value of derivatives includes the gains or losses recognized at the expiration of the option term and the changes in fair value for open positions. Contract holders may elect to rebalance index options at renewal dates. On the respective anniversary dates of the index policies, the index used to compute the annual index credit is reset and the Company purchases new call and call spread options to fund the next annual index credit. The Company manages the cost of these purchases through the terms of the FIA, which permit changes to caps, participation rates, and/or asset fees, subject to guaranteed minimums on each policy's anniversary date. By adjusting caps, participation rates, or asset fees, the company can generally manage option costs except in cases where the contractual features would prevent further modifications.

The Company shares in the economic performance of S&P call options used to hedge equity indexed life insurance contracts assumed through funds withheld reinsurance.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 31, 2014                                   DERIVATIVE     DERIVATIVE
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                   ASSETS       LIABILITIES
------------------------------------------------------   ------------   -------------
Derivative contracts:
 Interest rate contracts                                 $         41   $          --
 Equity market contracts                                          113              --
 Other futures and derivatives                                     96              --
 Embedded derivatives - modco loans and funds withheld             67             220
                                                         ------------   -------------
  Gross fair value of derivative contracts                        317             220
                                                         ------------   -------------
 Funds withheld reinsurance receivable                          1,420
                                                         ------------
  Fair value included within total assets                $      1,737
                                                         ============
 Embedded derivative - IUL products                                               695
 Embedded derivative - annuity products                                           220
                                                                        -------------
  Fair value included within total liabilities                          $       1,135
                                                                        =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS (CONTINUED)

AS OF DECEMBER 31, 2013                                   DERIVATIVE     DERIVATIVE
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                   ASSETS       LIABILITIES
------------------------------------------------------   ------------   -------------
Derivative contracts:
 Interest rate contracts                                 $         22   $          --
 Equity market contracts                                           23              --
 Other futures and derivatives                                     34               5
 Embedded derivatives - modco loans                                97             328
                                                         ------------   -------------
  Gross fair value of derivative contracts                        176             333
                                                         ------------   -------------
 Funds withheld reinsurance receivable                          1,266
                                                         ------------
  Fair value included within total assets                $      1,442
                                                         ============
 Embedded derivative - IUL products                                               587
 Embedded derivative - annuity products                                            --
                                                                        -------------
  Fair value included within total liabilities                          $         920
                                                                        =============

Change in fair value of derivatives is affected by the performance of the indices on which the options are based and the aggregate cost of options purchased.

Actual amounts credited to policyholder account balances may be less than the index appreciation due to contractual features in the policies which allows management of the cost of the options purchased to fund the annual index credits. The change in fair value of derivatives is also influenced by the aggregate cost of options purchased. The aggregate cost of options has increased primarily due to an increased amount of fixed index annuities in force. The aggregate cost of options is also influenced by the amount of policyholder funds allocated to the various indices and market volatility which affects option pricing.

The Company's strategy attempts to mitigate any potential risk of loss under these agreements through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of nonperformance by the counterparties and, accordingly, all option contracts are purchased from multiple counterparties that have been evaluated for creditworthiness. All of these options have been purchased from nationally recognized financial institutions with a Moody's/S&P credit rating of A or higher.

As previously mentioned, the Company has preneed policies (approximately $253 million in reserves) with crediting rates tied to inflation as measured by the CPI, the CPI for All Urban Consumers in the Detroit-Ann Arbor-Flint area, or Gross National Product Implicit Price Deflator. The Company has entered into a series of inflation swaps to hedge the inflation risk associated with these inflation-indexed policies. Within the swap structure the Company has agreed to pay fixed CPI in return for floating CPI. The gain or loss on the cash flow hedge is reported as a component of (Gains)/losses on derivative instruments in the Consolidated Statements of Operations. Net losses related to changes in the fair value of the swaps were $11 million for the year ended December 31, 2014. These amounts were substantially offset by a corresponding change in policy benefits and claims expense.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS (CONTINUED)

Derivative gains and losses for the years ended December 31, 2014, 2013 and 2012 are reported as follows:

                                                                                  2014           2013           2012
                                                                              ------------   ------------   ------------
DERIVATIVE CONTRACTS                 LOCATION OF (GAINS)/LOSSES RECOGNIZED        AMOUNT OF (GAINS)/LOSSES RECOGNIZED
(IN MILLIONS)                              IN INCOME ON DERIVATIVES                    IN INCOME ON DERIVATIVES
--------------------------------   ----------------------------------------   ------------------------------------------
Equity and interest rate futures   Net realized investment (gains)/losses     $        (27)  $        (15)  $          2
Foreign currency forwards          Net realized investment (gains)/losses                1              2             --
                                                                              ------------   ------------   ------------
                                                                                       (26)           (13)             2
GMDB product derivatives           (Gains)/losses on derivative instruments   $       (168)  $        249   $        119
Equity index options               (Gains)/losses on derivative instruments           (216)            --             --
Embedded derivatives - modco and
 funds withheld                    (Gains)/losses on derivative instruments            (42)          (295)           128
Swap/option                        (Gains)/losses on derivative instruments              5              6             --
Future                             (Gains)/losses on derivative instruments             --             --             --
                                                                              ------------   ------------   ------------
                                                                                      (421)           (40)           247
                                                                              ------------   ------------   ------------
 Total derivative (gains)/losses                                              $       (447)  $        (53)  $        249
                                                                              ============   ============   ============

8.   INVESTMENT INCOME AND GAINS AND LOSSES

NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2013 AS
(IN MILLIONS)                                                       2014         REVISED          2012
-------------------------------------------------------------   ------------   ------------   ------------
Fixed maturities - interest and other income                    $      1,095   $        481   $        301
Fixed maturities - change in fair value on trading securities             83            (47)            22
Mortgage loans                                                            65             20              9
Policy loans                                                              44             27             21
Modified coinsurance interest income                                      77             79             66
Funds withheld interest income                                           161             --             --
Other                                                                      2              2             18
                                                                ------------   ------------   ------------
 Gross investment income                                               1,527            562            437
  Less: modified coinsurance interest expense                            (79)          (138)          (138)
  Less: funds withheld interest expense                                 (263)          (115)           (54)
  Less: funds withheld policy loan interest                               (5)            (4)            --
  Less: Investment expenses                                              (31)           (17)           (10)
                                                                ------------   ------------   ------------
 Net investment income                                          $      1,149   $        288   $        235
                                                                ============   ============   ============

The Company had no fixed maturities on non-accrual status at December 31, 2014 or 2013. The Company had no fixed maturities which were non-income producing at December 31, 2014 or 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

8.   INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains/(losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2014           2013           2012
-------------------------------------------------------------   ------------   ------------   ------------
AFS fixed maturities (1)                                        $        174   $        120   $         95
Trading fixed maturities                                                   1             15             (5)
Other investments                                                        (22)            12             (5)
                                                                ------------   ------------   ------------
 Net realized investment gains                                  $        153   $        147   $         85
                                                                ============   ============   ============

----------
     (1)  The Company had no OTTI in 2014.

The proceeds from voluntary sales of AFS fixed maturities and the gross realized gains and losses on those sales were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2014           2013           2012
-------------------------------------------------------------   ------------   ------------   ------------
Fixed maturities:
 Proceeds from voluntary sales                                  $      6,680   $      4,563   $      3,523
 Gross gains                                                             199            127             28
 Gross losses                                                             32             29              5

9.     FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest Level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 31, 2014 and 2013. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2014
(IN MILLIONS)                                              LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-----------------------------------------------------   -------------   -------------   -------------   ------------
Financial Assets
 AFS fixed maturities
  U.S. treasury, government and agency securities       $          76   $         141   $          --   $        217
  States and political subdivision securities                      --           1,916              --          1,916
  Foreign government securities                                    --               9              --              9
  Emerging market securities                                       --              32              --             32
  Corporate fixed maturities                                       --           8,413              45          8,458
  Preferred stock                                                  --              10              --             10
                                                        -------------   -------------   -------------   ------------
  Structured securities                                            --          11,700              --         11,700
                                                        -------------   -------------   -------------   ------------
   Total AFS fixed maturities                                      76          22,221              45         22,342
                                                        -------------   -------------   -------------   ------------
 Trading fixed maturities
  U.S. treasury, government and agency securities                   7               2              --              9
  States and political subdivision securities                      --              69              --             69
  Corporate fixed maturities                                       --           1,005              --          1,005
  Structured securities                                            --             225              --            225
                                                        -------------   -------------   -------------   ------------
   Total trading fixed maturities                                   7           1,301              --          1,308
                                                        -------------   -------------   -------------   ------------
 Equity securities                                                 --               8              25             33
 Other loans                                                       --              --              22             22
 Derivative instruments receivable
  Interest rate contracts                                          --              41              --             41
  Equity market contracts                                           6             107              --            113
  Futures contracts                                                95              --              --             95
  Currency contracts                                               --               1              --              1
  Embedded derivatives - modco loans                               --              --              67             67
                                                        -------------   -------------   -------------   ------------
   Total derivative instruments receivable                        101             149              67            317
                                                        -------------   -------------   -------------   ------------
 Separate account assets                                        5,037              --              --          5,037
 Funds withheld reinsurance receivable                             --           1,420              --          1,420
 Limited partnerships                                              --              55              --             55
 Mortgage loans                                                    --              32              --             32
                                                        -------------   -------------   -------------   ------------
    Total assets at fair value                          $       5,221   $      25,186   $         159   $     30,566
                                                        =============   =============   =============   ============
Financial Liabilities
 FAFLIC Closed Block policy liabilities                            --              --             655            655
 ILICO Closed Block policy liabilities                             --              --             829            829
 Amerus Closed Block policy liabilities                            --              --              75             75
 Embedded derivative - funds withheld                              --              --             112            112
 Embedded derivative - IUL product                                 --              --             695            695
 Embedded derivative - annuity products                            --              --             220            220
 Policyholder liabilities                                          --              --           1,665          1,665
                                                        -------------   -------------   -------------   ------------
    Total liabilities at fair value                     $          --   $          --   $       4,251   $      4,251
                                                        =============   =============   =============   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2013 AS REVISED
(IN MILLIONS)                                              LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-----------------------------------------------------   -------------   -------------   -------------   ------------
Financial Assets
 AFS fixed maturities
  U.S. treasury, government and agency securities       $         221   $          51   $          --   $        272
  States and political subdivision securities                      --           1,091              --          1,091
  Foreign government securities                                    --               6              --              6
  Emerging market securities                                       --              16              --             16
  Corporate fixed maturities                                       --           4,607              --          4,607
  Structured securities                                            --           5,427              --          5,427
                                                        -------------   -------------   -------------   ------------
   Total AFS fixed maturities                                     221          11,198              --         11,419
                                                        -------------   -------------   -------------   ------------
 Trading fixed maturities
  U.S. treasury, government and agency securities                   6              --              --              6
  States and political subdivision securities                      --              88              --             88
  Corporate fixed maturities                                       --             945              --            945
  Structured securities                                            --             234              --            234
                                                        -------------   -------------   -------------   ------------
   Total trading fixed maturities                                   6           1,267              --          1,273
                                                        -------------   -------------   -------------   ------------

 Other loans                                                       --              --              --             --
 Derivative instruments receivable
  Interest rate contracts                                          --              22              --             22
  Equity market contracts                                          --              23              --             23
  Futures contracts                                                34              --              --             34
  Embedded derivatives - modco loans                               --              --              97             97
                                                        -------------   -------------   -------------   ------------
   Total derivative instruments receivable                         34              45              97            176
                                                        -------------   -------------   -------------   ------------
 Separate account assets                                        3.403              --              --          3,403
 Funds withheld reinsurance receivable                             --           1,266              --          1,266
 Mortgage loans                                                    --              30              --             30
                                                        -------------   -------------   -------------   ------------
    Total assets at fair value                          $       3,664   $      13,806   $          97   $     17,567
                                                        =============   =============   =============   ============
Financial Liabilities
 FAFLIC Closed Block policy liabilities                            --              --             638            638
 ILICO Closed Block policy liabilities                             --              --             823            823
 Amerus Closed Block policy liabilities                            --              --              83             83
 Embedded derivative - IUL product                                 --              --             605            605
 Foreign currency contracts                                         5              --              --              5
 Embedded derivative - funds withheld                              --              --              97             97
 Embedded derivative                                               --             231                            231
 Policyholder liabilities                                          --              --           1,121          1,121
                                                        -------------   -------------   -------------   ------------
    Total liabilities at fair value                     $           5   $         231   $       3,367   $      3,603
                                                        =============   =============   =============   ============

CASH INSTRUMENTS

The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

 LEVEL 1 CASH INSTRUMENTS

Level 1 cash instruments include U.S. Treasury, government and agency guaranteed fixed maturity securities, foreign government securities, short term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 2 CASH INSTRUMENTS

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to Level 2 instruments.

     LEVEL 3 CASH INSTRUMENTS

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

     LEVEL 1 DERIVATIVE CONTRACTS

Level 1 derivatives include exchange-traded futures as they are actively traded and are valued at their quoted market price.

     LEVEL 2 DERIVATIVE CONTRACTS

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange-traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also include embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

     SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities.

                                 LEVEL 3 ASSETS                                              RANGE OF SIGNIFICANT UNOBSERVABLE
LEVEL 3                       AS OF DECEMBER 2014         VALUATION TECHNIQUES AND             INPUTS (WEIGHTED AVERAGE) AS OF
FINANCIAL ASSETS                 (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS                   DECEMBER 2014
----------------------------  -------------------  -------------------------------------   ----------------------------------------
Corporate fixed maturities           $45           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Equity securities                    $25           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Other loans                          $22           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Embedded derivatives -               $67           Discounted cash flows                   Discounted cash flows
modco loans                                         - Duration/Weighted                     - 0.1 to 25.3 (weighted average
                                                      Average Life                            is 8.2)
                                                    - Contractholder persistency            - 7.33% to 11.48% (weighted
                                                                                               average is 8.96%)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                   LEVEL 3
                              LIABILITIES AS OF        VALUATION TECHNIQUES AND              RANGE OF SIGNIFICANT UNOBSERVABLE
LEVEL 3                         DECEMBER 2014          SIGNIFICANT UNOBSERVABLE              INPUTS (WEIGHTED AVERAGE) AS OF
FINANCIAL LIABILITIES            (IN MILLIONS)                 INPUTS                                   DECEMBER 2014
----------------------------  -----------------  -------------------------------------   -----------------------------------------
FAFLIC Closed Block policy           $655        Discounted cash flows                   Discounted cash flows
liabilities                                       - Mortality rates                       - 3% to 8%
                                                  - Lapse rates                           - 2% to 4%

ILICO Closed Block policy            $829        Fair value of closed block              The range of expenses is $60 - $100 per
liabilities                                      assets plus present value of            policy. The weighted average is $78 per
                                                 expenses paid from the open             policy increased by inflation plus an
                                                 block plus the cost of capital          additional $72/policy to cover conversion
                                                 held in support of the                  costs in the two years following
                                                 liabilities. Unobservable               acquisition. The risk margin is 1.96% of
                                                 inputs are a market                     the liability. The cost of capital is
                                                 participant's view of the               13.8%.
                                                 expenses, a risk margin on the
                                                 uncertainty of the level of
                                                 expenses, and a cost on the
                                                 capital held in support of the
                                                 liabilities.

Amerus Closed Block policy           $75         Present value of expenses paid          The range of expenses is $60 - $100 per
liabilities                                      from the open block plus the            policy. The weighted average is $80 per
                                                 cost of capital held in                 policy increased by inflation plus an
                                                 support of the liabilities.             additional $72/policy to cover conversion
                                                 Unobservable inputs are a               costs in the two years following
                                                 market participant's view of            acquisition. The risk margin is 13.55% of
                                                 the expenses, a risk margin on          the liability. The cost of capital is
                                                 the uncertainty of the level            13.8%.
                                                 of expenses, and a cost of
                                                 capital on the capital held in
                                                 support of the liabilities.

Embedded derivatives -               $112        Discounted cash flows                   Discounted cash flows
funds withheld                                    - Duration/Weighted                     - 0.1 to 25.3 (weighted average is 8.2)
                                                    Average Life
                                                  - Contractholder                        - 7.33% to 11.48% (weighted average
                                                    persistency                             is 8.96%)

Embedded derivative - IUL            $695        ASC 815. Policy persistency is          Lapse rate is 2.5%.
product                                          the significant unobservable
                                                 input.

Embedded derivative -                $220        ASC 815. Policyholder behavior          Utilization weighted average is 3.35%.
annuity products                                 is the significant                      Lapse weighted average is 3.92%.
                                                 unobservable input including
                                                 utilization and lapse.

Policyholder liabilities            $1,665       Present value of best estimate          The weighted average risk margin is 0.11%.
assumed                                          liability cash flows.
                                                 Unobservable inputs include a
                                                 market participant view of the
                                                 risk margin included in the
                                                 discount rate which reflects
                                                 the riskiness of the cash
                                                 flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

Listed below explains the reasons of unobservability input for certain assets and liabilities.

LIMITED PARTNERSHIPS

Investments in certain limited partnerships such as mezzanine funds and private equity funds do not have a readily available determinable fair value. The Company values them using net asset value information provided by the general partner or manager of the investments. Since these valuations have significant unobservable inputs, they are generally included in Level 3 securities. Investments in other types of limited partnerships such as hedge funds where the underlying investments are generally liquid and have securities where the inputs are observable are included in Level 2 securities.

EMBEDDED DERIVATIVES -INDEXED UNIVERSAL LIFE PRODUCT

The Company has an embedded derivative liability related to fixed IUL policies where the returns are linked to the performance of a specified market index, subject to participation rates and caps. The Company participates in the economics of call options as discussed in Note 7. The change in the fair value of the embedded derivative is linked to the performance of the equity option.

EMBEDDED DERIVATIVES - ANNUITY PRODUCTS

See Note 7 for a discussion of the fair value of the Company's embedded derivatives on FIA product. The fair values of the Company's annuity contracts are estimated based on the contracts' cash surrender values and fair value of embedded derivatives. Given significant unobservable inputs are used to value these financial instruments, they are included in Level 3.

EMBEDDED DERIVATIVES - MODCO LOANS AND FUNDS WITHHELD

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

Through its subsidiaries, the Company operates several closed blocks. The Company elected to account for these closed blocks under the fair value option. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

     FAFLIC CLOSED BLOCK POLICY LIABILITIES

The fair value of the FAFLIC Closed Block policy liabilities is calculated as the sum of the fair value of FAFLIC Closed Block assets, an adjustment to the fair value of FAFLIC Closed Block assets for non-performance risk, fair value of the FAFLIC Closed Block maintenance expenses and a risk margin based on the cost of holding capital to back the FAFLIC Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAFLIC CLOSED BLOCK POLICY LIABILITIES (CONTINUED)

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities is equal to the fair value of the FAFLIC Closed Block assets. By utilizing market participant assumptions, the FAFLIC Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

ILICO AND AMERUS CLOSED BLOCK POLICY LIABILITIES

The Company elected the fair value option on the ILICO Closed Block insurance policies. The fair value of the ILICO Closed Block liability is calculated using the fair value of the assets supporting the Closed Block plus the present value of expected future commissions and expenses calculated in an actuarial appraisal model.

The Company assumed certain obligations relating to a Closed Block of business originating from Amerus. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is calculated equaling the present value of the projected expenses, discounted at current risk free rates with a provision for the Company's own credit risk. The liability also includes a provision for any cost of capital related to the obligation.

POLICYHOLDER LIABILITIES ASSUMED

The Company has chosen the fair value option for determining the value of policy liabilities reinsured on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of risk adjusted cash flows. At the time the liabilities were acquired, the fair value was determined by a full, actuarial appraisal with market participant assumptions. Risk adjustments were made to the mortality, persistency, and expense assumptions so that the present value of the risk adjusted cash flows equaled the actuarial appraisal value on the acquisition date. The present value uses a fair value rate, approximating a risk-free rate, with a provision for non-performance risk. By utilizing market participant assumptions, the funds withheld policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the year ended December 31, 2014 and 2013. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as at December 31, 2014 and at December 31, 2013.

                                                                       NET
                                                                   UNREALIZED
                                                                     GAINS/
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS
                                   BALANCE, AT        NET         STILL HELD AT
YEAR ENDED DECEMBER 31,             BEGINNING       REALIZED           THE                             TRANSFERS        BALANCE,
2014                               OF YEAR AS        GAINS/         REPORTING                           TO/FROM         AT END OF
(IN MILLIONS)                        REVISED        (LOSSES)          DATE          SETTLEMENTS         LEVEL 3           YEAR
------------------------------   --------------  -------------  ----------------  ---------------  ----------------  --------------
Financial Assets:
   Fixed maturities

      Corporate securities       $           --  $          --  $             --  $            45  $             --  $           45
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total AFS fixed maturities                --             --                --               45                --              45
   Equity securities                         --             --                --               16                 9              25
   Other loans                               --             --                --               22                --              22
   Derivative contracts
      Embedded derivative -
         modco loans                         97             --               (30)              --                --              67
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total derivative contracts                97             --               (30)              --                --              67
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total assets            $           97  $          --  $            (30) $            83  $              9  $          159
                                 ==============  =============  ================  ===============  ================  ==============
Financial Liabilities:
   FAFLIC Closed Block
      policy liabilities                    638             (9)               26               --                --             655
   ILICO Closed Block
      policy liabilities                    823             --                 6               --                --             829
   Amerus Closed Block
      policy liabilities                     83             --                (8)              --                --              75
   Embedded derivatives
      - funds withheld                       97             --                15               --                --             112
      - IUL product                         605             --                90               --                --             695
      - annuity products                     --             62                --               29               129             220
   Policyholder liabilities               1,121             --               340               --               204           1,665
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total liabilities       $        3,367  $          53  $            469  $            29  $            333  $        4,251
                                 ==============  =============  ================  ===============  ================  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                       NET
                                                                   UNREALIZED
                                                                     GAINS/
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS
                                                     NET          STILL HELD AT                        TRANSFERS
YEAR ENDED DECEMBER 31,            BALANCE, AT     REALIZED            THE                              TO/FROM         BALANCE,
2013 AS REVISED                     BEGINNING       GAINS/          REPORTING                         LEVEL 3 AS       AT END OF
(IN MILLIONS)                       OF YEAR        (LOSSES)           DATE          SETTLEMENTS         REVISED          YEAR
------------------------------   --------------  -------------  ----------------  ---------------  ----------------  --------------
Financial Assets:
   Derivative contracts
      Equity market contracts                 1             --                (1)              --                --              --
      Embedded derivative-
         modco loans                         98             --                (1)              --                --              97
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total derivative contracts                99             --                (2)              --                --              97
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total assets            $           99  $          --  $             (2) $            --  $             --  $           97
                                 ==============  =============  ================  ===============  ================  ==============
Financial Liabilities:
   FAFLIC Closed Block
      policy liabilities                    692            (8)               (46)              --                --             638
   ILICO Closed Block
      policy liabilities                     --             --                (1)             (31)              855             823
   Amerus Closed Block
      policy liabilities                     --             --                 2               --                81              83
   Embedded derivatives
      - funds withheld                       98             --                (1)              --                --              97
      - IUL product                          --             --                95               --               510             605
   Policyholder liabilities                  --             10                --               --             1,111           1,121
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total liabilities       $          790  $           2  $             49  $           (31) $          2,557  $        3,367
                                 ==============  =============  ================  ===============  ================  ==============

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by ASC 825-10-15, FINANCIAL INSTRUMENT DISCLOSURES.

     MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     LIFE SETTLEMENT AND SINGLE PREMIUM IMMEDIATE ANNUITY ASSETS

The fair values of LS and SPIA assets are obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE AND ACCRUED INTERESTS

The fair values of the notes payable and accrued interest was determined by using vendor pricing models.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company participates in third party repurchase agreements. The notional value as of December 31, 2014 and 2013 was approximately $381 and $621 million. The Company posted $400 and $696 million in fixed maturity securities as collateral for these transactions as of December 31, 2014 and 2013, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contractholder funds represents the present value of future policy benefits.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2014 and 2013:

                                                                          2014                                2013
                                                           --------------------------------    --------------------------------
                                                              CARRYING            FAIR            CARRYING           FAIR
(IN MILLIONS)                                                   VALUE             VALUE            VALUE             VALUE
-----------------------------------------------------      --------------    --------------    --------------    --------------
Financial Assets
   Mortgage loans                                          $        1,213    $        1,266    $          690    $          665
   Policy loans                                                       737               858               738               846
   LS and SPIA assets                                                 369               382               391               375
   Other loans                                                        189               187                97                97
   Other invested assets                                                8                 8                --                --
                                                           --------------    --------------    --------------    --------------
      Total financial assets                               $        2,516    $        2,701    $        1,916    $        1,983
                                                           ==============    ==============    ==============    ==============
Financial Liabilities
   Notes payable and accrued interest                      $          302               301    $           --    $           --
   Securities sold under agreements to repurchase                     381               381               621               621
   Supplementary contracts without life contingencies                   8                 8                 5                 5
   Other contractholder deposit funds                               2,975             3,007             3,594             3,623
                                                           --------------    --------------    --------------    --------------
      Total financial liabilities                          $        3,666    $        3,697    $        4,220    $        4,249
                                                           ==============    ==============    ==============    ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

10.  CLOSED BLOCKS

Summarized financial information of the Company's Closed Blocks is as follows:


BALANCE SHEET AS OF DECEMBER 31,                                                                                  2013 AS
(IN MILLIONS)                                                                                       2014          REVISED
-------------------------------------------------------------------------------------------    --------------  --------------
Assets
   Investments
      Trading fixed maturities at fair value (amortized cost of $1,026)                        $        1,108           1,142
      Mortgage loans                                                                                       32              30
      Policy loans                                                                                        171             176
      Cash and cash equivalents                                                                            22             102
      Accrued investment income                                                                            17              18
      Other assets                                                                                         12              22
                                                                                               --------------  --------------
         Total assets                                                                          $        1,362           1,490
                                                                                               --------------  --------------
Liabilities
   Policy liabilities and accruals at fair value                                               $        1,449           1,432
   Policyholder dividend obligation at fair value (1)                                                      89              90
   Policyholder dividends payable at fair value (1)                                                        21              22
   Other liabilities                                                                                        6             164
                                                                                               --------------  --------------
         Total liabilities                                                                     $        1,565           1,708
                                                                                               --------------  --------------
Excess of Closed Block liabilities over assets designated to the Closed Blocks and maximum
   future earnings to be recognized from Closed Block assets and liabilities                   $          203             218
                                                                                               ==============  ==============

----------
(1) Included within Contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31,                                              2013 AS
(IN MILLIONS)                                                                          2014          REVISED          2012
--------------------------------------------------------------------------------   ------------    -----------    ------------
Revenues
   Premiums and other income                                                       $         45             24              18
   Net investment income                                                                    125            (12)             56
   Net realized investment gains                                                              1             15              (5)
                                                                                   ------------    -----------    ------------
      Total revenues                                                                        171             27              69
                                                                                   ------------    -----------    ------------
Benefits and Expenses
   Policyholder benefits                                                                    150            (14)             71
   Other expenses                                                                             1              1              --
                                                                                   ------------    -----------    ------------
      Total benefits and expenses                                                           151            (13)             71
                                                                                   ------------    -----------    ------------

Net contribution from the Closed Blocks                                            $         20             40              (2)
                                                                                   ============    ===========    ============
Income Tax Expense
   Current                                                                                    1              5               1
   Deferral                                                                                  11             10              (2)
                                                                                   ------------    -----------    ------------
      Total income tax expense                                                               12             15              (1)

                                                                                   ------------    -----------    ------------
Net income                                                                         $          8             25              (1)
                                                                                   ============    ===========    ============

Many expenses related to the Closed Block operations are charged to the general operations of the Company; accordingly, the contributions from the Closed Blocks do not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES

PROVISION FOR INCOME TAXES

The tables below present the components of the expense/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------  -----------------  -----------------
Current income tax expense/(benefit)
  Federal                                                                    $             91  $             268  $              74
  State/local                                                                               3                 --                 --
                                                                             ----------------  -----------------  -----------------
    Total current income tax expense/(benefit)                                             94                268                 74
Deferred income tax expense/(benefit)
  Federal                                                                                   2               (253)              (112)
  State/local                                                                              (3)                --                 --
                                                                             ----------------  -----------------  -----------------
    Total deferred income tax expense/(benefit)                                            (1)              (253)              (112)
                                                                             ----------------  -----------------  -----------------
      Total income tax expense/(benefit)                                     $             93  $              15  $             (38)
                                                                             ================  =================  =================

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------  -----------------  -----------------
Expected income tax benefit                                                  $            104  $              20  $             (33)
Addition/(reduction) in income tax resulting from:
  Dividend received deduction                                                              (4)                (4)                (4)
  Intercompany reinsurance on funds withheld trusts                                        (5)                --                 --
  Low income housing tax credits                                                           (2)                --                 --
  Prior years' federal income tax adjustment                                               --                 (1)                (1)
                                                                             ----------------  -----------------  -----------------
    Total income tax expense                                                 $             93  $              15  $             (38)
                                                                             ================  =================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

The table below presents the significant components of deferred tax assets and liabilities.

DECEMBER 31,                                                                                         2013 AS
(IN MILLIONS)                                                                       2014             REVISED
----------------------------------------------------------------------------  ----------------  -----------------
Deferred tax assets
  Insurance reserves                                                          $            560  $              58
  Sec. 848 capitalization                                                                  292                262
  Investments, net                                                                          --                 51
  Tax credit carryforwards                                                                   2                  4
  Loss carryforwards                                                                        27                 30
  Ceding commission                                                                         43                  2
  Accrued policyholder dividends                                                             6                  6
  Deferred compensation/accrued bonuses                                                      1                 --
  Deferred revenue liability                                                                44                 46
  Goodwill                                                                                  20                 99
  Other, net                                                                                 3                 --
                                                                              ----------------  -----------------
    Subtotal deferred tax assets                                                           998                558
  Valuation allowance                                                                       (2)                (4)
                                                                              ----------------  -----------------
      Total deferred tax assets, net                                          $            996  $             554
                                                                              ----------------  -----------------
Deferred tax liabilities
  Value of business acquired/deferred policy acquisition costs                $           (498) $            (291)
  Investments, net                                                                        (280)                --
  Fair value adjustment - Closed Block                                                     (35)               (16)
  Funds withheld                                                                          (121)                --
  Other, net                                                                                --                 (7)
                                                                              ----------------  -----------------
    Total deferred tax liabilities                                                        (934)              (314)
                                                                              ----------------  -----------------
      Total deferred tax assets/(liability), net                              $             62  $             240
                                                                              ================  =================

TAX ATTRIBUTES

The Company has recorded a valuation allowance of $2 million and $4 million against tax benefits from foreign tax credit carryforwards for the tax year ended December 31, 2014 and 2013, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2014 the Company has foreign tax credit carryforwards of $2 million that will expire in 2015, at which time the corresponding valuation allowance will be released. Also at December 31, 2014 the Company has net operating loss carryforwards of $77 million that begin to expire in 2017 and no capital loss carryforwards. The net operating loss carryforwards were generated prior to 2006 and are subject to Internal Revenue Code Section 382 annual limitations of $14 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES (CONTINUED)

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations or cash flows. As of December 31, 2014 or 2013, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

Subsidiaries in the Company's federal income tax returns are routinely audited by the Internal Revenue Service, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. All years subsequent to and including 2011 remain open to examination by the Internal Revenue Service.

12.  DIVIDEND RESTRICTIONS

Several of the Company's subsidiaries are regulated insurance companies and subject to laws governing the payment of dividends to shareholders. These laws could impact the dividend paying ability of the Company's regulated subsidiaries.

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Massachusetts Insurance Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. The Company has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $375 million at December 31, 2014. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $1,788 million at December 31, 2014, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements.

The payment of dividends by Accordia to the Company is regulated under Iowa law. Under Iowa law, Accordia may pay dividends only from the earned surplus arising from its business and must receive prior approval (or non-disapproval) of the Iowa Insurance Commissioner to pay any dividend that would exceed certain statutory limitations. Additionally, Accordia must meet minimum capital and surplus requirements under a RBC formula as described above. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment and was $530 million at December 31, 2014.

The payment of dividends by FLIC to the Company is regulated under Indiana law. Under Indiana law, the maximum amount of dividends that can be paid during a 12-month period by FLIC, without prior approval of the Indiana Insurance Commissioner, is limited to the greater of 10 percent of statutory capital and surplus at the end of the preceding year-end or the statutory net gain from operations for the preceding year as long as the dividend is paid from earned surplus. There were no dividends paid in 2014 by FLIC.

The payment of dividends by FNLIC to the Company is regulated under Texas law. Under Texas law, the maximum amount of dividends which can be paid during a 12-month period by FNLIC, without prior approval of the Texas Department of Insurance, is limited to the earned surplus as calculated in the Texas Analysis of Surplus Report.

Based on FLIC's statutory basis financial results for the year ended December 31, 2014, FLIC is able to pay up to $167 million in dividends during a 12-month period to its parent without prior approval in 2015. No dividends were paid in 2014 by FNLIC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

13. VALUE OF BUSINESS ACQUIRED, DEFERRED ACQUISITION COSTS, UNEARNED REVENUE RESERVES AND UNEARNED FRONT-END LOADS

The following reflects the changes to the VOBA asset:

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED
---------------------------------------------------------------------------  ----------------  -----------------
Balance, at beginning of year                                                $            534  $              63
  Business acquired                                                                       470                473
  Amortized to expense during the year (1)                                                (87)               (11)
  Adjustment for unrealized investment losses during the year                            (134)                 9
                                                                             ----------------  -----------------
Balance, at end of year                                                      $            783  $             534
                                                                             ================  =================

----------
    (1) These amounts are shown within Amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

Estimated future amortization of VOBA as of December 31, 2014 is as follows:

(IN MILLIONS)
---------------------------------------------------------------------
2015                                                                   $             80
2016                                                                                 79
2017                                                                                 71
2018                                                                                 63
2019                                                                                 55
2020 and thereafter                                                                 435
                                                                       ----------------
  Total                                                                $            783
                                                                       ================

The following reflects the changes to the DAC asset:

FOR THE YEARS ENDED DECEMBER 31,                                                              2013 AS
(IN MILLIONS)                                                                 2014            REVISED
---------------------------------------------------------------------  ----------------  -----------------
Balance, at beginning of year                                          $            280  $             144
  Acquisition/Reinsurance                                                            --                152
  Deferral                                                                          356                 26
  Amortized to expense during the year (1)                                          (80)               (75)
  Adjustment for unrealized investment losses during the year                       (38)                33
                                                                       ----------------  -----------------
Balance, at end of year                                                $            518  $             280
                                                                       ================  =================

----------
    (1) These amounts are shown within Amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

The following reflects the changes to the URR and UFEL:


FOR THE YEAR ENDED DECEMBER 31,                                                               2013 AS
(IN MILLIONS)                                                                2014             REVISED
--------------------------------------------------------------------   ----------------  -----------------
Balance, at beginning of year                                          $              4  $              --
  Deferrals during the year                                                         114                 11
  Amortized to income during the year                                               (55)                (7)
  Adjustment for unrealized investment losses during the year                       (56)                --
                                                                       ----------------  -----------------
Balance, at end of year                                                $              7  $               4
                                                                       ================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

14.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses and the investment risk, if any, inherent in the underlying policy. Modco and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modco basis life, fixed and variable annuities, UL and VUL insurance policies. The Company also maintains other reinsurance treaties including the cession of certain UL policies, certain individual disability income policies and discontinued accident and health insurance.

The effects of reinsurance on the Consolidated Balance Sheets were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                  2013 AS
(IN MILLIONS)                                                     2014            REVISED
----------------------------------------------------------  ---------------  ----------------
Policy liabilities and accruals:
  Direct                                                    $        14,251  $          3,233
  Assumed -- non-affiliated                                          15,431            14,835
                                                            ---------------  ----------------
    Total policy liabilities and accruals                            29,682            18,068
  Ceded -- affiliated                                                (5,364)           (7,179)
  Ceded -- non-affiliated (1)                                        (3,565)           (1,845)
                                                            ---------------  ----------------
    Total ceded policy liabilities and accruals                      (8,929)           (9,024)
                                                            ---------------  ----------------
    Net policy liabilities and accruals                     $        20,734  $          9,044
                                                            ===============  ================

----------
    (1) Reported within Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modco and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company held no allowance for bad debts at December 31, 2014 and 2013.

As of December 31, 2014 and 2013, the Company had $2.7 billion and $2.5 billion of reinsurance receivables, respectively, with two counterparties related to modified coinsurance and funds withheld contracts. The assets supporting these receivables were held in trusts and not part of the respective counterparty's general accounts.

As of December 31, 2014 and 2013, the Company had $5.3 billion and $5.9 billion of reinsurance receivables, respectively, related to blocks of business reinsured with its affiliate, CwA Re.

The effects of reinsurance on the Consolidated Statements of Operations were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                             2014               2013               2012
------------------------------------------------------------------  ----------------  -----------------  -----------------
Life and accident and health insurance premiums:
  Direct                                                            $             94  $              20  $              20
  Assumed-- non-affiliated                                                       131                 43                 26
  Ceded-- non-affiliated                                                         (82)                (1)                (2)
                                                                    ----------------  -----------------  -----------------
    Net premiums                                                    $            143  $              62  $              44
                                                                    ================  =================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

14. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013               2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Insurance and investment product fee income:
   Direct                                                                    $            277   $            135   $            120
   Assumed - non-affiliated                                                               776                300                150
   Ceded - affiliated                                                                     (90)               (86)               (65)
                                                                             ----------------   ----------------   ----------------
     Net insurance and investment product fee income                         $            963   $            349   $            205
                                                                             ================   ================   ================

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Policy benefits, claims and losses and loss adjustment expenses:
   Direct                                                                    $            779   $            130   $            245
   Assumed - non-affiliated                                                             2,011                570                283
   Ceded - affiliated                                                                    (214)                (6)              (182)
   Ceded - non-affiliated                                                                (604)                11                 (7)
                                                                             ----------------   ----------------   ----------------
     Net policy benefits, claims and losses and loss adjustment expenses     $          1,972   $            705   $            339
                                                                             ================   ================   ================

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013
---------------------------------------------------------------------------  ----------------   ----------------
Railcars                                                                     $             70   $             76
Accounts receivable                                                                        19                  5
Deferred sales inducements                                                                  5                 --
Miscellaneous assets                                                                       30                 50
                                                                             ----------------   ----------------
   Total other assets                                                        $            124   $            131
                                                                             ================   ================

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013
---------------------------------------------------------------------------  ----------------   ----------------
Accrued expenses                                                             $            125   $             34
Account payable                                                                            43                 56
Tax liability                                                                              22                 26
Miscellaneous liabilities                                                                 118                 97
                                                                             ----------------   ----------------
   Total accrued expenses and other liabilities                              $            308   $            213
                                                                             ================   ================

Other income consists of the following:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                             2014               2013               2012
------------------------------------------------------------------  ----------------   ----------------   ----------------
Reinsurance administration fee                                      $             20   $             20   $             17
Railcar income                                                                    17                  8                 --
Miscellaneous income                                                               6                  1                  3
                                                                    ----------------   ----------------   ----------------
   Total other income                                               $             43   $             29   $             20
                                                                    ================   ================   ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

15. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Other operating expenses consist of the following:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013               2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Administrative expenses                                                      $            116   $             57   $             30
Employee related expenses                                                                 108                 40                 12
Technology expenses                                                                        15                  1                  1
Consulting and legal fees                                                                  18                 14                  5
Bank service charges                                                                       23                  1                 --
Taxes, licenses and fees                                                                   34                 11                  5
Commission expense                                                                         (1)               (77)                 7
Miscellaneous operating expenses                                                          112                 22                 10
                                                                             ----------------   ----------------   ----------------
   Total other operating expenses                                            $            425   $             69   $             70
                                                                             ================   ================   ================

16. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has operational servicing agreements with third party administrators for policy administration over certain fixed annuity, traditional life, UL, variable annuity and VUL policies. Additionally, CwA is party to a third party professional services agreement regarding the management of aspects of its reinsurance portfolio.

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $13 million for the year ended December 31, 2014 and are included in Other operating expenses. As of December 31, 2014, the total capacity of the financing arrangements with third parties was $2 billion.

There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2014.

As of December 31, 2014, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
------------------------------
2015                            $             54
2016                                          16
2017                                          14
2018                                          11
2019                                           7
2020 and thereafter                           17
                                ----------------
   Total                        $            119
                                ================

CONTINGENCIES

  REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

16. COMMITMENTS AND CONTINGENCIES (CONTINUED)

  LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. As part of the 2005 acquisition of CwA from The Hanover Insurance Group ("THG"), THG has agreed to indemnify the Company and Goldman Sachs ("GS") for certain matters. THG has also agreed to indemnify GS for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that would have a material adverse effect on the Consolidated Balance Sheets or Consolidated Statements of Operations.

  INDEMNIFICATION AGREEMENTS

In conjunction with Accordia acquisition, the Company has agreed to indemnify Athene for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $9 million as of December 31, 2014.

17. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, the Company had investment management services agreements with related parties under GS. The Company recorded expenses for these agreements of $22 million for the year ended December 31, 2014, and had $11 million payable at December 31, 2014.

During the year ended December 31, 2014, the Company had agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree from time to time. The Company recorded expenses of $153 million for the year ended December 31, 2014, and had $9 million payable at December 31, 2014.

The Company has a service agreement with Global Atlantic Financial Life Limited, a Cayman domiciled company and a wholly-owned direct subsidiary of GAFG, which can be terminated by either party upon applicable notice. Under the agreement, in 2014 the Company recorded expenses of $2 million related to certain employee compensation plans, including incentive interests and stock appreciation rights.

During 2014, the Company had agreements with Commonwealth Annuity and Life Reinsurance Company Limited ("CwA Re"), a Bermuda domiciled company and a wholly-owned indirect subsidiary of GAFG, under which CwA Re agreed to pay the Company certain fees for administration of ceded blocks of variable annuity, fixed annuity, universal life and individual life business. The Company received fee income from CwA Re of $20 million and had $5 million receivable at December 31, 2014.

During the year ended December 31, 2014, the Company received certain distribution and administration fees from affiliates under GS. The Company recorded income from these agreements of $4 million for the year ended December 31, 2014, and had $1 million receivable at December 31, 2014.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $53 million for the year ended December 31, 2014. The Company had affiliated derivatives payables of $220 million for the year ended December 31, 2014.

The Company has entered into transactions with affiliates to purchase fixed maturities totaling $36 million for the year ended December 31, 2014. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2014 related to these transactions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18. PURCHASE ACCOUNTING

FORETHOUGHT FINANCIAL GROUP, INC.

On January 2, 2014, GAFG, through its wholly owned subsidiary FinCo, completed the acquisition of FFG contemplated in the Agreement and Plan of Merger (the "Agreement") dated September 25, 2013. Pursuant to the Agreement, FinCo acquired 100% of the issued and outstanding stock of FFG.

The aggregate purchase price of FFG was $616 million. The FFG acquisition allowed GAFG to invest its capital in an established distribution of fixed, indexed and variable annuities and preneed protection.

The FFG acquisition was accounted for under the acquisition method of accounting under ASC Topic 805. In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. The FFG acquisition will be subject to customary post-closing adjustments as the Company finalizes the determination and analysis of assets acquired and liabilities assumed. Pushdown accounting was used to derive the contributed values into the Company of FLIC and FNLIC. The following table summarizes the consideration paid for the acquisition and the determination of the fair value of assets acquired and liabilities assumed at the acquisition date for FLIC and FNLIC after the application of pushdown accounting:

FAIR VALUE
(IN MILLIONS)                                   JANUARY 2, 2014
--------------------------------------------  ------------------
ASSETS
   Available-for-sale fixed maturities,
     at fair value                            $            6,774
   Equity securities, at fair value                           29
   Commercial mortgage loans                                 456
   Policy loans                                                5
   Other invested assets                                      56
                                              ------------------
     Total investments                                     7,320
   Cash                                                      110
   Accrued investment income                                  78
   Value of business acquired                                470
   Intangible assets                                          23
   Derivative instruments receivable                          18
   Deferred income taxes                                      13
   Other assets                                                5
   Separate account assets                                   550
                                              ------------------
     Total assets                             $            8,587
                                              ------------------

LIABILITIES
   Future policy and benefit claims                        7,311
   Other liabilities                                           4
   Separate account liabilities                              550
                                              ------------------
     Total liabilities                        $            7,865
                                              ------------------
NET ASSETS ACQUIRED                           $              722
                                              ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18.  PURCHASE ACCOUNTING (CONTINUED)

The revenue and expenses from the acquisition date through December 31, 2014 are as follows:

REVENUES AND EXPENSES
(IN MILLIONS)
----------------------------------------------
REVENUES
   Premiums                                      $             22
   Insurance and investment product
     fee income                                               186
   Net investment income                                      399
   Net investment gains/(losses)                               38
   Other income                                                 6
                                                 ----------------
     Total revenues                              $            651

BENEFITS AND OTHER DEDUCTIONS
   Policy benefits, claims and losses
     and loss adjustment expenses                $            416
   Amortization of policy acquisition costs                    73
   Losses on derivative instruments                            14
   Other operating expenses                                   114
                                                 ----------------
     Total benefits, losses and expenses                      617
NET INCOME BEFORE INCOME TAXES                                 34
                                                 ----------------
   Income tax expense                                           9
                                                 ----------------
NET INCOME                                       $             25
                                                 ================

There was no goodwill recognized as part of the acquisition of FFG.

The Company recorded $23 million of intangible assets related to the FFG acquisition. The intangible assets included the distribution networks, trade name, internally-developed software, covenants not-to-compete and insurance licenses. The summary of the intangible assets are listed below:

(IN MILLIONS, EXCEPT AMORTIZATION PERIOD)        AMOUNT            AMORTIZATION PERIOD
------------------------------------------  ----------------   --------------------------
Distribution network                        $             10            10 years
Trade name                                                 5            15 years
Internally developed software                              1             3 years
Covenants not-to-compete                                   2             2 years
Insurance licenses                                         5         Indefinite life
                                            ----------------
   Total intangible assets                  $             23
                                            ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18.  PURCHASE ACCOUNTING (CONTINUED)

ACCORDIA LIFE AND ANNUITY COMPANY

The Company's acquisition of Accordia qualified as a business combination and was accounted for by applying ASC 805 BUSINESS COMBINATIONS. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill.

FAIR VALUE                                   OCTOBER 1, 2013 AS
(IN MILLIONS)                                     REVISED
--------------------------------------   --------------------------
Assets:
   Total investments                     $                    6,190
   Cash and cash equivalents                                    302
   VOBA                                                         473
   Other intangibles                                              7
   Other assets at fair value                                 1,573
                                         --------------------------
     Total assets acquired               $                    8,545
                                         --------------------------
Liabilities:
   Policyholder liabilities              $                    8,374
   Other liabilities at fair value                               47
                                         --------------------------
     Total liabilities assumed           $                    8,421
                                         --------------------------
   Goodwill                                                      (2)
                                         --------------------------
Total cash consideration                 $                      122
                                         ==========================

As a result of consideration of funds received from seller during the remeasurement period, the original $3 million of goodwill recognized as the result of the acquisition, resulted in negative goodwill. This $2 million of negative goodwill was recognized as a bargain purchase gain in the Consolidated Statements of Operations in 2014. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 3 for additional explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA, distribution relationships and various state licenses. See Note 24 for PGAAP remeasurement adjustments made to provisional purchase accounting at October 1, 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

19.  INTANGIBLE ASSETS

The following table represents the changes in intangible assets:

                                                              DEFINITE          INDEFINITE      TOTAL INTANGIBLE
(IN MILLIONS)                               GOODWILL            LIFE               LIFE              ASSETS
--------------------------------------   ---------------   ---------------   ---------------   ------------------
Balance at December 31, 2013             $             3   $             5   $             7   $               15
   Purchase accounting remeasurement                  (3)               --                --                   (3)
   Acquisition- Intangible assets                     --                17                 6                   23
   Amortization                                       --                (4)               --                   (4)
                                         ---------------   ---------------   ---------------   ------------------
Balance at December 31, 2014             $            --   $            18   $            13   $               31
                                         ===============   ===============   ===============   ==================

The estimated future amortization of definite life intangible assets as of December 31, 2014 is as follow:

(IN MILLIONS)
--------------------------
2015                         $             4
2016                                       2
2017                                       2
2018                                       2
2019                                       1
2020 and thereafter                        7
                             ----------------
   Total                     $            18
                             ================

The indefinite life intangible assets are not subject to amortization. The definite life intangible assets are amortized over a period of 2 to 15 years.

20.  NOTES PAYABLE AND ACCRUED INTEREST

Notes payable was comprised of the following:

DECEMBER 31,
(IN MILLIONS)                                        2014             2013
---------------------------------------------   --------------   ---------------
Surplus note -- affiliated                      $          300   $            --
Accrued interest                                             2                --
                                                --------------   ---------------
   Total notes payable and accrued interest     $          302   $            --
                                                ==============   ===============

SURPLUS NOTE - AFFILIATED

On January 2, 2014, the Company issued a $300 million aggregate principal balance Surplus Note (the "Surplus Note") to its direct parent, FinCo. Interest on the Surplus Note is paid quarterly, accruing at a rate of interest corresponding to the FFG Term Loan. The outstanding principal balance on the Surplus Note is payable as follows: (i) 15% of the original principal amount on the one-year anniversary of issuance; (ii) 15% of the original principal balance on the 18-month anniversary of issuance; and (iii) the remaining outstanding principal balance on the second anniversary of issuance. All payments of principal and interest may be made only subject to the prior approval of the Commissioner of the Division of Insurance of the Office of Consumer Affairs and Business Regulation of the Commonwealth of Massachusetts (the "Commissioner").

The Surplus Note is subordinated in right of payment to the prior payment in full of all senior indebtedness, policy claims and prior claims of the Company, as those terms are used in Sections 180A through 180L1/2 of Chapter 175 of the Massachusetts General Laws and any successor provisions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

20.  NOTES PAYABLE AND ACCRUED INTEREST (CONTINUED)

SURPLUS NOTE - AFFILIATED (CONTINUED)

Under the terms of the Surplus Note, the Company is subject to the affirmative and negative covenants of the FFG term loan ("Term Loan") to the extent they apply to the Company; and specifically the negative covenant that the Company maintain an RBC ratio of not less than 300% at the end of any fiscal quarter.

At December 31, 2014, the principal balance of the Surplus Note was $300 million. At that time, the Company had received approval from the Commissioner to make the first principal payment under the Surplus Note on the first anniversary of issuance.

The Company recognized $10 million and no interest expense on notes payable for the years ended December 31, 2014 and 2013, respectively.

Principal payments due on notes payable are as follows:

(IN MILLIONS)
-----------------------------
2015                             $           300

21.  STATUTORY FINANCIAL INFORMATION

Certain of the Company's regulated insurance subsidiaries are required to file financial statements with U.S. state regulatory authorities prepared on an accounting basis prescribed or permitted by their domiciliary state. Statutory surplus computed under those methodologies differ from shareholders' equity reported in accordance with U.S. GAAP primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred and asset valuation and interest maintenance reserves are required to be held. Life insurance reserves are calculated based upon different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Unaudited statutory capital and surplus was $1,654 million and $724 million for the Company as of December 31, 2014 and 2013, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

22.  EMPLOYEE BENEFIT PLANS

The Company has nonqualified defined benefit pension plans for certain agents. The measurement date for all defined benefit plans is December 31. The Company has nonqualifed supplemental defined pension plans ("SERP") to provide retirement benfits to certain agents. The net periodic benefit costs at December 31, 2014 were $1 million.

Weighted average assumptions used to determine net periodic benefit costs as of December 31, 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS                                       2014
---------------------------------------------------------   ------------------
a.   Weighted-average discount rate                                      4.70%
b.   Expected long-term rate of return on plan assets           Not applicable
c.   Rate of compensation increase                                      10.00%

The Company employs a building block approach in determining the expected long-term rate of return of plan assets. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. The long-term portfolio return is established utilizing a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Additional year-end information for plans with accumulated benefit obligations in excess of plan assets at December 31, 2014 are as follows:

ACCUMULATED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Projected benefit obligation                                $               10
Accumulated benefit obligation                              $                9
Fair value of plan assets                                   $               --

Changes in the projected benefit obligation and plan assets at December 31, 2014 are as follows:

CHANGE IN BENEFIT OBLIGATION PENSION BENEFITS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Benefit obligation, at beginning of year                    $               --
   Benefit obligation at date of transfer (5/1/2014)                        10
   Interest cost                                                            --
   Service cost                                                             --
   Liability actuarial loss                                                  1
   Benefits paid                                                            (1)
   Lump sum settlements                                                     --
                                                            ------------------
Benefit obligation, at end of year                          $               10
                                                            ==================

CHANGE IN PLAN ASSETS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Fair value of plan assets, at beginning of year             $               --
   Actual return on plan assets                                             --
   Reporting entity contributions                                            1
   Benefits paid                                                            (1)
   Lump sum settlements                                                     --
                                                            ------------------
Fair value of plan asets, at end of year                    $               --
                                                            ==================

Funded status at December 31, 2014                          $              (10)
                                                            ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

22.  EMPLOYEE BENEFIT PLANS (CONTINUED)

The underfunded status amounts shown above have been recognized in the Company's Consolidated Financial Statements and are included in accrued expenses and other liabilities.

(IN MILLIONS)                                                        2014
-------------------------------------------------------------   ---------------
Net asset and benefit obligation losses                         $             1
Amortization or settlement recognition of net gains/(losses)                 --
                                                                ---------------
Net amount recognized                                           $             1
                                                                ===============

Weighted average assumptions used to determine projected benefit obligations as of December 31, 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS                                       2014
---------------------------------------------------------   ------------------
a.   Weighted--average discount rate                                     3.86%
b.   Rate of compensation increase                                      10.00%
c.   Measurement date                                        December 31, 2014

No plan assets are expected to be returned to the Company during the next 12 month period.

The Company does not have any regulatory contribution requirements for 2014.

The following table illustrates the estimated pension benefits that are projected to be paid:

YEARS                                                             AMOUNT
---------------------------------------------------------   ------------------
2015                                                        $               --
2016                                                                        --
2017                                                                        --
2018                                                                        --
Years 2019 - 2023                                           $                3

Effective May 1, 2014 the Company assumed, and received assets for, the sponsorship of a nonqualified defined contribution pension plan covering career distribution system agents for from Athene, the liability for these pension plans was $38 million at December 31, 2014. Expenses of $3 million have been recognized in association with this plan through December 31, 2014.

Effective May 1, 2014, the Company assumed, and received assets for, obligations arising from non-qualified defined contribution plans for agents that are now in payout status. The periodic payments to agents are fixed in amount and the payment terms are either term certain or life contingent. The Company recognized a liability of $24 million at December 31, 2014 for these obligations. Expenses of $5 million have been recognized in association with this plan through December 31, 2014.

23.  SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 24, 2015, the date the accompanying Consolidated Financial Statements were issued, that would merit recognition or disclosures in the Consolidated Financial Statements and determined there were none, except for the following:

On January 1, 2015, FLIC entered into a reinsurance agreement with CwA Re for certain variable annuity reinsurance contracts issued by FLIC. CwA Re will assume these variable annuities on a coinsurance basis.

On January 23, 2015, the Company entered into a reinsurance agreement with a new counterparty, whereby it assumed approximately $725 million of assets, $700 million of fixed annuity reserves and $25 million ceding commission. The Company will retrocede 80% of the business to CwA Re pending approval from the Massachusetts Department of Insurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

23. SUBSEQUENT EVENTS (CONTINUED)

On January 30, 2015, the Company entered into a reinsurance agreement with an existing counterparty effective April 1, 2015, whereby the Company agreed to assume additional universal life and variable universal life business. On April 1, 2015, the Company received approval from the Massachusetts Department of Insurance to retrocede 100% of this business to CwA Re on a funds withheld basis.

In February 2015, the Revolving Credit Facility, entered into as borrowers by FinCo and certain of it's subsidiaries, including the Company, on December 31, 2013, was terminated and all guarantees were released.

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS

Due to the timing of the Accordia acquisition in October 2013, purchase accounting reflected in the financial statements as of and for the year ended December 31, 2013 was provisional. The Company finalized amounts for VOBA, DAC and future policy benefits in 2014 as it obtained the information necessary to complete the measurement processes resulting in retrospective adjustments to the provisional amounts recognized at the acquisition date. In addition, the Company determined that there was an error in income recognition and reserve valuation for the year ended December 31, 2013. Such misstatements were not considered by the Company to be material, but were revised in the 2013 financial statements. A summary of significant financial statement line items changed as a result of the measurement period adjustments and mistatement is as follows: changed as a result of the restatement is as follows:

CONSOLIDATED BALANCE SHEET

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                       AS          MEASUREMENT       IMMATERIAL
                                                                   PREVIOUSLY         PERIOD         REPORTING
                                                                    REPORTED      ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
ASSETS

Mortgage loans (includes mortgage loans carried at fair value
 of $30 in 2013)                                                  $         722   $           --   $          (2)  $         720
                                                                  -------------   --------------   -------------   -------------
     Total investment                                                    14,640               --              --          14,638
                                                                  -------------   --------------   -------------   -------------

Value of business acquired (intangible)                                     425              107               2             534
Deferred policy acquisition costs                                           276                3               1             280
Deferred federal income taxes                                               248               (8)             --             240
                                                                  -------------   --------------   -------------   -------------
     Total assets                                                 $      29,447   $          102   $           1   $      29,550
                                                                  =============   ==============   =============   =============

LIABILITIES

Policy liabilities and accruals:
 Future policy benefits (includes liabilities with a fair value
  of $3,081 in 2013)                                              $      13,704   $           95   $          --   $      13,799
Contractholder deposit funds and other policy liabilities
 (includes liabilities with a fair value of $121 in 2013)                 4,106               (1)             --           4,105
                                                                  -------------   --------------   -------------   -------------
     Total policy liabilities and accruals                               17,974               94              --          18,068
                                                                  -------------   --------------   -------------   -------------
     Total liabilities                                            $      28,394   $           94   $          --   $      28,488
                                                                  -------------   --------------   -------------   -------------

SHAREHOLDERS' EQUITY

Accumulated other comprehensive income                            $         199   $           --               3   $         202
Retained earnings                                                            36                8              (2)             42
                                                                  -------------   --------------   -------------   -------------
     Total shareholders' equity                                           1,053                8               1           1,062
                                                                  -------------   --------------   -------------   -------------
     Total liabilities and shareholders' equity                   $      29,447   $          102   $           1   $      29,550
                                                                  =============   ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS (CONTINUED)

CONSOLIDATED STATEMENT OF OPERATIONS

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                       AS          MEASUREMENT       IMMATERIAL
                                                                   PREVIOUSLY         PERIOD         REPORTING
                                                                    REPORTED      ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
REVENUES

Net investment income                                             $         294   $           --   $          (6)  $         288
                                                                  -------------   --------------   -------------   -------------
     TOTAL REVENUES                                                         881               --              (6)            875
                                                                  -------------   --------------   -------------   -------------

BENEFITS, LOSSES AND EXPENSES

Policy benefits, claims, losses and loss adjustment expenses                716              (11)             --             705
Amortization of policy acquisition costs                                     91               (2)             (3)             86
                                                                  -------------   --------------   -------------   -------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                    836              (13)             (3)            820
                                                                  -------------   --------------   -------------   -------------

INCOME BEFORE FEDERAL INCOME TAXES                                           45               13              (3)             55
                                                                  -------------   --------------   -------------   -------------

FEDERAL INCOME TAX EXPENSE

Deferred income tax expense/(benefit)                                      (257)               5              (1)           (253)
                                                                  -------------   --------------   -------------   -------------

     Total federal income tax expense/(benefit)                              11                5              (1)             15
                                                                  -------------   --------------   -------------   -------------

NET INCOME                                                                   34                8              (2)             40
                                                                  -------------   --------------   -------------   -------------
NET INCOME ATTRIBUTABLE TO THE COMPANY                            $          34   $            8   $          (2)  $          40
                                                                  =============   ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS (CONTINUED)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY         PERIOD        REPORTING
                                                                     REPORTED      ADJUSTMENTS(a)    ERRORS(b)       AS REVISED
                                                                  -------------   --------------   -------------   -------------
Net income, including non-controlling interests                   $          34   $            8   $          (2)  $          40

Other comprehensive loss, before tax:
    Net unrealized investment losses:
    Unrealized investment losses for the period on unimpaired
     available-for-sale securities (noncredit portion)                     (104)              --               4            (100)
                                                                  -------------   --------------   -------------   -------------
      Net unrealized investment losses on available-for-sale
       securitines                                                         (224)              --               4            (220)
                                                                  -------------   --------------   -------------   -------------
           Total                                                           (224)              --               4            (220)

    Other comprehensive loss before taxes                                  (182)              --               4            (178)

Less: Income tax benefit related to:
    Net unrealized investment losses                                         78               --              (1)             77
                                                                  -------------   --------------   -------------   -------------
           Total                                                             63               --              (1)             62
                                                                  -------------   --------------   -------------   -------------
Other comprehensive loss, net of taxes                                     (119)              --               3            (116)
                                                                  -------------   --------------   -------------   -------------
Total comprehensive loss                                                    (85)               8               1             (76)
                                                                  -------------   --------------   -------------   -------------
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY              $         (85)  $            8   $           1   $         (76)
                                                                  =============   ==============   =============   =============

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY

                                                                                                2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY        PERIOD         REPORTING
                                                                     REPORTED     ADJUSTMENTS(a)     ERRORS(b)       AS REVISED
                                                                  -------------   --------------   -------------   -------------
Net income                                                        $          34   $            8   $          (2)  $          40
Retained earnings                                                            36                8              (2)             42
Other comprehensive loss                                                   (119)              --               3            (116)
Accumulated other comprehensive income                                      199               --               3             202
                                                                  -------------   --------------   -------------   -------------
TOTAL STOCKHOLDERS' EQUITY                                        $       1,053   $            8   $           1   $       1,062
                                                                  =============   ==============   =============   =============

CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                                2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY        PERIOD         REPORTING
                                                                     REPORTED     ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income, including non-controlling interests                $          34   $            8   $          (2)  $          40
   Adjustments to reconcile net income to net cash provided
    by operating activities:
     Changes in fair value of trading fixed maturities and
      equity securities                                                      47               --              (2)             45
     Net amortization and depreciation                                       94               (2)             (3)             89
     Deferred federal income tax                                           (299)               5              (1)           (295)
     Change in deferred acquisition costs                                   (26)              --               5             (21)
     Change in policy liabilities and accruals, net                         315              (11)             --             304
     Change in accrued expenses and other liabilities                       312               --               3             315

----------
(a) The measurement period adjustments primarily reflect: (i) model refinements to the fair value liability calculations; (ii) assumption changes that better reflect both policyholder experience and policy performance; (iii) model refinesments to certain universal life products with no lapse guarantees. The measurement period adjustments were made to reflect facts and circumstances existing as of the acquisition date, and did not result from intervening events subsequent to the acquisition date.
(b) The immaterial reporting errors primarily reflect; (i) a calculation difference within the investment accounting system for income recognition on residential backed mortgage securities; (ii) changes in certain assumptions impacting the estimated gross profits for certain life products; and (iii) financial statement line classification for certain commercial mortgage loans.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Commonwealth Annuity Separate Account A of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying individual statements of assets and liabilities, and the related individual statements of operations and of individual changes in net assets present fairly, in all material respects, the financial position of AllianceBernstein VPS Intermediate Bond Portfolio Class B, AllianceBernstein VPS International Value Portfolio Class B, AllianceBernstein VPS Small Cap Growth Portfolio Class B, AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B, Fidelity VIP Contrafund(R) Portfolio Service Class 2, Fidelity VIP Disciplined Small Cap Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Service Class 2, Fidelity VIP Freedom 2005 Portfolio Service Class 2, Fidelity VIP Freedom 2010 Portfolio Service Class 2, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Freedom 2040 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Fidelity VIP Freedom 2050 Portfolio Service Class 2, Fidelity VIP Freedom Income Portfolio Service Class 2, Fidelity VIP Growth Opportunities Portfolio Service Class 2, Fidelity VIP Index 500 Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Overseas Portfolio Service Class 2, Fidelity VIP Strategic Income Portfolio Service Class 2, FT VIP Franklin Income VIP Fund Class 2, FT VIP Franklin Mutual Global Discovery VIP Fund Class 2, FT VIP Franklin Mutual Shares VIP Fund Class 2, FT VIP Franklin Small Cap Value VIP Fund Class 2, FT VIP Templeton Growth VIP Fund Class 2, Goldman Sachs Balanced Strategy Portfolio Class A, Goldman Sachs Equity Growth Strategy Portfolio Class A, Goldman Sachs Growth and Income Strategy Portfolio Class A, Goldman Sachs Growth Strategy Portfolio Class A, Goldman Sachs International Real Estate Securities Fund Class A, Goldman Sachs Real Estate Securities Fund Class A, Goldman Sachs Technology Tollkeeper Fund Class A, Goldman Sachs VIT Core Fixed Income Fund Service Shares, Goldman Sachs VIT Equity Index Fund Service Shares, Goldman Sachs VIT Global Markets Navigator Fund Service Shares, Goldman Sachs VIT Growth Opportunities Fund Service Shares, Goldman Sachs VIT High Quality Floating Rate Fund Service Shares, Goldman Sachs VIT Large Cap Value Fund Service Shares, Goldman Sachs VIT Mid Cap Value Fund Service Shares, Goldman Sachs VIT Money Market Fund Service Shares, Goldman Sachs VIT Small Cap Equity Insights Fund Service Shares, Goldman Sachs VIT Strategic Growth Fund Service Shares, Goldman Sachs VIT Strategic International Equity Fund Service Shares, Goldman Sachs VIT U.S. Equity Insights Fund Service Shares, Invesco V.I. American Franchise Fund Series II Shares, Invesco V.I. Core Equity Fund Series II Shares, Invesco V.I. Global Health Care Fund Series II Shares, Invesco V.I. Mid Cap Core Equity Fund Series II Shares, Janus Aspen Enterprise Portfolio Service Shares, Janus Aspen Forty Portfolio Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio Service Shares, MFS(R) New Discovery Series Service Class, MFS(R) Utilities Series Service Class, Oppenheimer Capital Income Fund/VA Service Shares, Oppenheimer Global Fund/VA Service Shares, Oppenheimer Global Strategic Income Fund/VA Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares, Pioneer Disciplined Value VCT Portfolio Class II, Pioneer Emerging Markets VCT Portfolio Class II, Pioneer Mid Cap Value VCT Portfolio Class II and Pioneer Select Mid Cap Growth VCT Portfolio Class I constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company (the "Separate Account") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 31, 2015

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

                                                                            ALLIANCE-          ALLIANCE-          ALLIANCE-
                                                                          BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS
                                                                           INTERMEDIATE      INTERNATIONAL        SMALL CAP
                                                                          BOND PORTFOLIO    VALUE PORTFOLIO    GROWTH PORTFOLIO
                                                                             CLASS B            CLASS B            CLASS B
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        674,335   $        153,566   $        537,969
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    674,335            153,566            537,969

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        674,335   $        153,566   $        537,969
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           674,335            153,566            537,969
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        674,335   $        153,566   $        537,969
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        693,361   $        156,122   $        485,341
Underlying Fund shares held                                                        59,888             11,452             26,898

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            223,668             26,963            104,684
  Unit fair value, December 31, 2014                                     $       1.364790   $       0.626938   $       1.674540

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.344635   $       0.617666   $       1.649856

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             53,655                 99             22,238
  Unit fair value, December 31, 2014                                     $       1.329690   $       0.610803   $       1.631452

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.309981   $       0.601729   $       1.607265

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            221,017            221,161            194,860
  Unit fair value, December 31, 2014                                     $       1.344468   $       0.617657   $       1.649449

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                438                 --              3,064
  Unit fair value, December 31, 2014                                     $       1.324605   $       0.608554   $       1.625127

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.167850   $       1.076798   $       1.956922

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                            ALLIANCE-
                                                                          BERNSTEIN VPS       FIDELITY VIP       FIDELITY VIP
                                                                          SMALL/MID CAP      CONTRAFUND(R)     DISCIPLINED SMALL
                                                                         VALUE PORTFOLIO       PORTFOLIO        CAP PORTFOLIO
                                                                             CLASS B        SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        873,512   $      1,938,638   $        158,186
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    873,512          1,938,638            158,186

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        873,512   $      1,938,638   $        158,186
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           873,512          1,938,638            158,186
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        873,512   $      1,938,638   $        158,186
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        807,747   $      1,595,054   $        149,478
Underlying Fund shares held                                                        40,088             52,824             10,553

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            101,149            688,248             74,486
  Unit fair value, December 31, 2014                                     $       1.621155   $       1.689391   $       1.756589

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.597219   $       1.673504   $       1.740036

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             16,764            110,158              5,453
  Unit fair value, December 31, 2014                                     $       1.579459   $       1.661649   $       1.727693

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.556060   $       1.645911   $       1.711332

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            427,874            348,128             10,254
  Unit fair value, December 31, 2014                                     $       1.596394   $       1.673480   $       1.740993

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --              6,121                 --
  Unit fair value, December 31, 2014                                     $       1.572757   $       1.657670   $       1.724541

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --                 82                 40
  Unit fair value, December 31, 2014                                     $       1.668170   $       1.735027   $       1.800517

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                          EQUITY-INCOME       FREEDOM 2005       FREEDOM 2010
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      1,224,164   $            840   $         72,127
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                  1,224,164                840             72,127

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $      1,224,164   $            840   $         72,127
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,224,164                840             72,127
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      1,224,164   $            840   $         72,127
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      1,184,977   $            776   $         71,227
Underlying Fund shares held                                                        51,371                 73              5,826

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            382,705                678              2,097
  Unit fair value, December 31, 2014                                     $       1.617658   $       1.238541   $       1.318267

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.602380   $       1.226863   $       1.305856

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                            124,228                 --                 --
  Unit fair value, December 31, 2014                                     $       1.591039   $       1.218182   $       1.296575

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.576000   $       1.206646   $       1.284302

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            228,923                 --             53,128
  Unit fair value, December 31, 2014                                     $       1.605884   $       1.226648   $       1.305577

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.590722   $       1.215051   $       1.293262

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                             23,922                 --                 --
  Unit fair value, December 31, 2014                                     $       1.663900   $       1.270881   $       1.352691

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                           FREEDOM 2015       FREEDOM 2020       FREEDOM 2025
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        437,422   $        858,065   $        390,937
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    437,422            858,065            390,937

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        437,422   $        858,065   $        390,937
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           437,422            858,065            390,937
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        437,422   $        858,065   $        390,937
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        401,606   $        745,014   $        355,605
Underlying Fund shares held                                                        34,938             67,564             29,865

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             11,338            129,044             52,422
  Unit fair value, December 31, 2014                                     $       1.334193   $       1.368490   $       1.434855

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.321614   $       1.355584   $       1.421334

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --              6,831              1,961
  Unit fair value, December 31, 2014                                     $       1.312266   $       1.345995   $       1.411269

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.299838   $       1.333250   $       1.397877

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            318,232            269,334            211,720
  Unit fair value, December 31, 2014                                     $       1.321626   $       1.355544   $       1.421252

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.309146   $       1.342764   $       1.407851

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              1,250            218,722              8,180
  Unit fair value, December 31, 2014                                     $       1.369214   $       1.404440   $       1.472435

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                           FREEDOM 2030       FREEDOM 2035       FREEDOM 2040
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        372,588   $        451,363   $        638,592
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    372,588            451,363            638,592

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        372,588   $        451,363   $        638,592
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           372,588            451,363            638,592
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        372,588   $        451,363   $        638,592
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        313,462   $        407,876   $        605,894
Underlying Fund shares held                                                        28,771             23,230             34,351

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             44,767             54,415            348,278
  Unit fair value, December 31, 2014                                     $       1.453557   $       1.492638   $       1.499773

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.439865   $       1.478608   $       1.485645

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --                963              2,848
  Unit fair value, December 31, 2014                                     $       1.429650   $       1.468106   $       1.475075

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.416130   $       1.454181   $       1.461103

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            212,204            243,233             75,427
  Unit fair value, December 31, 2014                                     $       1.439895   $       1.478414   $       1.485584

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.426305   $       1.464434   $       1.471527

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              1,317              5,959                 --
  Unit fair value, December 31, 2014                                     $       1.491769   $       1.531864   $       1.538807

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                           FREEDOM 2045       FREEDOM 2050      FREEDOM INCOME
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $         47,308   $        125,462   $        111,988
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                     47,308            125,462            111,988

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $         47,308   $        125,462   $        111,988
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            47,308            125,462            111,988
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $         47,308   $        125,462   $        111,988
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $         40,702   $        113,820   $        109,012
Underlying Fund shares held                                                         2,567              7,468             10,190

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             17,492             72,695                 --
  Unit fair value, December 31, 2014                                     $       1.509935   $       1.514109   $       1.145309

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.495693   $       1.499821   $       1.134508

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --              8,786                 --
  Unit fair value, December 31, 2014                                     $       1.485100   $       1.489200   $       1.126468

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.471052   $       1.475106   $       1.115802

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             13,542              1,540             98,696
  Unit fair value, December 31, 2014                                     $       1.495705   $       1.499754   $       1.134679

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.481578   $       1.485595   $       1.123956

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                414                 --                 --
  Unit fair value, December 31, 2014                                     $       1.549073   $       1.553374   $       1.298410

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP
                                                                              GROWTH
                                                                          OPPORTUNITIES    FIDELITY VIP INDEX  FIDELITY VIP MID
                                                                            PORTFOLIO        500 PORTFOLIO      CAP PORTFOLIO
                                                                         SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        857,306   $        994,872   $        846,177
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    857,306            994,872            846,177

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        857,306   $        994,872   $        846,177
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           857,306            994,872            846,177
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        857,306   $        994,872   $        846,177
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        616,861   $        893,056   $        770,211
Underlying Fund shares held                                                        25,822              4,829             22,969

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            130,193            418,872            317,421
  Unit fair value, December 31, 2014                                     $       1.982144   $       1.760567   $       1.599543

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.963496   $       1.743964   $       1.584475

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             11,169             25,863             19,334
  Unit fair value, December 31, 2014                                     $       1.949558   $       1.731598   $       1.573247

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.931130   $       1.715203   $       1.558336

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            291,936             91,560            192,073
  Unit fair value, December 31, 2014                                     $       1.964505   $       1.760464   $       1.584031

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                              2,035                 --              2,410
  Unit fair value, December 31, 2014                                     $       1.945957   $       1.743861   $       1.569068

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --             28,205                 --
  Unit fair value, December 31, 2014                                     $       2.034004   $       1.824043   $       2.159017

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP
                                                                             OVERSEAS       STRATEGIC INCOME   FT VIP FRANKLIN
                                                                            PORTFOLIO          PORTFOLIO       INCOME VIP FUND
                                                                         SERVICE CLASS 2    SERVICE CLASS 2      CLASS 2 (a)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $         34,927   $      1,123,144   $      3,938,248
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                     34,927          1,123,144          3,938,248

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $         34,927   $      1,123,144   $      3,938,248
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                            34,927          1,123,144          3,938,248
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $         34,927   $      1,123,144   $      3,938,248
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $         35,342   $      1,170,077   $      3,639,805
Underlying Fund shares held                                                         1,883            101,642            246,140

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                              8,438            468,005          1,176,733
  Unit fair value, December 31, 2014                                     $       1.270187   $       1.178341   $       1.346997

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.258203   $       1.167250   $       1.327102

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                              1,204             19,953            216,018
  Unit fair value, December 31, 2014                                     $       1.249266   $       1.158956   $       1.312356

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.237445   $       1.148009   $       1.292877

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             18,034            376,690          1,560,253
  Unit fair value, December 31, 2014                                     $       1.259002   $       1.167236   $       1.326515

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.247118   $       1.156220   $       1.306892

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --             77,898                 --
  Unit fair value, December 31, 2014                                     $       1.303270   $       1.397528   $       1.415562

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                         FT VIP FRANKLIN
                                                                          MUTUAL GLOBAL     FT VIP FRANKLIN    FT VIP FRANKLIN
                                                                          DISCOVERY VIP      MUTUAL SHARES     SMALL CAP VALUE
                                                                               FUND             VIP FUND           VIP FUND
                                                                           CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      1,276,719   $        267,167   $        776,464
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                  1,276,719            267,167            776,464

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $      1,276,719   $        267,167   $        776,464
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,276,719            267,167            776,464
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      1,276,719   $        267,167   $        776,464
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      1,224,222   $        195,533   $        623,962
Underlying Fund shares held                                                        57,744             11,822             34,788

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            637,112             85,631             87,748
  Unit fair value, December 31, 2014                                     $       1.365054   $       1.236122   $       1.483695

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.344879   $       1.217857   $       1.461758

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             26,809             13,897             19,553
  Unit fair value, December 31, 2014                                     $       1.329953   $       1.204320   $       1.445505

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.310235   $       1.186474   $       1.424079

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            271,360            118,544            421,656
  Unit fair value, December 31, 2014                                     $       1.345709   $       1.217122   $       1.458513

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                              4,570                248                 --
  Unit fair value, December 31, 2014                                     $       1.325788   $       1.199093   $       1.436931

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 93                 --              1,307
  Unit fair value, December 31, 2014                                     $       1.518750   $       1.571573   $       2.309942

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                             GOLDMAN SACHS      GOLDMAN SACHS
                                                                              FT VIP            BALANCED        EQUITY GROWTH
                                                                            TEMPLETON           STRATEGY           STRATEGY
                                                                         GROWTH VIP FUND       PORTFOLIO          PORTFOLIO
                                                                           CLASS 2 (a)          CLASS A            CLASS A
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        301,721   $      1,178,410   $        385,473
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    301,721          1,178,410            385,473

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        301,721   $      1,178,410   $        385,473
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           301,721          1,178,410            385,473
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        301,721   $      1,178,410   $        385,473
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        273,170   $      1,089,491   $        299,380
Underlying Fund shares held                                                        20,652            106,547             26,658

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             71,613            459,633            317,068
  Unit fair value, December 31, 2014                                     $       1.061068   $       1.144125   $       1.052702

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.045415   $       1.127234   $       1.037152

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                              5,928             15,059              3,082
  Unit fair value, December 31, 2014                                     $       1.033809   $       1.114683   $       1.025619

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.018472   $       1.098184   $       1.010388

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            208,445            325,927             46,800
  Unit fair value, December 31, 2014                                     $       1.044508   $       1.127338   $       1.037060

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --            196,959                 --
  Unit fair value, December 31, 2014                                     $       1.029043   $       1.110715   $       1.021712

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              1,291             35,280                 --
  Unit fair value, December 31, 2014                                     $       1.459175   $       1.404534   $       1.784592

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                          GOLDMAN SACHS                         GOLDMAN SACHS
                                                                            GROWTH AND       GOLDMAN SACHS      INTERNATIONAL
                                                                         INCOME STRATEGY    GROWTH STRATEGY      REAL ESTATE
                                                                            PORTFOLIO          PORTFOLIO       SECURITIES FUND
                                                                             CLASS A            CLASS A            CLASS A
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      1,384,413   $        896,163   $        103,214
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                  1,384,413            896,163            103,214

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $      1,384,413   $        896,163   $        103,214
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         1,384,413            896,163            103,214
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      1,384,413   $        896,163   $        103,214
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      1,201,304   $        731,140   $        107,561
Underlying Fund shares held                                                       114,414             69,416             16,178

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            702,113            554,022             49,695
  Unit fair value, December 31, 2014                                     $       1.092152   $       1.038381   $       0.768639

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --            136,249                 --
  Unit fair value, December 31, 2014                                     $       1.076021   $       1.023017   $       0.757351

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                            110,898              7,056                 --
  Unit fair value, December 31, 2014                                     $       1.064045   $       1.011649   $       0.748919

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.048279   $       0.996648   $       0.737803

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            459,201            170,507             84,808
  Unit fair value, December 31, 2014                                     $       1.076012   $       1.022562   $       0.757471

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.060064   $       1.007459   $       0.746280

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              3,568                 --                575
  Unit fair value, December 31, 2014                                     $       1.539272   $       1.650907   $       1.350789

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                          GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                                                           REAL ESTATE         TECHNOLOGY       VIT CORE FIXED
                                                                         SECURITIES FUND    TOLLKEEPER FUND      INCOME FUND
                                                                             CLASS A            CLASS A         SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        206,262   $        953,173   $      1,057,873
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    206,262            953,173          1,057,873

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        206,262   $        953,173   $      1,057,873
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           206,262            953,173          1,057,873
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        206,262   $        953,173   $      1,057,873
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        177,252   $        837,333   $      1,020,738
Underlying Fund shares held                                                        10,402             53,549             98,315

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             75,040            181,709            170,586
  Unit fair value, December 31, 2014                                     $       1.329860   $       1.765629   $       1.259802

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.310191   $       1.739537   $       1.241210

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                              2,385             20,161             12,142
  Unit fair value, December 31, 2014                                     $       1.295608   $       1.720217   $       1.227418

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.276405   $       1.694676   $       1.209221

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             78,870            342,748            661,963
  Unit fair value, December 31, 2014                                     $       1.310311   $       1.740594   $       1.241612

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --              1,388
  Unit fair value, December 31, 2014                                     $       1.290954   $       1.714821   $       1.223234

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 20                647              3,409
  Unit fair value, December 31, 2014                                     $       1.780653   $       1.664291   $       1.310189

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                             GOLDMAN SACHS      GOLDMAN SACHS
                                                                          GOLDMAN SACHS        VIT GLOBAL         VIT GROWTH
                                                                         VIT EQUITY INDEX       MARKETS         OPPORTUNITIES
                                                                               FUND          NAVIGATOR FUND          FUND
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        328,424   $         19,146   $        385,416
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    328,424             19,146            385,416

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        328,424   $         19,146   $        385,416
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           328,424             19,146            385,416
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        328,424   $         19,146   $        385,416
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        283,331   $         19,201   $        345,900
Underlying Fund shares held                                                        22,027              1,620             50,119

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             44,611             15,639             81,322
  Unit fair value, December 31, 2014                                     $       1.453360   $       1.205455   $       1.759661

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.431836   $       1.199105   $       1.733667

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             11,726                246              1,770
  Unit fair value, December 31, 2014                                     $       1.415960   $       1.194343   $       1.714356

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.394956   $       1.188018   $       1.688991

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            171,203                 --            131,107
  Unit fair value, December 31, 2014                                     $       1.432219   $       1.198998   $       1.732154

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --              3,865
  Unit fair value, December 31, 2014                                     $       1.410991   $       1.192658   $       1.706515

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                772                 --              3,094
  Unit fair value, December 31, 2014                                     $       2.311149   $       1.222846   $       1.806323

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                          GOLDMAN SACHS
                                                                         VIT HIGH QUALITY    GOLDMAN SACHS      GOLDMAN SACHS
                                                                          FLOATING RATE      VIT LARGE CAP       VIT MID CAP
                                                                               FUND            VALUE FUND         VALUE FUND
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        958,931   $        156,113   $         37,665
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    958,931            156,113             37,665

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        958,931   $        156,113   $         37,665
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           958,931            156,113             37,665
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        958,931   $        156,113   $         37,665
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        975,604   $        141,493   $         39,756
Underlying Fund shares held                                                        91,588             13,718              2,158

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            411,455            117,246             17,027
  Unit fair value, December 31, 2014                                     $       1.196135   $       1.274094   $       1.720601

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.178428   $       1.255278   $       1.704367

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             21,212                 --              1,760
  Unit fair value, December 31, 2014                                     $       1.165375   $       1.241317   $       1.692278

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.148065   $       1.222905   $       1.676269

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            368,649              5,361              3,182
  Unit fair value, December 31, 2014                                     $       1.178372   $       1.255400   $       1.693824

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                              3,783                 --                 --
  Unit fair value, December 31, 2014                                     $       1.160937   $       1.236818   $       1.677857

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              2,846                 --                 --
  Unit fair value, December 31, 2014                                     $       1.144620   $       2.084730   $       2.469273

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                             GOLDMAN SACHS
                                                                          GOLDMAN SACHS      VIT SMALL CAP      GOLDMAN SACHS
                                                                            VIT MONEY       EQUITY INSIGHTS     VIT STRATEGIC
                                                                           MARKET FUND        FUND SERVICE       GROWTH FUND
                                                                          SERVICE SHARES       SHARES (a)       SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      9,135,965   $        110,074   $        207,241
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                  9,135,965            110,074            207,241

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $      9,135,965   $        110,074   $        207,241
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         9,135,965            110,074            207,241
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      9,135,965   $        110,074   $        207,241
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      9,135,965   $        109,895   $        169,342
Underlying Fund shares held                                                     9,135,965              8,094             12,848

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                          1,304,362             39,575             79,019
  Unit fair value, December 31, 2014                                     $       0.945865   $       1.516697   $       1.536851

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.931795   $       1.494279   $       1.514128

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 47              5,697
  Unit fair value, December 31, 2014                                     $       0.921487   $       1.477683   $       1.497291

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.907812   $       1.455794   $       1.475115

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                          8,313,747             33,449             50,531
  Unit fair value, December 31, 2014                                     $       0.931742   $       1.494259   $       1.514256

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.917977   $       1.472135   $       1.491904

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                            162,442                 --                343
  Unit fair value, December 31, 2014                                     $       0.960014   $       2.501486   $       2.197064

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                          GOLDMAN SACHS      GOLDMAN SACHS
                                                                          VIT STRATEGIC     VIT U.S. EQUITY      INVESCO V.I.
                                                                          INTERNATIONAL      INSIGHTS FUND         AMERICAN
                                                                           EQUITY FUND          SERVICE         FRANCHISE FUND
                                                                          SERVICE SHARES       SHARES (a)      SERIES II SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        112,292   $        470,436   $         14,280
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    112,292            470,436             14,280

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        112,292   $        470,436   $         14,280
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           112,292            470,436             14,280
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        112,292   $        470,436   $         14,280
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        111,785   $        424,563   $         10,642
Underlying Fund shares held                                                        12,100             25,891                266

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             55,522             78,607             10,588
  Unit fair value, December 31, 2014                                     $       0.840645   $       1.428895   $       1.342026

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.828225   $       1.407800   $       1.322225

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --             32,024                 --
  Unit fair value, December 31, 2014                                     $       0.819021   $       1.392132   $       1.307519

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.806883   $       1.371504   $       1.288158

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             72,085            220,976                 --
  Unit fair value, December 31, 2014                                     $       0.828749   $       1.410208   $       1.318001

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       0.816468   $       1.389349   $       1.298476

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              4,021              1,001                 40
  Unit fair value, December 31, 2014                                     $       1.461742   $       1.908843   $       1.785095

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                              INVESCO V.I.     INVESCO V.I. MID
                                                                         INVESCO V.I. CORE    GLOBAL HEALTH    CAP CORE EQUITY
                                                                           EQUITY FUND         CARE FUND        FUND SERIES II
                                                                         SERIES II SHARES   SERIES II SHARES      SHARES (b)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        365,955   $      1,225,451   $            990
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    365,955          1,225,451                990

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        365,955   $      1,225,451   $            990
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           365,955          1,225,451                990
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        365,955   $      1,225,451   $            990
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        246,514   $        989,994   $          1,052
Underlying Fund shares held                                                         9,027             37,361                 72

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            137,744            192,097                997
  Unit fair value, December 31, 2014                                     $       1.416555   $       2.019352   $       0.993274

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.395602   $       2.000299   $       0.992102

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             21,592             17,755                 --
  Unit fair value, December 31, 2014                                     $       1.380078   $       1.986153   $       0.991220

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.359677   $       1.967349   $       0.990055

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             96,538            398,983                 --
  Unit fair value, December 31, 2014                                     $       1.395691   $       2.000473   $       0.992112

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.375077   $       1.981593   $       0.990945

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              3,982              1,988                 --
  Unit fair value, December 31, 2014                                     $       1.581552   $       2.072690   $       0.996496

(b) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                           JANUS ASPEN                           JANUS ASPEN
                                                                            ENTERPRISE        JANUS ASPEN      PERKINS MID CAP
                                                                            PORTFOLIO       FORTY PORTFOLIO    VALUE PORTFOLIO
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        387,077   $        562,441   $        959,496
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    387,077            562,441            959,496

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        387,077   $        562,441   $        959,496
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           387,077            562,441            959,496
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        387,077   $        562,441   $        959,496
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        261,280   $        563,063   $        822,327
Underlying Fund shares held                                                         6,532             14,344             52,175

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             79,593            171,462            225,663
  Unit fair value, December 31, 2014                                     $       1.698759   $       1.522266   $       1.479227

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.673674   $       1.499752   $       1.457361

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             28,126              7,576             26,453
  Unit fair value, December 31, 2014                                     $       1.655075   $       1.483107   $       1.441187

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.630523   $       1.461116   $       1.419819

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            122,404            182,187            396,877
  Unit fair value, December 31, 2014                                     $       1.677373   $       1.499708   $       1.457680

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --              6,311              3,984
  Unit fair value, December 31, 2014                                     $       1.652518   $       1.477539   $       1.436108

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --              4,700              1,701
  Unit fair value, December 31, 2014                                     $       1.901592   $       1.625946   $       1.954403

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                                                 OPPENHEIMER
                                                                            MFS(R) NEW      MFS(R) UTILITIES    CAPITAL INCOME
                                                                         DISCOVERY SERIES        SERIES            FUND/VA
                                                                          SERVICE CLASS      SERVICE CLASS      SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        241,383   $        586,876   $        533,016
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    241,383            586,876            533,016

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        241,383   $        586,876   $        533,016
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           241,383            586,876            533,016
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        241,383   $        586,876   $        533,016
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        276,549   $        546,320   $        424,899
Underlying Fund shares held                                                        15,777             17,529             36,785

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                             77,923            158,300            264,565
  Unit fair value, December 31, 2014                                     $       1.623837   $       1.722849   $       0.959408

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.608496   $       1.706614   $       0.945264

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                              3,662             13,240             20,777
  Unit fair value, December 31, 2014                                     $       1.597099   $       1.694477   $       0.934757

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.581976   $       1.678470   $       0.920894

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             65,896            166,986            274,588
  Unit fair value, December 31, 2014                                     $       1.607828   $       1.707954   $       0.946029

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --              3,546                 --
  Unit fair value, December 31, 2014                                     $       1.592637   $       1.691824   $       0.932044

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              1,280                288                 --
  Unit fair value, December 31, 2014                                     $       2.382810   $       1.772850   $       1.419202

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                                                 OPPENHEIMER
                                                                                              OPPENHEIMER        MAIN STREET
                                                                           OPPENHEIMER      GLOBAL STRATEGIC      SMALL CAP
                                                                          GLOBAL FUND/VA     INCOME FUND/VA       FUND(R)/VA
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        983,680   $      1,224,213   $        568,378
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    983,680          1,224,213            568,378

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        983,680   $      1,224,213   $        568,378
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           983,680          1,224,213            568,378
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        983,680   $      1,224,213   $        568,378
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        797,524   $      1,258,169   $        497,738
Underlying Fund shares held                                                        25,152            225,870             21,644

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            477,894            347,530            117,186
  Unit fair value, December 31, 2014                                     $       1.260622   $       1.291784   $       1.641967

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.241959   $       1.272678   $       1.617692

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             89,144             12,247             18,663
  Unit fair value, December 31, 2014                                     $       1.228197   $       1.258544   $       1.599731

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.210022   $       1.239929   $       1.576020

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            214,358            372,813            213,947
  Unit fair value, December 31, 2014                                     $       1.243997   $       1.272800   $       1.617727

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --              5,633                 --
  Unit fair value, December 31, 2014                                     $       1.225561   $       1.253994   $       1.593801

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                              3,351            229,113                 --
  Unit fair value, December 31, 2014                                     $       1.518632   $       1.214623   $       1.892613

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                                                PIONEER
                                                                             PIONEER            EMERGING       PIONEER MID CAP
                                                                         DISCIPLINED VALUE    MARKETS VCT         VALUE VCT
                                                                          VCT PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                                             CLASS II           CLASS II           CLASS II
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        232,270   $        514,680   $        431,910
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                    232,270            514,680            431,910

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $        232,270   $        514,680   $        431,910
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           232,270            514,680            431,910
  Payout reserves                                                                      --                 --                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $        232,270   $        514,680   $        431,910
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        195,780   $        619,881   $        361,814
Underlying Fund shares held                                                        16,543             24,039             19,120

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            149,568            313,309            167,547
  Unit fair value, December 31, 2014                                     $       1.178478   $       0.642745   $       1.375909

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.161064   $       0.633214   $       1.355551

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                                 --             39,515             54,222
  Unit fair value, December 31, 2014                                     $       1.148159   $       0.626196   $       1.340528

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.131135   $       0.616894   $       1.320630

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                             48,268            452,983             95,212
  Unit fair value, December 31, 2014                                     $       1.160331   $       0.634585   $       1.351616

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                  3
  Unit fair value, December 31, 2014                                     $       1.143152   $       0.625210   $       1.331622

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --              1,381                 --
  Unit fair value, December 31, 2014                                     $       1.542404   $       0.798294   $       1.629181

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2014

                                                                          PIONEER SELECT
                                                                          MID CAP GROWTH
                                                                          VCT PORTFOLIO
                                                                             CLASS I
                                                                         ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        795,106
                                                                         ----------------
  Total assets                                                                    795,106

LIABILITIES:                                                                           --
                                                                         ----------------
  Net assets                                                             $        795,106
                                                                         ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           795,106
  Payout reserves                                                                      --
                                                                         ----------------
                                                                         $        795,106
                                                                         ================

Investments in shares of the Underlying Funds, at cost                   $        651,505
Underlying Fund shares held                                                        27,675

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2014                                            298,833
  Unit fair value, December 31, 2014                                     $       1.566428

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge Rider):
  Units outstanding, December 31, 2014                                                 --
  Unit fair value, December 31, 2014                                     $       1.543302

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2014                                             70,938
  Unit fair value, December 31, 2014                                     $       1.526112

Commonwealth Annuity Advantage IV (with Optional Step-Up
  Death Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2014                                                 --
  Unit fair value, December 31, 2014                                     $       1.503508

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2014                                            139,646
  Unit fair value, December 31, 2014                                     $       1.542160

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2014                                              2,231
  Unit fair value, December 31, 2014                                     $       1.519360

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2014                                                 --
  Unit fair value, December 31, 2014                                     $       1.702377

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                                          ALLIANCE-          ALLIANCE-          ALLIANCE-          ALLIANCE-
                                        BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS      FIDELITY VIP
                                        INTERMEDIATE       INTERNATIONAL        SMALL CAP        SMALL/MID CAP      CONTRAFUND(R)
                                       BOND PORTFOLIO     VALUE PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO
                                           CLASS B            CLASS B            CLASS B            CLASS B        SERVICE CLASS 2
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          20,665  $           5,479  $              --  $           5,830  $          13,792

EXPENSES:
  Mortality and expense risk fees                 8,303              2,210              7,577             15,030             20,576
  Administrative expense fees                       971                250                874              1,709              2,485
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               9,274              2,460              8,451             16,739             23,061
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                11,391              3,019             (8,451)           (10,909)            (9,269)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      8,712                 --             53,631            143,818             38,403
  Net realized gain (loss)
    from sales of investments                   (22,180)             1,728             12,404             47,484             86,998
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   (13,468)             1,728             66,035            191,302            125,401
  Change in unrealized gain (loss)               30,325            (17,803)           (80,263)          (154,710)            42,772
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               16,857            (16,075)           (14,228)            36,592            168,173
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          28,248  $         (13,056) $         (22,679) $          25,683  $         158,904
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                      DISCIPLINED SMALL    EQUITY-INCOME      FREEDOM 2005       FREEDOM 2010       FREEDOM 2015
                                        CAP PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $             157  $          32,009  $              11  $           1,002  $           6,174

EXPENSES:
  Mortality and expense risk fees                 1,758             17,244                  9                623              5,778
  Administrative expense fees                       218              2,041                  1                 70                647
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               1,976             19,285                 10                693              6,425
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                (1,819)            12,724                  1                309               (251)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     10,453             17,541                  8                292              6,909
  Net realized gain (loss)
    from sales of investments                     1,609             31,122                  1                 19              3,294
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    12,062             48,663                  9                311             10,203
  Change in unrealized gain (loss)               (4,825)             7,888                 11                676              1,253
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                                7,237             56,551                 20                987             11,456
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $           5,418  $          69,275  $              21  $           1,296  $          11,205
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                        FREEDOM 2020       FREEDOM 2025       FREEDOM 2030       FREEDOM 2035       FREEDOM 2040
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          12,193  $           5,521  $           4,987  $           5,854  $           8,389

EXPENSES:
  Mortality and expense risk fees                 8,653              4,544              4,698              5,186              5,580
  Administrative expense fees                     1,250                525                535                604                700
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               9,903              5,069              5,233              5,790              6,280
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                 2,290                452               (246)                64              2,109
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     14,316              6,716              6,901              5,540              7,476
  Net realized gain (loss)
    from sales of investments                     4,428              1,390              1,848             17,100                424
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    18,744              8,106              8,749             22,640              7,900
  Change in unrealized gain (loss)                5,271              2,571              2,277            (10,985)             3,585
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               24,015             10,677             11,026             11,655             11,485
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          26,305  $          11,129  $          10,780  $          11,719  $          13,594
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                  FIDELITY VIP
                                        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP          GROWTH
                                        FREEDOM 2045       FREEDOM 2050      FREEDOM INCOME      OPPORTUNITIES    FIDELITY VIP INDEX
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO        500 PORTFOLIO
                                       SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $             619  $           1,598  $           1,427  $              52  $          13,901

EXPENSES:
  Mortality and expense risk fees                   604              1,261              1,519             11,395              8,357
  Administrative expense fees                        75                159                169              1,329              1,058
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                                 679              1,420              1,688             12,724              9,415
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                   (60)               178               (261)           (12,672)             4,486
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                        746              1,665              1,013                593                876
  Net realized gain (loss)
    from sales of investments                     1,423                598                 67             70,613             39,322
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                     2,169              2,263              1,080             71,206             40,198
  Change in unrealized gain (loss)                 (244)               628              1,371             23,980             30,870
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                                1,925              2,891              2,451             95,186             71,068
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $           1,865  $           3,069  $           2,190  $          82,514  $          75,554
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                   FT VIP FRANKLIN
                                                           FIDELITY VIP       FIDELITY VIP                          MUTUAL GLOBAL
                                      FIDELITY VIP MID       OVERSEAS       STRATEGIC INCOME    FT VIP FRANKLIN     DISCOVERY VIP
                                        CAP PORTFOLIO        PORTFOLIO          PORTFOLIO       INCOME VIP FUND         FUND
                                       SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2      CLASS 2 (a)        CLASS 2 (a)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $             159  $             409  $          32,369  $         185,207  $          26,368

EXPENSES:
  Mortality and expense risk fees                 8,861                840             14,149             48,909             14,672
  Administrative expense fees                     1,079                 97              1,775              5,730              1,805
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               9,940                937             15,924             54,639             16,477
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                (9,781)              (528)            16,445            130,568              9,891
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     16,631                 20             12,967                 --             81,603
  Net realized gain (loss)
    from sales of investments                     5,585                112             (1,482)            28,384              5,749
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    22,216                132             11,485             28,384             87,352
  Change in unrealized gain (loss)               18,743             (6,378)           (10,147)           (60,336)           (49,308)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               40,959             (6,246)             1,338            (31,952)            38,044
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          31,178  $          (6,774) $          17,783  $          98,616  $          47,935
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                 GOLDMAN SACHS      GOLDMAN SACHS
                                       FT VIP FRANKLIN    FT VIP FRANKLIN        FT VIP            BALANCED         EQUITY GROWTH
                                        MUTUAL SHARES     SMALL CAP VALUE       TEMPLETON          STRATEGY           STRATEGY
                                          VIP FUND           VIP FUND        GROWTH VIP FUND       PORTFOLIO          PORTFOLIO
                                         CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)          CLASS A            CLASS A
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $           5,137  $           4,768  $           7,380  $          35,054  $           6,848

EXPENSES:
  Mortality and expense risk fees                 3,222             10,282              6,206             14,724              4,492
  Administrative expense fees                       377              1,170                718              1,745                572
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               3,599             11,452              6,924             16,469              5,064
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                 1,538             (6,684)               456             18,585              1,784
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      1,336             57,495                 --                 --                 --
  Net realized gain (loss)
    from sales of investments                     3,159             10,131             29,173             13,481              5,735
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                     4,495             67,626             29,173             13,481              5,735
  Change in unrealized gain (loss)                7,153            (69,907)           (51,538)           (22,306)            (2,011)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               11,648             (2,281)           (22,365)            (8,825)             3,724
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          13,186  $          (8,965) $         (21,909) $           9,760  $           5,508
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        GOLDMAN SACHS                         GOLDMAN SACHS
                                         GROWTH AND        GOLDMAN SACHS      INTERNATIONAL      GOLDMAN SACHS      GOLDMAN SACHS
                                       INCOME STRATEGY    GROWTH STRATEGY      REAL ESTATE        REAL ESTATE        TECHNOLOGY
                                          PORTFOLIO          PORTFOLIO       SECURITIES FUND    SECURITIES FUND    TOLLKEEPER FUND
                                           CLASS A            CLASS A            CLASS A            CLASS A            CLASS A
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          34,538  $          19,389  $           4,656  $           2,303  $              --

EXPENSES:
  Mortality and expense risk fees                16,656             13,428              2,297              1,844             13,254
  Administrative expense fees                     2,010              1,616                273                224              1,547
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              18,666             15,044              2,570              2,068             14,801
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                15,872              4,345              2,086                235            (14,801)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --                 --                 --                 --             69,054
  Net realized gain (loss)
    from sales of investments                    22,566             86,173            (19,245)            10,715             83,443
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    22,566             86,173            (19,245)            10,715            152,497
  Change in unrealized gain (loss)              (30,775)           (69,383)             9,105             20,552            (70,389)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               (8,209)            16,790            (10,140)            31,267             82,108
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $           7,663  $          21,135  $          (8,054) $          31,502  $          67,307
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                             GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                        GOLDMAN SACHS      GOLDMAN SACHS       VIT GLOBAL         VIT GROWTH      VIT HIGH QUALITY
                                       VIT CORE FIXED    VIT EQUITY INDEX        MARKETS         OPPORTUNITIES      FLOATING RATE
                                         INCOME FUND           FUND          NAVIGATOR FUND          FUND               FUND
                                       SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          28,955  $           4,820  $               7  $              --  $           3,351

EXPENSES:
  Mortality and expense risk fees                14,033              3,178                284              4,572             13,601
  Administrative expense fees                     1,608                360                 33                540              1,627
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              15,641              3,538                317              5,112             15,228
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                13,314              1,282               (310)            (5,112)           (11,877)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --              6,266                154             72,514                 --
  Net realized gain (loss)
    from sales of investments                     4,709             15,997                817              3,232             (7,121)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                     4,709             22,263                971             75,746             (7,121)
  Change in unrealized gain (loss)               24,031              2,506               (209)           (37,593)             3,665
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               28,740             24,769                762             38,153             (3,456)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          42,054  $          26,051  $             452  $          33,041  $         (15,333)
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                 GOLDMAN SACHS
                                        GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS      VIT SMALL CAP      GOLDMAN SACHS
                                        VIT LARGE CAP       VIT MID CAP         VIT MONEY       EQUITY INSIGHTS     VIT STRATEGIC
                                         VALUE FUND         VALUE FUND         MARKET FUND       FUND SERVICE        GROWTH FUND
                                       SERVICE SHARES     SERVICE SHARES     SERVICE SHARES       SHARES (a)       SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $           1,725  $             274  $             456  $             551  $             238

EXPENSES:
  Mortality and expense risk fees                 1,684                380             99,861              1,884              2,624
  Administrative expense fees                       218                 47             11,334                221                317
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               1,902                427            111,195              2,105              2,941
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                  (177)              (153)          (110,739)            (1,554)            (2,703)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     28,511              5,969                 --             15,531             38,569
  Net realized gain (loss)
    from sales of investments                       914              3,547                 --              7,779             22,051
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    29,425              9,516                 --             23,310             60,620
  Change in unrealized gain (loss)              (13,950)            (3,327)                --            (18,183)           (33,080)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               15,475              6,189                 --              5,127             27,540
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          15,298  $           6,036  $        (110,739) $           3,573  $          24,837
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        GOLDMAN SACHS      GOLDMAN SACHS
                                        VIT STRATEGIC     VIT U.S. EQUITY     INVESCO V.I.                           INVESCO V.I.
                                        INTERNATIONAL      INSIGHTS FUND        AMERICAN       INVESCO V.I. CORE    GLOBAL HEALTH
                                         EQUITY FUND          SERVICE        FRANCHISE FUND       EQUITY FUND         CARE FUND
                                       SERVICE SHARES       SHARES (a)      SERIES II SHARES   SERIES II SHARES   SERIES II SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $           4,130  $           5,204  $              --  $           2,425  $              --

EXPENSES:
  Mortality and expense risk fees                 1,874              5,477                150              4,246             16,180
  Administrative expense fees                       225                626                 20                514              1,873
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               2,099              6,103                170              4,760             18,053
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                 2,031               (899)              (170)            (2,335)           (18,053)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --             20,081                 --              1,726             49,189
  Net realized gain (loss)
    from sales of investments                    15,485             13,767                279              4,224            166,072
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    15,485             33,848                279              5,950            215,261
  Change in unrealized gain (loss)              (31,285)            26,792                773             16,691            (12,959)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                              (15,800)            60,640              1,052             22,641            202,302
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $         (13,769) $          59,741  $             882  $          20,306  $         184,249
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                      INVESCO V.I. MID      JANUS ASPEN                           JANUS ASPEN
                                       CAP CORE EQUITY      ENTERPRISE         JANUS ASPEN      PERKINS MID CAP       MFS(R) NEW
                                       FUND SERIES II        PORTFOLIO       FORTY PORTFOLIO    VALUE PORTFOLIO   DISCOVERY SERIES
                                         SHARES (b)       SERVICE SHARES     SERVICE SHARES     SERVICE SHARES      SERVICE CLASS
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $              --  $             126  $             175  $          11,621  $              --

EXPENSES:
  Mortality and expense risk fees                     2              4,921              7,051             11,761              4,057
  Administrative expense fees                        --                567                844              1,372                487
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                                   2              5,488              7,895             13,133              4,544
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                    (2)            (5,362)            (7,720)            (1,512)            (4,544)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         47             26,336            172,886             88,546             70,937
  Net realized gain (loss)
    from sales of investments                        --             12,092             17,510              5,342             12,876
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                        47             38,428            190,396             93,888             83,813
  Change in unrealized gain (loss)                  (62)             5,420           (149,952)           (31,653)          (122,382)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                                  (15)            43,848             40,444             62,235            (38,569)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $             (17) $          38,486  $          32,724  $          60,723  $         (43,113)
                                      =================  =================  =================  =================  =================

(b)  Investment addition.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                     OPPENHEIMER
                                                            OPPENHEIMER                           OPPENHEIMER        MAIN STREET
                                       MFS(R) UTILITIES   CAPITAL INCOME       OPPENHEIMER     GLOBAL STRATEGIC       SMALL CAP
                                           SERIES             FUND/VA        GLOBAL FUND/VA     INCOME FUND/VA       FUND(R)/VA
                                        SERVICE CLASS     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $           9,581  $           8,950  $           8,683  $          62,173  $           3,014

EXPENSES:
  Mortality and expense risk fees                 5,873              6,322             12,870             17,271              6,073
  Administrative expense fees                       704                753              1,549              2,270                704
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               6,577              7,075             14,419             19,541              6,777
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                 3,004              1,875             (5,736)            42,632             (3,763)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     18,467                 --             45,687                 --             66,887
  Net realized gain (loss)
    from sales of investments                     7,667             14,994             78,653            (17,781)            10,544
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    26,134             14,994            124,340            (17,781)            77,431
  Change in unrealized gain (loss)               12,315             14,182           (118,816)            (4,431)           (28,278)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               38,449             29,176              5,524            (22,212)            49,153
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          41,453  $          31,051  $            (212) $          20,420  $          45,390
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                              PIONEER
                                           PIONEER           EMERGING        PIONEER MID CAP    PIONEER SELECT
                                      DISCIPLINED VALUE     MARKETS VCT         VALUE VCT       MID CAP GROWTH
                                        VCT PORTFOLIO        PORTFOLIO          PORTFOLIO        VCT PORTFOLIO
                                          CLASS II           CLASS II           CLASS II            CLASS I
                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $           2,316  $           1,175  $           2,628  $              --

EXPENSES:
  Mortality and expense risk fees                 2,525              7,735              4,835             10,091
  Administrative expense fees                       316                907                572              1,203
                                      -----------------  -----------------  -----------------  -----------------
     Total expenses                               2,841              8,642              5,407             11,294
                                      -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                  (525)            (7,467)            (2,779)           (11,294)
                                      -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     20,130              3,340             53,958            164,852
  Net realized gain (loss)
    from sales of investments                     3,326            (20,933)             3,987             27,364
                                      -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    23,456            (17,593)            57,945            192,216
  Change in unrealized gain (loss)               (6,090)           (66,773)           (12,650)          (124,332)
                                      -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               17,366            (84,366)            45,295             67,884
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          16,841  $         (91,833) $          42,516  $          56,590
                                      =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                         ALLIANCEBERNSTEIN VPS           ALLIANCEBERNSTEIN VPS        ALLIANCEBERNSTEIN VPS SMALL
                                      INTERMEDIATE BOND PORTFOLIO    INTERNATIONAL VALUE PORTFOLIO       CAP GROWTH PORTFOLIO
                                                CLASS B                         CLASS B                         CLASS B
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       11,391  $       20,978  $        3,019  $        7,277  $       (8,451) $       (8,597)
   Net realized gain (loss)                 (13,468)         (9,953)          1,728           2,163          66,035         113,115
   Change in unrealized gain (loss)          30,325         (46,858)        (17,803)         18,309         (80,263)        101,767
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  28,248         (35,833)        (13,056)         27,749         (22,679)        206,285
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     54,579          97,053          12,232          17,618           2,831           9,863
   Withdrawals                              (23,471)       (106,943)         (2,625)        (13,252)        (26,677)        (55,909)
   Contract benefits                         (3,816)         (1,151)             --              --              --              --
   Contract charges                            (377)           (441)            (98)           (107)           (403)           (469)
   Transfers                                  6,603        (282,442)        (17,307)         10,098         (48,796)         (7,876)
   Other transfers from (to) the
     General Account                         21,516          11,805           6,632              54             174             648
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            55,034        (282,119)         (1,166)         14,411         (72,871)        (53,743)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              83,282        (317,952)        (14,222)         42,160         (95,550)        152,542

NET ASSETS:
   Beginning of year                        591,053         909,005         167,788         125,628         633,519         480,977
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      674,335  $      591,053  $      153,566  $      167,788  $      537,969  $      633,519
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         ALLIANCEBERNSTEIN VPS        FIDELITY VIP CONTRAFUND(R)     FIDELITY VIP DISCIPLINED SMALL
                                     SMALL/MID CAP VALUE PORTFOLIO             PORTFOLIO                     CAP PORTFOLIO
                                                CLASS B                     SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (10,909) $      (10,143) $       (9,269) $       (4,662) $       (1,819) $         (734)
   Net realized gain (loss)                 191,302          86,993         125,401          47,228          12,062           8,016
   Change in unrealized gain (loss)        (154,710)        193,036          42,772         240,185          (4,825)         13,053
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  25,683         269,886         158,904         282,751           5,418          20,335
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     50,494          69,194         260,421         236,334          39,622          56,206
   Withdrawals                              (73,066)        (72,451)        (36,230)        (89,160)            (83)         (3,838)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (285)           (254)           (764)           (591)           (142)           (106)
   Transfers                               (668,000)        936,079          20,009         173,856           2,845           2,962
   Other transfers from (to) the
     General Account                         19,706           4,013          94,627          11,515           9,831           2,533
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (671,151)        936,581         338,063         331,954          52,073          57,757
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (645,468)      1,206,467         496,967         614,705          57,491          78,092

NET ASSETS:
   Beginning of year                      1,518,980         312,513       1,441,671         826,966         100,695          22,603
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      873,512  $    1,518,980  $    1,938,638  $    1,441,671  $      158,186  $      100,695
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FREEDOM 2005       FIDELITY VIP FREEDOM 2010
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       12,724  $       18,188  $            1  $           (2) $          309  $            7
   Net realized gain (loss)                  48,663          98,065               9             110             311              27
   Change in unrealized gain (loss)           7,888          31,369              11              43             676             186
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  69,275         147,622              21             151           1,296             220
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    141,588          86,337             128             120             411             408
   Withdrawals                             (123,306)         (3,025)             --              --              --              --
   Contract benefits                         (2,066)             --              --              --              --              --
   Contract charges                            (377)           (225)             (5)             (5)            (23)            (23)
   Transfers                               (393,054)      1,100,197              --            (105)         68,137              --
   Other transfers from (to) the
     General Account                         87,965          64,106              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (289,250)      1,247,390             123              10          68,525             385
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (219,975)      1,395,012             144             161          69,821             605

NET ASSETS:
   Beginning of year                      1,444,139          49,127             696             535           2,306           1,701
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    1,224,164  $    1,444,139  $          840  $          696  $       72,127  $        2,306
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2015       FIDELITY VIP FREEDOM 2020       FIDELITY VIP FREEDOM 2025
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         (251) $        1,382  $        2,290  $        4,313  $          452  $        1,443
   Net realized gain (loss)                  10,203           4,340          18,744           9,456           8,106           4,116
   Change in unrealized gain (loss)           1,253          28,315           5,271          73,386           2,571          27,978
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  11,205          34,037          26,305          87,155          11,129          33,537
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     11,811         127,827          45,956          93,078          53,801          60,138
   Withdrawals                              (15,891)         (1,626)             --              --          (9,196)           (374)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (175)           (176)           (248)           (217)           (496)           (332)
   Transfers                                 38,458          78,860         (11,488)         71,257          42,145         102,152
   Other transfers from (to) the
     General Account                             10          21,016           7,163              91             563           5,664
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            34,213         225,901          41,383         164,209          86,817         167,248
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              45,418         259,938          67,688         251,364          97,946         200,785

NET ASSETS:
   Beginning of year                        392,004         132,066         790,377         539,013         292,991          92,206
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      437,422  $      392,004  $      858,065  $      790,377  $      390,937  $      292,991
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2030       FIDELITY VIP FREEDOM 2035       FIDELITY VIP FREEDOM 2040
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         (246) $        1,129  $           64  $          762  $        2,109  $        1,829
   Net realized gain (loss)                   8,749           5,988          22,640           3,974           7,900           2,690
   Change in unrealized gain (loss)           2,277          37,024         (10,985)         46,105           3,585          26,018
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  10,780          44,141          11,719          50,841          13,594          30,537
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     18,849          28,540          34,803          43,483         332,337         156,967
   Withdrawals                               (7,761)         (5,147)        (21,999)         (1,002)         (1,441)         (2,222)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (305)           (263)           (421)           (367)           (413)           (373)
   Transfers                                 10,216          60,513         (19,311)         25,390           5,991          24,847
   Other transfers from (to) the
     General Account                          3,735           1,785         131,867             704             481             525
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            24,734          85,428         124,939          68,208         336,955         179,744
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              35,514         129,569         136,658         119,049         350,549         210,281

NET ASSETS:
   Beginning of year                        337,074         207,505         314,705         195,656         288,043          77,762
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      372,588  $      337,074  $      451,363  $      314,705  $      638,592  $      288,043
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2045       FIDELITY VIP FREEDOM 2050      FIDELITY VIP FREEDOM INCOME
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          (60) $          133  $          178  $          132  $         (261) $          757
   Net realized gain (loss)                   2,169             777           2,263           1,163           1,080             352
   Change in unrealized gain (loss)            (244)          5,997             628          12,487           1,371           1,605
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                   1,865           6,907           3,069          13,782           2,190           2,714
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     12,329          14,188          39,122          19,744             145             197
   Withdrawals                               (1,583)         (1,835)         (3,921)         (4,265)           (564)             --
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (407)           (352)           (533)           (480)            (27)            (18)
   Transfers                                 (5,827)             --              46          30,320              --         107,139
   Other transfers from (to) the
     General Account                            164             (19)          1,010             942              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                             4,676          11,982          35,724          46,261            (446)        107,318
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                               6,541          18,889          38,793          60,043           1,744         110,032

NET ASSETS:
   Beginning of year                         40,767          21,878          86,669          26,626         110,244             212
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $       47,308  $       40,767  $      125,462  $       86,669  $      111,988  $      110,244
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP GROWTH           FIDELITY VIP INDEX 500           FIDELITY VIP MID CAP
                                        OPPORTUNITIES PORTFOLIO                PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (12,672) $      (11,944) $        4,486  $        2,630  $       (9,781) $       (5,753)
   Net realized gain (loss)                  71,206         149,180          40,198           4,954          22,216          85,084
   Change in unrealized gain (loss)          23,980         132,239          30,870          65,138          18,743          76,788
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  82,514         269,475          75,554          72,722          31,178         156,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     59,941          94,245         294,762         125,750         124,480          91,266
   Withdrawals                              (28,010)        (35,354)       (284,584)        (20,712)        (17,642)        (65,222)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (930)           (994)           (469)           (303)           (434)           (391)
   Transfers                               (127,094)       (456,678)        282,142         114,121           2,997          41,510
   Other transfers from (to) the
     General Account                          2,145           3,911         176,152           9,097          32,548             554
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           (93,948)       (394,870)        468,003         227,953         141,949          67,717
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             (11,434)       (125,395)        543,557         300,675         173,127         223,836

NET ASSETS:
   Beginning of year                        868,740         994,135         451,315         150,640         673,050         449,214
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      857,306  $      868,740  $      994,872  $      451,315  $      846,177  $      673,050
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         FIDELITY VIP OVERSEAS       FIDELITY VIP STRATEGIC INCOME      FT VIP FRANKLIN INCOME
                                               PORTFOLIO                       PORTFOLIO                       VIP FUND
                                            SERVICE CLASS 2                 SERVICE CLASS 2                   CLASS 2 (a)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        (528)  $         (72)  $      16,445   $      22,008   $     130,568   $     162,448
   Net realized gain (loss)                    132             783          11,485          10,998          28,384          28,753
   Change in unrealized gain (loss)         (6,378)          5,668         (10,147)        (36,357)        (60,336)        181,492
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 (6,774)          6,379          17,783          (3,351)         98,616         372,693
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     6,679           4,322          93,434         100,115         274,824         260,384
   Withdrawals                             (10,165)           (623)       (139,064)        (44,479)       (189,930)       (256,573)
   Contract benefits                            --              --              --              --          (4,162)        (38,610)
   Contract charges                            (73)            (58)           (171)           (205)           (923)           (901)
   Transfers                                13,561           5,103         183,324        (162,996)        214,316          95,506
   Other transfers from (to) the
     General Account                           585             570         113,587         122,538          95,844         104,238
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           10,587           9,314         251,110          14,973         389,969         164,044
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              3,813          15,693         268,893          11,622         488,585         536,737

NET ASSETS:
   Beginning of year                        31,114          15,421         854,251         842,629       3,449,663       2,912,926
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      34,927   $      31,114   $   1,123,144   $     854,251   $   3,938,248   $   3,449,663
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                     FT VIP FRANKLIN MUTUAL GLOBAL      FT VIP FRANKLIN MUTUAL         FT VIP FRANKLIN SMALL CAP
                                          DISCOVERY VIP FUND                SHARES VIP FUND                 VALUE VIP FUND
                                              CLASS 2 (a)                     CLASS 2 (a)                     CLASS 2 (a)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        9,891  $        8,406  $        1,538  $        1,947  $       (6,684) $       (1,468)
   Net realized gain (loss)                  87,352         118,880           4,495          16,848          67,626          50,580
   Change in unrealized gain (loss)         (49,308)         87,286           7,153          39,136         (69,907)        126,039
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  47,935         214,572          13,186          57,931          (8,965)        175,151
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    153,298         113,984          25,249          24,341          49,123         102,047
   Withdrawals                              (56,296)        (95,935)         (8,845)        (16,211)        (24,686)       (114,821)
   Contract benefits                             --         (22,533)             --          (1,358)             --              --
   Contract charges                            (809)           (758)           (196)           (208)           (261)           (266)
   Transfers                                 59,615          80,375             933         (44,954)        (11,159)         57,071
   Other transfers from (to) the
     General Account                          2,060          42,560              52             110          15,534          38,899
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           157,868         117,693          17,193         (38,280)         28,551          82,930
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             205,803         332,265          30,379          19,651          19,586         258,081

NET ASSETS:
   Beginning of year                      1,070,916         738,651         236,788         217,137         756,878         498,797
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    1,276,719  $    1,070,916  $      267,167  $      236,788  $      776,464  $      756,878
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        FT VIP TEMPLETON GROWTH         GOLDMAN SACHS BALANCED        GOLDMAN SACHS EQUITY GROWTH
                                               VIP FUND                   STRATEGY PORTFOLIO              STRATEGY PORTFOLIO
                                              CLASS 2 (a)                       CLASS A                         CLASS A
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          456  $        3,268  $       18,585  $       13,595  $        1,784  $        1,271
   Net realized gain (loss)                  29,173           6,080          13,481           4,729           5,735           8,192
   Change in unrealized gain (loss)         (51,538)         56,999         (22,306)         47,691          (2,011)         51,414
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 (21,909)         66,347           9,760          66,015           5,508          60,877
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     17,116          17,568          98,823         116,453          44,930          41,806
   Withdrawals                              (24,031)         (1,099)       (146,083)        (21,704)         (7,226)         (8,337)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                             (90)            (94)         (1,170)         (1,220)           (605)           (595)
   Transfers                                 23,448          28,345         113,194         (14,473)        (10,186)        (37,554)
   Other transfers from (to) the
     General Account                          5,973             144           8,680           4,723           3,590           2,521
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            22,416          44,864          73,444          83,779          30,503          (2,159)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                                 507         111,211          83,204         149,794          36,011          58,718

NET ASSETS:
   Beginning of year                        301,214         190,003       1,095,206         945,412         349,462         290,744
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      301,721  $      301,214  $    1,178,410  $    1,095,206  $      385,473  $      349,462
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS GROWTH AND      GOLDMAN SACHS GROWTH STRATEGY    GOLDMAN SACHS INTERNATIONAL
                                       INCOME STRATEGY PORTFOLIO               PORTFOLIO              REAL ESTATE SECURITIES FUND
                                                CLASS A                         CLASS A                         CLASS A
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       15,872  $        8,270  $        4,345  $        1,357  $        2,086  $       15,389
   Net realized gain (loss)                  22,566          21,162          86,173          12,646         (19,245)        (10,989)
   Change in unrealized gain (loss)         (30,775)        101,075         (69,383)        145,995           9,105         (20,645)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                   7,663         130,507          21,135         159,998          (8,054)        (16,245)
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    113,749         165,277          83,057          85,068           4,702           4,611
   Withdrawals                              (78,563)        (75,088)        (12,241)        (60,144)        (11,929)         (9,032)
   Contract benefits                         (2,645)             --              --              --              --              --
   Contract charges                          (2,105)         (2,227)           (926)           (988)            (70)           (130)
   Transfers                                 60,224         (23,393)       (341,480)         39,564        (358,657)        241,227
   Other transfers from (to) the
     General Account                          1,247             872           4,912            (304)          7,737             115
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            91,907          65,441        (266,678)         63,196        (358,217)        236,791
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              99,570         195,948        (245,543)        223,194        (366,271)        220,546

NET ASSETS:
   Beginning of year                      1,284,843       1,088,895       1,141,706         918,512         469,485         248,939
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    1,384,413  $    1,284,843  $      896,163  $    1,141,706  $      103,214  $      469,485
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS REAL ESTATE       GOLDMAN SACHS TECHNOLOGY      GOLDMAN SACHS VIT CORE FIXED
                                            SECURITIES FUND                 TOLLKEEPER FUND                   INCOME FUND
                                                CLASS A                         CLASS A                     SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          235  $           (9) $      (14,801) $       (9,612) $       13,314  $       11,121
   Net realized gain (loss)                  10,715           5,976         152,497          34,353           4,709           1,906
   Change in unrealized gain (loss)          20,552          (5,218)        (70,389)        139,863          24,031         (44,840)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  31,502             749          67,307         164,604          42,054         (31,813)
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     22,921          21,330          81,713          79,004          25,086          44,851
   Withdrawals                              (63,094)        (21,149)       (134,611)        (38,572)        (83,135)        (46,415)
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (131)           (124)           (284)           (264)           (198)           (230)
   Transfers                                 75,133         (13,955)         55,342         (27,434)        (28,510)           (911)
   Other transfers from (to) the
     General Account                         41,746           1,004          54,479          46,837          37,534             224
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            76,575         (12,894)         56,639          59,571         (49,223)         (2,481)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             108,077         (12,145)        123,946         224,175          (7,169)        (34,294)

NET ASSETS:
   Beginning of year                         98,185         110,330         829,227         605,052       1,065,042       1,099,336
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      206,262  $       98,185  $      953,173  $      829,227  $    1,057,873  $    1,065,042
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       GOLDMAN SACHS VIT GLOBAL        GOLDMAN SACHS VIT GROWTH
                                       GOLDMAN SACHS VIT EQUITY         MARKETS NAVIGATOR FUND            OPPORTUNITIES FUND
                                       INDEX FUND SERVICE SHARES            SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        1,282  $          571  $         (310) $         (135) $       (5,112) $       (4,352)
   Net realized gain (loss)                  22,263          18,035             971           3,087          75,746          33,243
   Change in unrealized gain (loss)           2,506          27,679            (209)           (733)        (37,593)         51,048
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  26,051          46,285             452           2,219          33,041          79,939
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     16,624          28,650             654             154          14,471          22,959
   Withdrawals                               (4,898)        (36,031)           (876)             --          (8,679)        (17,023)
   Contract benefits                             --              --              --              --              --         (29,253)
   Contract charges                            (121)           (114)            (10)            (13)           (208)           (177)
   Transfers                                 47,067          20,974         (16,960)         (9,541)         (1,829)         (1,231)
   Other transfers from (to) the
     General Account                         30,151           2,268          18,398              --             722          31,178
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            88,823          15,747           1,206          (9,400)          4,477           6,453
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             114,874          62,032           1,658          (7,181)         37,518          86,392

 NET ASSETS:
   Beginning of year                        213,550         151,518          17,488          24,669         347,898         261,506
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      328,424  $      213,550  $       19,146  $       17,488  $      385,416  $      347,898
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         GOLDMAN SACHS VIT HIGH          GOLDMAN SACHS VIT LARGE          GOLDMAN SACHS VIT MID
                                       QUALITY FLOATING RATE FUND            CAP VALUE FUND                  CAP VALUE FUND
                                            SERVICE SHARES                  SERVICE SHARES                   SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (11,877) $      (10,340) $         (177) $         (334) $         (153) $          (57)
   Net realized gain (loss)                  (7,121)         (6,229)         29,425          15,405           9,516           1,528
   Change in unrealized gain (loss)           3,665           3,580         (13,950)         13,303          (3,327)          1,149
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 (15,333)        (12,989)         15,298          28,374           6,036           2,620
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     97,900         107,359          12,378           8,200           8,309           3,714
   Withdrawals                             (105,457)       (118,465)         (2,138)         (2,984)         (2,091)             --
   Contract benefits                             --              --              --              --              --              --
   Contract charges                            (304)           (331)            (48)            (47)            (22)            (21)
   Transfers                                (35,403)       (470,604)          9,242           3,214           4,924           7,579
   Other transfers from (to) the
     General Account                         63,047           4,789             205             480             108           5,366
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            19,783        (477,252)         19,639           8,863          11,228          16,638
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                               4,450        (490,241)         34,937          37,237          17,264          19,258

 NET ASSETS:
   Beginning of year                        954,481       1,444,722         121,176          83,939          20,401           1,143
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      958,931  $      954,481  $      156,113  $      121,176  $       37,665  $       20,401
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT MONEY       GOLDMAN SACHS VIT SMALL CAP     GOLDMAN SACHS VIT STRATEGIC
                                             MARKET FUND                  EQUITY INSIGHTS FUND                GROWTH FUND
                                            SERVICE SHARES                 SERVICE SHARES (a)                SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (110,739) $     (106,354) $       (1,554) $         (477) $       (2,703) $       (2,301)
   Net realized gain (loss)                      --              --          23,310          28,091          60,620          18,941
   Change in unrealized gain (loss)              --              --         (18,183)          6,386         (33,080)         33,864
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (110,739)       (106,354)          3,573          34,000          24,837          50,504
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    716,580         833,574          14,767          20,314          12,851          27,295
   Withdrawals                             (992,038)       (208,460)        (71,710)        (57,739)        (49,985)         (6,006)
   Contract benefits                        (38,943)             --              --              --              --              --
   Contract charges                            (995)         (1,098)            (75)            (76)           (224)           (212)
   Transfers                              2,669,991      (3,578,083)         (6,316)         34,352           7,094         (31,379)
   Other transfers from (to) the
     General Account                        406,850         779,132             176           1,761             688           1,268
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                         2,761,445      (2,174,935)        (63,158)         (1,388)        (29,576)         (9,034)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           2,650,706      (2,281,289)        (59,585)         32,612          (4,739)         41,470

 NET ASSETS:
   Beginning of year                      6,485,259       8,766,548         169,659         137,047         211,980         170,510
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    9,135,965  $    6,485,259  $      110,074  $      169,659  $      207,241  $      211,980
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      GOLDMAN SACHS VIT STRATEGIC       GOLDMAN SACHS VIT U.S.           INVESCO V.I. AMERICAN
                                       INTERNATIONAL EQUITY FUND         EQUITY INSIGHTS FUND               FRANCHISE FUND
                                            SERVICE SHARES                SERVICE SHARES (a)               SERIES II SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        2,031  $        1,646  $         (899) $          704  $         (170) $          (91)
   Net realized gain (loss)                  15,485           4,688          33,848             219             279              11
   Change in unrealized gain (loss)         (31,285)         26,558          26,792          16,985             773           2,988
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 (13,769)         32,892          59,741          17,908             882           2,908
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      6,694           8,388          18,064          20,205           1,674           1,712
   Withdrawals                                 (439)        (25,078)        (14,112)         (3,619)           (963)             --
   Contract benefits                             --          (1,297)             --              --              --              --
   Contract charges                             (35)            (47)            (85)            (50)            (29)            (22)
   Transfers                               (132,487)        124,719         207,640         139,746           1,378              --
   Other transfers from (to) the
     General Account                             19          12,560           5,585             520              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (126,248)        119,245         217,092         156,802           2,060           1,690
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (140,017)        152,137         276,833         174,710           2,942           4,598

 NET ASSETS:
   Beginning of year                        252,309         100,172         193,603          18,893          11,338           6,740
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      112,292  $      252,309  $      470,436  $      193,603  $       14,280  $       11,338
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       INVESCO V.I. GLOBAL HEALTH      INVESCO V.I. MID CAP CORE
                                       INVESCO V.I. CORE EQUITY                CARE FUND                      EQUITY FUND
                                         FUND SERIES II SHARES             SERIES II SHARES              SERIES II SHARES (b)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       (2,335) $         (364) $      (18,053) $       (5,899) $           (2) $           --
   Net realized gain (loss)                   5,950           4,346         215,261          10,250              47              --
   Change in unrealized gain (loss)          16,691          60,547         (12,959)        236,461             (62)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  20,306          64,529         184,249         240,812             (17)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     15,958          15,373          56,554          46,831             954              --
   Withdrawals                                 (854)         (4,617)       (149,108)        (15,818)             --              --
   Contract benefits                             --              --              --              --              --              --
   Contract charges                             (71)            (79)           (275)           (199)             --              --
   Transfers                                 18,404           5,453        (563,851)      1,116,492              --              --
   Other transfers from (to) the
     General Account                            104             201         111,848          85,532              53              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            33,541          16,331        (544,832)      1,232,838           1,007              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              53,847          80,860        (360,583)      1,473,650             990              --

 NET ASSETS:
   Beginning of year                        312,108         231,248       1,586,034         112,384              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      365,955  $      312,108  $    1,225,451  $    1,586,034  $          990  $           --
                                     ==============  ==============  ==============  ==============  ==============  ==============

(b) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          JANUS ASPEN PERKINS
                                        JANUS ASPEN ENTERPRISE        JANUS ASPEN FORTY PORTFOLIO       MID CAP VALUE PORTFOLIO
                                       PORTFOLIO SERVICE SHARES             SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       (5,362) $       (3,214) $       (7,720) $       (4,973) $       (1,512) $       (2,372)
   Net realized gain (loss)                  38,428           9,957         190,396          60,490          93,888          34,670
   Change in unrealized gain (loss)           5,420          69,831        (149,952)         86,763         (31,653)        130,537
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  38,486          76,574          32,724         142,280          60,723         162,835
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     13,833          44,907          46,229          59,302          60,166          54,751
   Withdrawals                               (4,233)        (17,201)         (6,329)        (50,298)         (7,341)        (52,048)
   Contract benefits                             --              --              --              --              --            (649)
   Contract charges                            (174)           (186)           (312)           (338)           (297)           (320)
   Transfers                                (25,227)         30,393         (43,548)       (339,411)        (23,754)         11,159
   Other transfers from (to) the
     General Account                            830           1,650           2,373          10,201          13,078          17,165
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           (14,971)         59,563          (1,587)       (320,544)         41,852          30,058
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              23,515         136,137          31,137        (178,264)        102,575         192,893

 NET ASSETS:
   Beginning of year                        363,562         227,425         531,304         709,568         856,921         664,028
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      387,077  $      363,562  $      562,441  $      531,304  $      959,496  $      856,921
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       OPPENHEIMER CAPITAL INCOME
                                         MFS(R) NEW DISCOVERY           MFS(R) UTILITIES SERIES                  FUND/VA
                                         SERIES SERVICE CLASS                SERVICE CLASS                   SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       (4,544) $       (4,282) $        3,004  $        2,105  $        1,875  $        4,211
   Net realized gain (loss)                  83,813           7,736          26,134          17,737          14,994          16,282
   Change in unrealized gain (loss)        (122,382)         90,371          12,315          18,010          14,182          32,363
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 (43,113)         93,825          41,453          37,852          31,051          52,856
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     27,624          62,736          30,412          29,066          28,084          23,957
   Withdrawals                              (13,219)        (12,174)        (33,457)        (52,559)        (32,624)        (57,374)
   Contract benefits                             --              --              --              --              --          (1,371)
   Contract charges                            (120)           (105)           (213)           (143)           (539)           (621)
   Transfers                               (256,353)        289,587         278,221          23,315         (28,439)         22,863
   Other transfers from (to) the
     General Account                         30,233           3,130          26,325               5          28,694          23,711
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (211,835)        343,174         301,288            (316)         (4,824)         11,165
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (254,948)        436,999         342,741          37,536          26,227          64,021

 NET ASSETS:
   Beginning of year                        496,331          59,332         244,135         206,599         506,789         442,768
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      241,383  $      496,331  $      586,876  $      244,135  $      533,016  $      506,789
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                      OPPENHEIMER GLOBAL STRATEGIC      OPPENHEIMER MAIN STREET
                                      OPPENHEIMER GLOBAL FUND/VA            INCOME FUND/VA                SMALL CAP FUND(R)/VA
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       (5,736) $       (1,464) $       42,632  $       62,336  $       (3,763) $       (2,281)
   Net realized gain (loss)                 124,340          19,749         (17,781)         (7,114)         77,431          24,231
   Change in unrealized gain (loss)        (118,816)        210,963          (4,431)        (90,090)        (28,278)         70,109
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                    (212)        229,248          20,420         (34,868)         45,390          92,059
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     81,312         110,623          73,784          82,739         101,081          57,704
   Withdrawals                              (44,504)        (51,887)       (135,884)        (58,543)        (10,313)        (59,686)
   Contract benefits                             --          (1,164)             --         (20,704)             --            (727)
   Contract charges                            (456)           (494)           (456)           (526)           (302)           (278)
   Transfers                               (364,857)        283,264        (456,450)         79,887          (4,610)        124,047
   Other transfers from (to) the
     General Account                         15,251          14,443          70,081          62,440          19,388          12,350
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (313,254)        354,785        (448,925)        145,293         105,244         133,410
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (313,466)        584,033        (428,505)        110,425         150,634         225,469

 NET ASSETS:
   Beginning of year                      1,297,146         713,113       1,652,718       1,542,293         417,744         192,275
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      983,680  $    1,297,146  $    1,224,213  $    1,652,718  $      568,378  $      417,744
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       PIONEER DISCIPLINED VALUE       PIONEER EMERGING MARKETS
                                             VCT PORTFOLIO                   VCT PORTFOLIO             PIONEER MID CAP VALUE VCT
                                               CLASS II                        CLASS II                   PORTFOLIO CLASS II
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         (525) $          397  $       (7,467) $       (3,337) $       (2,779) $       (1,791)
   Net realized gain (loss)                  23,456          19,188         (17,593)        (16,485)         57,945          16,334
   Change in unrealized gain (loss)          (6,090)         24,390         (66,773)         (8,519)        (12,650)         56,693
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  16,841          43,975         (91,833)        (28,341)         42,516          71,236
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     29,887          36,602          66,900          92,994          29,711          21,770
   Withdrawals                                   --          (3,151)        (62,873)        (68,765)        (10,376)        (29,116)
   Contract benefits                             --              --              --            (190)             --            (717)
   Contract charges                             (67)            (79)           (343)           (438)            (98)           (105)
   Transfers                                 (9,943)        (54,456)       (102,453)        (33,508)         66,244         (24,159)
   Other transfers from (to) the
     General Account                          1,007             481          32,723           3,352          29,224               7
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            20,884         (20,603)        (66,046)         (6,555)        114,705         (32,320)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              37,725          23,372        (157,879)        (34,896)        157,221          38,916

 NET ASSETS:
   Beginning of year                        194,545         171,173         672,559         707,455         274,689         235,773
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      232,270  $      194,545  $      514,680  $      672,559  $      431,910  $      274,689
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         PIONEER SELECT MID CAP
                                          GROWTH VCT PORTFOLIO
                                                CLASS I
                                     ------------------------------
                                          2014             2013
                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (11,294) $       (9,518)
   Net realized gain (loss)                 192,216          52,468
   Change in unrealized gain (loss)        (124,332)        177,062
                                     --------------  --------------
   Net increase (decrease) in net
     assets from operations                  56,590         220,012
                                     --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     47,602          69,516
   Withdrawals                              (18,352)        (44,431)
   Contract benefits                             --            (778)
   Contract charges                            (270)           (286)
   Transfers                               (103,470)         83,922
   Other transfers from (to) the
     General Account                          4,205           3,321
                                     --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           (70,285)        111,264
                                     --------------  --------------
   Net increase (decrease) in
     net assets                             (13,695)        331,276

 NET ASSETS:
   Beginning of year                        808,801         477,525
                                     --------------  --------------
   End of year                       $      795,106  $      808,801
                                     ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Prior to April 30, 2013, Commonwealth Annuity was a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs contributed several of its insurance subsidiaries, including Commonwealth Annuity, to GAFG, a newly formed holding company, and to certain subsidiaries of GAFG. Goldman Sachs owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-four Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 1 - ORGANIZATION (CONTINUED)

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE             NEW NAME                                           OLD NAME
----             --------                                           --------
April 30, 2014   Goldman Sachs VIT Small Cap Equity Insights        Goldman Sachs VIT Structured Small Cap Equity Fund
                   Fund Service Shares                                Service Shares
April 30, 2014   Goldman Sachs VIT U.S. Equity Insights Fund        Goldman Sachs VIT Structured U.S. Equity Fund
                   Service Shares                                     Service Shares
May 1, 2014      FT VIP Franklin Income VIP Fund Class 2            FT VIP Franklin Income Securities Fund Class 2
May 1, 2014      FT VIP Franklin Mutual Global Discovery VIP Fund   FT VIP Mutual Global Discovery Securities Fund
                   Class 2                                            Class 2
May 1, 2014      FT VIP Franklin Mutual Shares VIP Fund Class 2     FT VIP Mutual Shares Securities Fund Class 2
May 1, 2014      FT VIP Franklin Small Cap Value VIP Fund Class 2   FT VIP Franklin Small Cap Value Securities Fund Class 2
May 1, 2014      FT VIP Templeton Growth VIP Fund Class 2           FT VIP Templeton Growth Securities Fund Class 2

     An additional investment option was made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following Underlying Fund:

DATE                 NEW INVESTMENT
----                 --------------
June 2, 2014         Invesco V.I. Mid Cap Core Equity Fund Series II Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNT
AllianceBernstein VPS Small Cap Growth Portfolio Class B

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2014, Commonwealth Annuity evaluated subsequent events through March 31, 2015; the issuance date of the financial statements.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2014.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When Contract value has been allocated to more than one investment option, the Contract fee is deducted from the purchase payments and related earnings in the chronological order in which they were received. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Contracts ("Individual Contract").

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

                                                         COMMONWEALTH                          COMMONWEALTH
                                                            ANNUITY                              ANNUITY
                                       COMMONWEALTH      ADVANTAGE IV       COMMONWEALTH      PREFERRED PLUS      COMMONWEALTH
                                          ANNUITY        WITH OPTIONAL        ANNUITY         WITH OPTIONAL         ANNUITY
                                       ADVANTAGE IV        RIDER(S)        PREFERRED PLUS        RIDER(S)           HORIZON
                                      ----------------  ----------------  -----------------  -----------------  ----------------
Annual Contract Fee                        $ 30              $ 30              $ 30               $ 30               $ 30

Separate Account Annual Expenses
   Mortality and Expense Risk              1.15%             1.15%             1.35%              1.35%              0.60%
   Administrative Expenses                 0.15%             0.15%             0.15%              0.15%              0.15%
                                           -----             -----             -----              -----              -----
Total Separate Account Annual
   Expense without optional riders         1.30%             1.30%             1.50%              1.50%              0.75%
                                           =====             =====             =====              =====              =====

Sub-Account Rider Charges:
   Optional Step-Up Death                   N/A              0.20%              N/A               0.20%               N/A
     Benefit Charge
   No Withdrawal Charge Rider               N/A              0.35%              N/A                N/A                N/A

Contract Rider Charges:
   Guaranteed Lifetime
    Withdrawal Benefit ("GLWB")
    Rider:
     Maximum Charge:                       1.00%             1.00%             1.00%              1.00%               N/A
     Current Charge:                       0.50%             0.50%             0.50%              0.50%               N/A

   GLWB Plus for Two
     Maximum Charge:                       1.50%             1.50%             1.50%              1.50%               N/A
     Current Charge:                       0.75%             0.75%             0.75%              0.75%               N/A

                                          WHEN CHARGE IS DEDUCTED                             HOW DEDUCTED
                                          -----------------------                             ------------
Annual Contract Fee                  Annually, and upon full surrender    Charged against individual Contracts
                                       of the Contract
Mortality and Expense Risk Charge    Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                            Fair Value
Administrative Charge                Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                            Fair Value
Sub-Account Rider Charges            Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                            Fair Value
Contract Rider Charges               Monthly                              Charged against individual Contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total purchase payments (not including purchase payment bonuses) made under the Contract.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2014, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the GST funds and the Goldman Sachs VIT funds.

     The GST and the Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.35% to 1.22% for the GST funds and 0.23% to 1.01% for the Goldman Sachs VIT funds of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.25% for the GST funds and 0.01% to 0.25% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
 Issuance of Units                                                                515,452           532,135
 Redemption of Units                                                             (475,708)         (752,118)
                                                                           --------------    --------------
  Net increase (decrease)                                                          39,744          (219,983)
                                                                           ==============    ==============

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
 Issuance of Units                                                                 35,512            72,371
 Redemption of Units                                                              (37,210)          (48,549)
                                                                           --------------    --------------
  Net increase (decrease)                                                          (1,698)           23,822
                                                                           ==============    ==============

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
 Issuance of Units                                                                  2,201           117,106
 Redemption of Units                                                              (46,662)         (149,251)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (44,461)          (32,145)
                                                                           ==============    ==============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
 Issuance of Units                                                                220,858         1,042,433
 Redemption of Units                                                             (693,867)         (307,795)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (473,009)          734,638
                                                                           ==============    ==============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                534,499           651,018
 Redemption of Units                                                             (325,256)         (406,468)
                                                                           --------------    --------------
  Net increase (decrease)                                                         209,243           244,550
                                                                           ==============    ==============

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 65,329            59,553
 Redemption of Units                                                              (34,534)          (18,288)
                                                                           --------------    --------------
  Net increase (decrease)                                                          30,795            41,265
                                                                           ==============    ==============

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                358,869         1,075,509
 Redemption of Units                                                             (558,182)         (157,382)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (199,313)          918,127
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                    105            34,005
 Redemption of Units                                                                   (4)          (33,907)
                                                                           --------------    --------------
  Net increase (decrease)                                                             101                98
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 53,444               412
 Redemption of Units                                                                  (18)              (96)
                                                                           --------------    --------------
  Net increase (decrease)                                                          53,426               316
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 53,863           192,709
 Redemption of Units                                                              (28,068)           (3,145)
                                                                           --------------    --------------
  Net increase (decrease)                                                          25,795           189,564
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 54,444           133,388
 Redemption of Units                                                              (24,195)           (1,463)
                                                                           --------------    --------------
  Net increase (decrease)                                                          30,249           131,925
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 71,349           145,057
 Redemption of Units                                                               (9,637)          (11,304)
                                                                           --------------    --------------
  Net increase (decrease)                                                          61,712           133,753
                                                                           ==============    ==============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 24,245            74,782
 Redemption of Units                                                               (7,213)          (11,137)
                                                                           --------------    --------------
  Net increase (decrease)                                                          17,032            63,645
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                209,455            55,542
 Redemption of Units                                                             (123,715)           (3,827)
                                                                           --------------    --------------
  Net increase (decrease)                                                          85,740            51,715
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                229,014           137,729
 Redemption of Units                                                               (1,350)           (5,072)
                                                                           --------------    --------------
  Net increase (decrease)                                                         227,664           132,657
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                  9,443            11,304
 Redemption of Units                                                               (5,977)           (1,958)
                                                                           --------------    --------------
  Net increase (decrease)                                                           3,466             9,346
                                                                           ==============    ==============

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 47,348            87,754
 Redemption of Units                                                              (23,564)          (51,170)
                                                                           --------------    --------------
  Net increase (decrease)                                                          23,784            36,584
                                                                           ==============    ==============

FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                    128            98,904
 Redemption of Units                                                                 (517)              (16)
                                                                           --------------    --------------
  Net increase (decrease)                                                            (389)           98,888
                                                                           ==============    ==============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                200,380           376,700
 Redemption of Units                                                             (251,547)         (644,975)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (51,167)         (268,275)
                                                                           ==============    ==============

FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                477,875           181,995
 Redemption of Units                                                             (199,868)          (19,729)
                                                                           --------------    --------------
  Net increase (decrease)                                                         278,007           162,266
                                                                           ==============    ==============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                152,700           163,503
 Redemption of Units                                                              (63,041)         (116,372)
                                                                           --------------    --------------
  Net increase (decrease)                                                          89,659            47,131
                                                                           ==============    ==============

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 41,421            35,662
 Redemption of Units                                                              (36,022)          (27,565)
                                                                           --------------    --------------
  Net increase (decrease)                                                           5,399             8,097
                                                                           ==============    ==============

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                951,193           482,070
 Redemption of Units                                                             (741,743)         (468,982)
                                                                           --------------    --------------
  Net increase (decrease)                                                         209,450            13,088
                                                                           ==============    ==============

FT VIP FRANKLIN INCOME VIP FUND CLASS 2 (a)
 Issuance of Units                                                                481,899           834,208
 Redemption of Units                                                             (196,135)         (696,580)
                                                                           --------------    --------------
  Net increase (decrease)                                                         285,764           137,628
                                                                           ==============    ==============

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND CLASS 2 (a)
 Issuance of Units                                                                247,686           432,507
 Redemption of Units                                                             (129,588)         (324,476)
                                                                           --------------    --------------
  Net increase (decrease)                                                         118,098           108,031
                                                                           ==============    ==============

FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2 (a)
 Issuance of Units                                                                 68,004            25,044
 Redemption of Units                                                              (54,047)          (57,383)
                                                                           --------------    --------------
  Net increase (decrease)                                                          13,957           (32,339)
                                                                           ==============    ==============

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2 (a)
 Issuance of Units                                                                 77,261           207,229
 Redemption of Units                                                              (59,268)         (146,771)
                                                                           --------------    --------------
  Net increase (decrease)                                                          17,993            60,458
                                                                           ==============    ==============
FT VIP TEMPLETON GROWTH VIP FUND CLASS 2 (a)
 Issuance of Units                                                                323,831            73,036
 Redemption of Units                                                             (311,915)          (21,601)
                                                                           --------------    --------------
  Net increase (decrease)                                                          11,916            51,435
                                                                           ==============    ==============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                209,761           120,995
 Redemption of Units                                                             (146,407)          (45,599)
                                                                           --------------    --------------
  Net increase (decrease)                                                          63,354            75,396
                                                                           ==============    ==============

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                 52,673            48,837
 Redemption of Units                                                              (23,864)          (53,516)
                                                                           --------------    --------------
  Net increase (decrease)                                                          28,809            (4,679)
                                                                           ==============    ==============

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                204,293           301,292
 Redemption of Units                                                             (122,287)         (236,059)
                                                                           --------------    --------------
  Net increase (decrease)                                                          82,006            65,233
                                                                           ==============    ==============

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                 95,453           158,244
 Redemption of Units                                                             (346,258)          (89,587)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (250,805)           68,657
                                                                           ==============    ==============

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
 Issuance of Units                                                                 73,001           606,722
 Redemption of Units                                                             (548,671)         (334,299)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (475,670)          272,423
                                                                           ==============    ==============

GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
 Issuance of Units                                                                176,968            28,266
 Redemption of Units                                                             (115,719)          (40,976)
                                                                           --------------    --------------
  Net increase (decrease)                                                          61,249           (12,710)
                                                                           ==============    ==============

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
 Issuance of Units                                                                382,446           170,989
 Redemption of Units                                                             (351,626)         (132,182)
                                                                           --------------    --------------
  Net increase (decrease)                                                          30,820            38,807
                                                                           ==============    ==============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
 Issuance of Units                                                                 95,767           146,090
 Redemption of Units                                                             (136,367)         (149,149)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (40,600)           (3,059)
                                                                           ==============    ==============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
 Issuance of Units                                                                138,927           132,457
 Redemption of Units                                                              (76,413)         (118,829)
                                                                           --------------    --------------
  Net increase (decrease)                                                          62,514            13,628
                                                                           ==============    ==============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
 Issuance of Units                                                                 15,790            14,260
 Redemption of Units                                                              (14,836)          (22,874)
                                                                           --------------    --------------
  Net increase (decrease)                                                             954            (8,614)
                                                                           ==============    ==============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
 Issuance of Units                                                                  9,630            38,722
 Redemption of Units                                                               (7,120)          (34,251)
                                                                           --------------    --------------
  Net increase (decrease)                                                           2,510             4,471
                                                                           ==============    ==============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
 Issuance of Units                                                                395,135           742,771
 Redemption of Units                                                             (380,077)       (1,140,357)
                                                                           --------------    --------------
  Net increase (decrease)                                                          15,058          (397,586)
                                                                           ==============    ==============

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                                 21,907            74,378
 Redemption of Units                                                               (5,074)          (64,703)
                                                                           --------------    --------------
  Net increase (decrease)                                                          16,833             9,675
                                                                           ==============    ==============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                                 54,672            13,171
 Redemption of Units                                                              (46,022)             (833)
                                                                           --------------    --------------
  Net increase (decrease)                                                           8,650            12,338
                                                                           ==============    ==============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
 Issuance of Units                                                              4,909,378         2,190,109
 Redemption of Units                                                           (1,976,487)       (4,458,746)
                                                                           --------------    --------------
  Net increase (decrease)                                                       2,932,891        (2,268,637)
                                                                           ==============    ==============

GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND SERVICE SHARES (a)
 Issuance of Units                                                                 29,040            54,203
 Redemption of Units                                                              (74,843)          (63,562)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (45,803)           (9,359)
                                                                           ==============    ==============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
 Issuance of Units                                                                 26,587            53,089
 Redemption of Units                                                              (46,227)          (58,610)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (19,640)           (5,521)
                                                                           ==============    ==============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
 Issuance of Units                                                                 13,102           202,429
 Redemption of Units                                                             (154,279)          (58,511)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (141,177)          143,918
                                                                           ==============    ==============

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES (a)
 Issuance of Units                                                                303,613           140,080
 Redemption of Units                                                             (128,088)           (3,576)
                                                                           --------------    --------------
  Net increase (decrease)                                                         175,525           136,504
                                                                           ==============    ==============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES
 Issuance of Units                                                                  2,352             1,649
 Redemption of Units                                                                 (745)              (28)
                                                                           --------------    --------------
  Net increase (decrease)                                                           1,607             1,621
                                                                           ==============    ==============

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
 Issuance of Units                                                                 30,720           186,431
 Redemption of Units                                                               (6,365)         (172,890)
                                                                           --------------    --------------
  Net increase (decrease)                                                          24,355            13,541
                                                                           ==============    ==============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
 Issuance of Units                                                                268,780           927,292
 Redemption of Units                                                             (588,433)          (87,699)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (319,653)          839,593
                                                                           ==============    ==============

INVESCO V.I. MID CAP CORE EQUITY FUND SERIES II SHARES (b)
 Issuance of Units                                                                  1,014                --
 Redemption of Units                                                                  (17)               --
                                                                           --------------    --------------
  Net increase (decrease)                                                             997                --
                                                                           ==============    ==============

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                 15,522           130,596
 Redemption of Units                                                              (24,548)          (86,067)
                                                                           --------------    --------------
  Net increase (decrease)                                                          (9,026)           44,529
                                                                           ==============    ==============

(a) Name change. See Note 1.
(b) Investment addition. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                178,515            91,184
 Redemption of Units                                                             (182,345)         (362,317)
                                                                           --------------    --------------
  Net increase (decrease)                                                          (3,830)         (271,133)
                                                                           ==============    ==============

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                 61,853           178,343
 Redemption of Units                                                              (32,201)         (153,773)
                                                                           --------------    --------------
  Net increase (decrease)                                                          29,652            24,570
                                                                           ==============    ==============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
 Issuance of Units                                                                 69,502           284,441
 Redemption of Units                                                             (200,258)          (50,943)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (130,756)          233,498
                                                                           ==============    ==============

MFS(R) UTILITIES SERIES SERVICE CLASS
 Issuance of Units                                                                236,968           152,575
 Redemption of Units                                                              (52,340)         (153,099)
                                                                           --------------    --------------
  Net increase (decrease)                                                         184,628              (524)
                                                                           ==============    ==============

OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                                 86,166           262,277
 Redemption of Units                                                              (93,269)         (245,583)
                                                                           --------------    --------------
  Net increase (decrease)                                                          (7,103)           16,694
                                                                           ==============    ==============

OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
 Issuance of Units                                                                174,587           774,165
 Redemption of Units                                                             (432,357)         (448,581)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (257,770)          325,584
                                                                           ==============    ==============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                                395,015           406,509
 Redemption of Units                                                             (743,130)         (296,482)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (348,115)          110,027
                                                                           ==============    ==============

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES
 Issuance of Units                                                                149,846           182,799
 Redemption of Units                                                              (83,038)          (80,243)
                                                                           --------------    --------------
  Net increase (decrease)                                                          66,808           102,556
                                                                           ==============    ==============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                           --------------------------------
                                                                                2014             2013
                                                                           --------------    --------------
PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II
 Issuance of Units                                                                 35,848            46,359
 Redemption of Units                                                              (17,131)          (67,005)
                                                                           --------------    --------------
  Net increase (decrease)                                                          18,717           (20,646)
                                                                           ==============    ==============

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
 Issuance of Units                                                                234,547           476,679
 Redemption of Units                                                             (334,609)         (489,384)
                                                                           --------------    --------------
  Net increase (decrease)                                                        (100,062)          (12,705)
                                                                           ==============    ==============

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
 Issuance of Units                                                                152,830           131,082
 Redemption of Units                                                              (63,855)         (159,121)
                                                                           --------------    --------------
  Net increase (decrease)                                                          88,975           (28,039)
                                                                           ==============    ==============

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I
 Issuance of Units                                                                 68,433           431,575
 Redemption of Units                                                             (118,700)         (335,148)
                                                                           --------------    --------------
  Net increase (decrease)                                                         (50,267)           96,427
                                                                           ==============    ==============

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2014 were as follows:

                      INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                      ---------------------                                  ---------           -----
AllianceBernstein VPS Intermediate Bond Portfolio Class B                  $      677,514    $      602,377
AllianceBernstein VPS International Value Portfolio Class B                        27,314            25,461
AllianceBernstein VPS Small Cap Growth Portfolio Class B                           56,157            83,848
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                       384,353           922,595
Fidelity VIP Contrafund(R) Portfolio Service Class 2                              841,454           474,257
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                      119,787            59,080
Fidelity VIP Equity-Income Portfolio Service Class 2                              585,676           844,661
Fidelity VIP Freedom 2005 Portfolio Service Class 2                                   147                15
Fidelity VIP Freedom 2010 Portfolio Service Class 2                                69,844               717
Fidelity VIP Freedom 2015 Portfolio Service Class 2                                83,280            42,409
Fidelity VIP Freedom 2020 Portfolio Service Class 2                                97,636            39,647
Fidelity VIP Freedom 2025 Portfolio Service Class 2                               107,084            13,099
Fidelity VIP Freedom 2030 Portfolio Service Class 2                                43,832            12,443
Fidelity VIP Freedom 2035 Portfolio Service Class 2                               270,884           140,341
Fidelity VIP Freedom 2040 Portfolio Service Class 2                               351,653             5,114
Fidelity VIP Freedom 2045 Portfolio Service Class 2                                14,311             8,949
Fidelity VIP Freedom 2050 Portfolio Service Class 2                                42,652             5,085

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                      INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                      ---------------------                                  ---------           -----
Fidelity VIP Freedom Income Portfolio Service Class 2                      $        2,584    $        2,278
Fidelity VIP Growth Opportunities Portfolio Service Class 2                       348,133           454,161
Fidelity VIP Index 500 Portfolio Service Class 2                                  780,088           306,724
Fidelity VIP Mid Cap Portfolio Service Class 2                                    231,081            82,283
Fidelity VIP Overseas Portfolio Service Class 2                                    56,901            46,822
Fidelity VIP Strategic Income Portfolio Service Class 2                         1,031,030           750,507
FT VIP Franklin Income VIP Fund Class 2 (a)                                       771,859           251,322
FT VIP Franklin Mutual Global Discovery VIP Fund Class 2 (a)                      311,306            61,944
FT VIP Franklin Mutual Shares VIP Fund Class 2 (a)                                 31,877            11,810
FT VIP Franklin Small Cap Value VIP Fund Class 2 (a)                              152,363            73,000
FT VIP Templeton Growth VIP Fund Class 2 (a)                                      310,649           287,777
Goldman Sachs Balanced Strategy Portfolio Class A                                 204,847           112,817
Goldman Sachs Equity Growth Strategy Portfolio Class A                             56,116            23,830
Goldman Sachs Growth and Income Strategy Portfolio Class A                        244,065           136,286
Goldman Sachs Growth Strategy Portfolio Class A                                   102,488           364,821
Goldman Sachs International Real Estate Securities Fund Class A                    48,902           405,034
Goldman Sachs Real Estate Securities Fund Class A                                 207,769           130,959
Goldman Sachs Technology Tollkeeper Fund Class A                                  618,678           507,787
Goldman Sachs VIT Core Fixed Income Fund Service Shares                           136,317           172,226
Goldman Sachs VIT Equity Index Fund Service Shares                                185,279            88,908
Goldman Sachs VIT Global Markets Navigator Fund Service Shares                     19,150            18,100
Goldman Sachs VIT Growth Opportunities Fund Service Shares                         85,635            13,756
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares                  426,709           418,803
Goldman Sachs VIT Large Cap Value Fund Service Shares                              54,240             6,268
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                89,987            72,943
Goldman Sachs VIT Money Market Fund Service Shares                              4,300,556         1,649,850
Goldman Sachs VIT Small Cap Equity Insights Fund Service Shares (a)                55,901           105,083
Goldman Sachs VIT Strategic Growth Fund Service Shares                             72,671            66,381
Goldman Sachs VIT Strategic International Equity Fund Service Shares               15,503           139,720
Goldman Sachs VIT U.S. Equity Insights Fund Service Shares (a)                    378,994           142,719
Invesco V.I. American Franchise Fund Series II Shares                               3,016             1,126
Invesco V.I. Core Equity Fund Series II Shares                                     44,720            11,788
Invesco V.I. Global Health Care Fund Series II Shares                             482,636           996,333
Invesco V.I. Mid Cap Core Equity Fund Series II Shares (b)                          1,053                 1
Janus Aspen Enterprise Portfolio Service Shares                                    47,173            41,170
Janus Aspen Forty Portfolio Service Shares                                        345,001           181,421
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                        166,449            37,563
MFS(R) New Discovery Series Service Class                                         177,705           323,147
MFS(R) Utilities Series Service Class                                             395,251            72,493
Oppenheimer Capital Income Fund/VA Service Shares                                  79,443            82,392
Oppenheimer Global Fund/VA Service Shares                                         143,201           416,505
Oppenheimer Global Strategic Income Fund/VA Service Shares                        404,688           810,981
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares                       262,229            93,861
Pioneer Disciplined Value VCT Portfolio Class II                                   59,881            19,393
Pioneer Emerging Markets VCT Portfolio Class II                                   160,695           230,867

(a) Name change. See Note 1.
(b) Investment addition. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                      INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                      ---------------------                                  ---------           -----
Pioneer Mid Cap Value VCT Portfolio Class II                               $      234,133    $       68,249
Pioneer Select Mid Cap Growth VCT Portfolio Class I                               254,571           171,299

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2014              498,778       1.324605       1.364790        674,335        3.22        1.30        1.70        4.41         4.84
2013              459,034       1.268611       1.107789        591,053        3.89        0.75        1.70       (4.00)       (3.06)
2012              679,017       1.321425       1.142815        909,005        4.70        0.75        1.70        4.00         5.00
2011              752,248       1.270638       1.088364        966,535        2.98        0.75        1.70        4.57         5.59
2010              282,431       1.215083       1.231754        345,672        2.29        1.30        1.70        7.08         7.51
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2014              248,223       0.610803       0.626938        153,566        3.32        1.30        1.65       (8.00)       (7.67)
2013              249,921       0.663940       0.679050        167,788        6.42        1.30        1.65       20.71        21.14
2012              226,099       0.550031       0.560556        125,628        1.54        1.30        1.65       12.31        12.71
2011              193,441       0.489728       0.497335         95,489        3.78        1.30        1.65      (20.77)      (20.49)
2010              191,645       0.618125       0.625485        119,156        3.09        1.30        1.65        2.58         2.94
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2014              324,846       1.625127       1.674540        537,969         N/A        1.30        1.70       (3.74)       (3.35)
2013              369,307       1.688292       1.732575        633,519         N/A        1.30        1.70       42.87        43.45
2012              401,452       1.181722       1.207812        480,977         N/A        1.30        1.70       12.78        13.24
2011              295,426       1.047786       1.066582        312,987         N/A        1.30        1.70        2.43         2.85
2010              353,323       1.022899       1.037028        363,913         N/A        1.30        1.70       34.27        34.82
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2014              545,787       1.579459       1.621155        873,512        0.52        1.30        1.65        7.15         7.53
2013            1,018,796       1.474074       1.542762      1,518,980        0.46        0.75        1.65       35.37        36.58
2012              284,158       1.088961       1.129549        312,513        0.28        0.75        1.65       16.52        17.46
2011              196,451       0.934603       0.949110        185,150        0.34        1.30        1.65      (10.13)       (9.81)
2010              147,574       1.044721       1.052366        154,271        0.51        1.30        1.50       24.69        24.96
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2014            1,152,737       1.657670       1.735027      1,938,638        0.84        0.75        1.70        9.76        10.91
2013              943,494       1.510307       1.532982      1,441,671        0.97        1.30        1.70       28.73        29.25
2012              698,944       1.173257       1.186056        826,966        1.36        1.30        1.70       14.17        14.63
2011              465,581       1.027664       1.034673        480,982        1.30        1.30        1.70       (4.44)       (4.05)
2010               78,631       1.075398       1.078335         84,743        2.30        1.30        1.70        7.54         7.83

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2014               90,233       1.727693       1.800517        158,186        0.11        0.75        1.65        3.19         4.00
2013               59,438       1.674211       1.731240        100,695        0.26        0.75        1.65       35.69        36.92
2012               18,173       1.233846       1.245606         22,603        1.79        1.30        1.65       16.63        17.05
2011               12,734       1.057892       1.064192         13,539        0.18        1.30        1.65       (3.24)       (2.89)
2010                  151       1.094356       1.095912            166         N/A        1.30        1.50        9.44         9.59
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2014              759,778       1.591039       1.663900      1,224,164        2.37        0.75        1.65        6.69         7.67
2013              959,091       1.491286       1.545379      1,444,139        3.50        0.75        1.65       25.72        26.88
2012               40,964       1.193628       1.217985         49,127        2.58        0.75        1.50       15.30        16.17
2011               43,444       1.035208       1.048478         45,074        2.54        0.75        1.50       (0.86)       (0.10)
2010                   47       1.044557       1.044557             49        0.90        1.30        1.30        4.46         4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2014                  678       1.238541       1.238541            840        1.47        1.30        1.30        2.69         2.69
2013                  577       1.206076       1.206076            696        0.99        1.30        1.30        8.04         8.04
2012                  479       1.116288       1.116288            535        1.70        1.30        1.30        7.93         7.93
2011                  310       1.034235       1.034235            320        3.29        1.30        1.30       (1.39)       (1.39)
2010                   89       1.048723       1.048723             93        1.73        1.30        1.30        4.87         4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2014               55,225       1.305577       1.318267         72,127        2.15        1.30        1.50        2.65         2.86
2013                1,799       1.281647       1.281647          2,306        1.62        1.30        1.30       11.73        11.73
2012                1,483       1.147104       1.147104          1,701        1.99        1.30        1.30       10.14        10.14
2011                  960       1.041504       1.041504          1,000        2.92        1.30        1.30       (1.71)       (1.71)
2010                  208       1.059676       1.059676            220        1.88        1.30        1.30        5.97         5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2014              330,820       1.321626       1.369214        437,422        1.44        0.75        1.50        2.89         3.67
2013              305,025       1.284526       1.320714        392,004        1.96        0.75        1.50       12.39        13.25
2012              115,461       1.142891       1.166191        132,066        1.84        0.75        1.50       10.23        11.06
2011               72,886       1.036857       1.050012         75,625        1.44        0.75        1.50       (2.01)       (1.26)
2010               71,065       1.058096       1.063420         75,199        5.37        0.75        1.50        5.81         6.34

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2014              623,931       1.345995       1.404440        858,065        1.47        0.75        1.65        2.87         3.81
2013              593,682       1.308459       1.352887        790,377        1.82        0.75        1.65       13.73        14.77
2012              461,757       1.150513       1.178802        539,013        1.88        0.75        1.65       11.21        12.22
2011              422,328       1.034565       1.050409        441,004        3.42        0.75        1.65       (2.87)       (1.98)
2010              123,671       1.065164       1.071666        131,869        2.49        0.75        1.65        6.52         7.17
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2014              274,283       1.411269       1.472435        390,937        1.58        0.75        1.65        3.12         4.07
2013              212,571       1.368517       1.414897        292,991        2.15        0.75        1.65       17.74        18.82
2012               78,818       1.166963       1.190819         92,206        1.84        0.75        1.50       13.08        13.94
2011               60,413       1.031964       1.045134         62,440        2.33        0.75        1.50       (3.81)       (3.08)
2010               24,329       1.072856       1.078307         26,118        2.03        0.75        1.50        7.29         7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2014              258,288       1.439895       1.491769        372,588        1.41        0.75        1.50        3.17         3.96
2013              241,256       1.395611       1.434990        337,074        1.94        0.75        1.50       19.59        20.50
2012              177,611       1.162266       1.190906        207,505        2.08        0.75        1.65       13.28        14.32
2011              142,173       1.028594       1.041768        146,334        1.66        0.75        1.50       (4.29)       (3.56)
2010              146,333       1.074674       1.080201        157,322        2.28        0.75        1.50        7.47         8.02
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2014              304,570       1.468106       1.531864        451,363        1.46        0.75        1.65        2.92         3.87
2013              218,830       1.426411       1.474853        314,705        1.76        0.75        1.65       22.45        23.57
2012              167,115       1.164891       1.193564        195,656        2.14        0.75        1.65       14.69        15.74
2011              128,990       1.015670       1.031260        131,405        1.91        0.75        1.65       (5.83)       (4.96)
2010               85,669       1.079502       1.085130         92,492        3.31        0.75        1.50        7.95         8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2014              426,553       1.475075       1.499773        638,592        1.80        1.30        1.65        2.97         3.34
2013              198,889       1.432556       1.451369        288,043        2.64        1.30        1.65       22.93        23.37
2012               66,232       1.170041       1.176446         77,762        2.40        1.30        1.50       14.90        15.14
2011               36,670       1.018277       1.021782         37,392        2.59        1.30        1.50       (5.74)       (5.55)
2010               11,942       1.080315       1.081836         12,904        2.58        1.30        1.50        8.03         8.18

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2014               31,448       1.495705       1.549073         47,308        1.26        0.75        1.50        3.11         3.89
2013               27,982       1.442485       1.461411         40,767        1.81        1.30        1.65       23.70        24.14
2012               18,636       1.170859       1.177246         21,878        1.38        1.30        1.50       15.27        15.51
2011               19,113       1.015718       1.019203         19,425        3.50        1.30        1.50       (6.07)       (5.87)
2010                2,515       1.081303       1.082808          2,721        2.47        1.30        1.50        8.13         8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2014               83,021       1.489200       1.514109        125,462        1.51        1.30        1.65        2.99         3.36
2013               59,237       1.445988       1.464959         86,669        1.55        1.30        1.65       24.06        24.50
2012               22,653       1.165537       1.176650         26,626        2.50        1.30        1.65       15.45        15.86
2011               13,920       1.012078       1.015570         14,136        2.02        1.30        1.50       (6.57)       (6.38)
2010                8,338       1.084761       1.084761          9,045        1.52        1.30        1.30        8.48         8.48
FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
2014               98,696       1.134679       1.134679        111,988        1.28        1.50        1.50        1.99         1.99
2013               99,085       1.112591       1.120716        110,244        3.31        1.30        1.50        3.63         3.84
2012                  197       1.079312       1.079312            212        2.82        1.30        1.30        4.86         4.86
2011                  N/A         N/A            N/A               N/A         N/A         N/A         N/A         N/A          N/A
2010                  N/A         N/A            N/A               N/A         N/A         N/A         N/A         N/A          N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2014              435,333       1.945957       1.982144        857,306        0.01        1.30        1.70       10.04        10.49
2013              486,500       1.768338       1.830646        868,740        0.05        0.75        1.70       35.20        36.50
2012              754,775       1.307911       1.341179        994,135        0.17        0.75        1.70       17.30        18.49
2011              760,331       1.115411       1.131874        851,281         N/A        0.75        1.65        0.29         1.09
2010               21,980       1.112236       1.114894         24,476         N/A        1.30        1.65       11.22        11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2014              564,500       1.731598       1.824043        994,872        1.98        0.75        1.65       11.42        12.57
2013              286,493       1.554141       1.620359        451,315        2.30        0.75        1.65       29.74        30.95
2012              124,227       1.197913       1.209327        150,640        2.44        1.30        1.65       13.73        14.14
2011               29,249       1.065992       1.059554         31,102        1.66        1.30        1.50        0.27        (0.35)
2010                  205       1.063086       1.063086            218        0.04        1.50        1.50        6.31         6.31

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2014              531,238       1.569068       1.599543        846,177        0.02        1.30        1.70        4.23         4.65
2013              441,579       1.505406       1.528415        673,050        0.30        1.30        1.70       33.56        34.10
2012              394,448       1.127133       1.521561        449,214        0.50        0.75        1.70       12.62        13.70
2011              236,917       1.002006       1.338190        240,156        0.02        0.75        1.65      (12.32)      (11.58)
2010              242,873       1.143694       1.513374        278,190        0.28        0.75        1.50       14.37        27.88
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2014               27,676       1.249266       1.270187         34,927        0.64        1.30        1.65       (9.81)       (9.49)
2013               22,277       1.385150       1.403346         31,114        1.17        1.30        1.65       28.02        28.48
2012               14,180       1.081970       1.092297         15,421        1.98        1.30        1.65       18.41        18.83
2011               11,470       0.916611       0.919235         10,515        0.15        1.30        1.50      (18.54)      (18.41)
2010              481,299       1.125184       1.130972        541,721        2.33        0.75        1.50       12.52        13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2014              942,546       1.158956       1.397528      1,123,144        2.75        0.75        1.65        1.67         2.60
2013              733,096       1.139929       1.362140        854,251        3.88        0.75        1.65       (1.62)       (0.72)
2012              720,008       1.158657       1.371954        842,629        3.81        0.75        1.65        8.41         9.41
2011              423,702       1.068725       1.253994        456,328        5.93        0.75        1.65        2.73         3.67
2010               23,151       1.040298       1.209724         24,109        0.84        0.75        1.65        4.03         8.45
FT VIP FRANKLIN INCOME VIP FUND CLASS 2 (a)
2014            2,953,004       1.312356       1.346997      3,938,248        4.88        1.30        1.65        2.89         3.26
2013            2,667,240       1.275508       1.363364      3,449,663        6.43        0.75        1.65       12.06        13.07
2012            2,529,612       1.138214       1.205752      2,912,926        5.93        0.75        1.65       10.79        11.77
2011            1,921,585       1.027324       1.043255      1,993,475        5.20        1.30        1.65        0.69         1.05
2010              999,168       1.020251       1.032389      1,027,271        5.95        1.30        1.65       10.82        11.21
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND CLASS 2 (a)
2014              939,944       1.325788       1.518750      1,276,719        2.20        0.75        1.70        3.91         4.99
2013              821,846       1.275873       1.446622      1,070,916        2.26        0.75        1.70       25.45        26.66
2012              713,815       1.017050       1.142125        738,651        2.68        0.75        1.70       11.43        12.57
2011              666,503       0.912709       0.928376        616,857        2.44        1.30        1.70       (4.61)       (4.22)
2010              380,213       0.956836       0.969310        367,388        1.42        1.30        1.70       10.06        10.50

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2 (a)
2014              218,320       1.199093       1.236122        267,167        2.06        1.30        1.70        5.30         5.73
2013              204,363       1.138727       1.169138        236,788        2.20        1.30        1.70       26.08        26.59
2012              236,702       0.903164       0.923540        217,137        2.19        1.30        1.70       12.30        12.76
2011              226,015       0.804235       0.819034        184,233        2.01        1.30        1.70       (2.73)       (2.33)
2010              210,205       0.826778       0.838569        175,473        1.87        1.30        1.70        9.31         9.75
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2 (a)
2014              530,264       1.445505       2.309942        776,464        0.62        0.75        1.65       (1.09)       (0.20)
2013              512,271       1.461422       2.314617        756,878        1.22        0.75        1.65       33.99        35.22
2012              451,813       1.090683       1.711753        498,797        0.78        0.75        1.65       16.44        17.50
2011              415,052       0.936731       1.456823        392,658        0.68        0.75        1.65       (5.35)       (4.48)
2010              263,205       0.992507       1.525224        261,907        0.48        0.75        1.50       26.30        27.16
FT VIP TEMPLETON GROWTH VIP FUND CLASS 2 (a)
2014              287,277       1.033809       1.459175        301,721        1.55        0.75        1.65       (4.42)       (3.55)
2013              275,361       1.081605       1.106198        301,214        2.71        1.30        1.65       28.66        29.12
2012              223,926       0.840642       0.856722        190,003        1.83        1.30        1.65       19.07        19.49
2011              179,788       0.706001       0.716955        128,055        1.45        1.30        1.65       (8.51)       (8.18)
2010              116,869       0.771670       0.780866         90,678        0.77        1.30        1.65        5.62         6.00
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2014            1,032,858       1.110715       1.404534      1,178,410        3.03        0.75        1.70        0.66         1.63
2013              969,504       1.103443       1.382003      1,095,206        2.77        0.75        1.70        6.40         7.42
2012              894,108       1.037116       1.286509        945,412        2.83        0.75        1.70        8.12         9.16
2011              783,695       0.959232       1.178528        762,806        1.65        0.75        1.70       (3.55)       (2.62)
2010              698,676       0.994546       1.210215        701,627        3.26        0.75        1.70        6.62         7.65
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2014              366,950       1.025619       1.052702        385,473        1.81        1.30        1.65        1.31         1.67
2013              338,141       1.012386       1.035437        349,462        1.75        1.30        1.65       21.48        21.91
2012              342,820       0.833393       0.849342        290,744        2.06        1.30        1.65       15.07        15.48
2011              281,310       0.724241       0.735492        206,616        2.34        1.30        1.65       (9.05)       (8.72)
2010              239,087       0.796297       0.805790        192,385        2.23        1.30        1.65       10.81        11.20

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2014            1,275,780       1.064045       1.539272      1,384,413        2.60        0.75        1.65        0.53         1.45
2013            1,193,774       1.058449       1.082549      1,284,843        2.08        1.30        1.65       11.24        11.64
2012            1,128,541       0.951508       0.969720      1,088,895        2.53        1.30        1.65       10.58        10.97
2011            1,103,638       0.858556       0.873832        959,457        2.03        1.30        1.70       (5.10)       (4.72)
2010              945,021       0.904740       0.917093        863,205        2.73        1.30        1.70        8.24         8.69
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2014              867,834       1.011649       1.038381        896,163        1.81        1.30        1.65        0.67         1.03
2013            1,118,639       1.004880       1.027775      1,141,706        1.55        1.30        1.65       16.36        16.78
2012            1,049,982       0.863594       0.880132        918,512        2.40        1.30        1.65       12.64        13.04
2011              937,481       0.766670       0.778576        725,952        2.26        1.30        1.65       (7.63)       (7.30)
2010              910,217       0.833851       0.839885        760,997        2.59        1.30        1.50        9.79        10.01
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2014              135,078       0.757471       1.350789        103,214        2.61        0.75        1.50       (0.47)        0.29
2013              610,748       0.761017       1.346851        469,485        4.57        0.75        1.50        4.22         5.02
2012              338,325       0.730182       1.282519        248,939       19.48        0.75        1.50       40.33        41.38
2011               76,356       0.516804       0.524801         39,897        2.85        1.30        1.65      (20.79)      (20.51)
2010               76,468       0.652381       0.660195         50,280        8.56        1.30        1.65       10.85        11.26
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2014              156,315       1.295608       1.780653        206,262        1.55        0.75        1.65       27.50        28.58
2013               95,066       1.016139       1.039302         98,185        1.42        1.30        1.65        0.45         0.80
2012              107,776       1.020011       1.031020        110,330        1.35        1.30        1.50       14.42        14.65
2011               50,001       0.891427       0.899239         44,712        1.43        1.30        1.50        8.17         8.39
2010               47,657       0.824077       0.829665         39,299        1.72        1.30        1.50       25.16        25.42
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
2014              545,265       1.720217       1.664291        953,173         N/A        0.75        1.65        8.22         9.21
2013              514,445       1.585411       1.523871        829,227         N/A        0.75        1.70       26.38        27.63
2012              475,638       1.254492       1.193977        605,052         N/A        0.75        1.70       18.46        19.58
2011              296,102       1.058992       0.998465        316,881         N/A        0.75        1.70      (14.72)      (13.98)
2010            1,123,542       1.241837       1.160733      1,406,147         N/A        0.75        1.70       22.16        16.07

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2014              849,488       1.223234       1.310189      1,057,873        2.72        0.75        1.70        3.82         4.83
2013              890,088       1.178269       1.249785      1,065,042        2.47        0.75        1.70       (3.03)       (2.10)
2012              893,147       1.215082       1.276558      1,099,336        2.31        0.75        1.70        4.91         5.92
2011              745,344       1.160415       1.205168        872,290        2.49        0.75        1.65        5.20         6.15
2010              326,374       1.103071       1.116200        362,158        3.48        1.30        1.65        5.41         5.78
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2014              228,312       1.415960       2.311149        328,424        2.02        0.75        1.65       11.35        12.40
2013              165,798       1.271648       2.056219        213,550        1.75        0.75        1.65       29.65        30.74
2012              152,170       0.980801       1.572765        151,518        1.98        0.75        1.65       13.64        14.67
2011              129,884       0.863051       1.371580        113,275        1.10        0.75        1.65        0.07         1.03
2010              104,044       0.862454       0.872732         90,295        1.49        1.30        1.65       13.03        13.43
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
2014               15,885       1.194343       1.205455         19,146        0.03        1.30        1.65        2.25         2.61
2013               14,931       1.171046       1.174794         17,488        0.00        1.30        1.50       11.87        12.09
2012               23,545       1.046796       1.048084         24,669         N/A        1.30        1.50        4.68         4.81
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2014              221,158       1.706515       1.806323        385,416         N/A        0.75        1.70        9.21        10.26
2013              218,648       1.562594       1.638171        347,898         N/A        0.75        1.70       29.95        31.21
2012              214,177       1.202468       1.248550        261,506         N/A        0.75        1.70       17.40        18.54
2011              170,494       1.024231       1.053314        176,919         N/A        0.75        1.70       (5.60)       (4.69)
2010              160,682       1.085026       1.100776        175,865         N/A        1.30        1.70       17.33        17.81
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
2014              807,945       1.160937       1.144620        958,931        0.31        0.75        1.70       (1.79)       (0.85)
2013              792,887       1.182041       1.154446        954,481        0.52        0.75        1.70       (1.31)       (0.36)
2012            1,190,473       1.197673       1.158675      1,444,722        0.79        0.75        1.70        1.04         1.98
2011            1,206,359       1.185388       1.136227      1,446,647        1.05        0.75        1.70        4.54         5.50
2010              777,681       1.133896       1.149412        888,237        1.75        1.30        1.70        3.41         3.83

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2014              122,607       1.255400       1.274094        156,113        1.19        1.30        1.50       10.92        11.15
2013              105,774       1.131774       1.146301        121,176        1.00        1.30        1.50       30.95        31.21
2012               96,099       0.864296       0.873627         83,939        1.18        1.30        1.50       17.06        17.29
2011              102,111       0.738349       0.744846         76,038        0.91        1.30        1.50       (8.65)       (8.47)
2010              125,857       0.804192       0.813790        102,198        0.33        1.30        1.65        9.06         9.44
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2014               21,969       1.692278       1.720601         37,665        0.89        1.30        1.65       11.42        11.81
2013               13,319       1.518862       1.538802         20,401        0.93        1.30        1.65       30.37        30.83
2012                  981       1.165068       1.176181          1,143        0.90        1.30        1.65       16.21        16.62
2011                  734       1.002546       1.008521            739        0.03        1.30        1.65       (8.35)       (8.03)
2010                  177       1.095220       1.096564            194        0.42        1.30        1.50        9.52         9.66
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2014            9,780,551       0.931742       0.960014      9,135,965        0.01        0.75        1.50       (1.50)       (0.75)
2013            6,847,660       0.933804       0.967282      6,485,259        0.01        0.75        1.70       (1.69)       (0.75)
2012            9,116,297       0.949887       0.974582      8,766,548        0.01        0.75        1.70       (1.70)       (0.74)
2011            8,374,712       0.966314       0.981896      8,171,350        0.01        0.75        1.70       (1.70)       (0.74)
2010            4,817,779       0.982994       0.989184      4,767,457        0.01        0.75        1.70       (1.70)       (0.75)
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND SERVICE SHARES (a)
2014               73,071       1.477683       1.516697        110,074        0.38        1.30        1.65        4.93         5.30
2013              118,874       1.408281       1.440334        169,659        1.01        1.30        1.65       33.16        33.63
2012              128,233       1.057573       1.077814        137,047        0.94        1.30        1.65       10.66        11.05
2011               97,061       0.955727       0.970562         93,577        0.25        1.30        1.65       (1.26)       (0.91)
2010              706,128       0.967889       1.580073        688,089        1.50        0.75        1.65       27.72        28.88
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2014              135,590       1.497291       2.197064        207,241        0.11        0.75        1.65       11.51        12.44
2013              155,230       1.342735       1.373321        211,980        0.16        1.30        1.65       29.82        30.28
2012              160,751       1.034275       1.491466        170,510        0.44        0.75        1.65       17.66        18.73
2011              179,008       0.879074       1.256205        160,305        0.21        0.75        1.65       (4.47)       (3.58)
2010              172,650       0.920169       1.302893        160,776        0.18        0.75        1.65        8.67         9.63

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2014              131,628       0.828749       1.461742        112,292        2.80        0.75        1.50       (9.09)       (8.39)
2013              272,805       0.911569       1.595625        252,309        2.56        0.75        1.50       21.87        22.80
2012              128,887       0.747983       1.299409        100,172        1.66        0.75        1.50       19.08        19.98
2011              153,860       0.623624       1.083020         99,452        3.10        0.75        1.65      (16.57)      (15.79)
2010              166,195       0.747346       1.286072        125,443        1.89        0.75        1.65        8.26         9.30
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES (a)
2014              332,608       1.392132       1.908843        470,436        1.25        0.75        1.65       14.26        15.31
2013              157,083       1.218348       1.246090        193,603        2.63        1.30        1.65       34.96        35.44
2012               20,579       0.911676       0.920016         18,893        1.82        1.30        1.50       12.43        12.66
2011               14,120       0.810901       0.816658         11,505        1.05        1.30        1.50        2.34         2.55
2010               32,795       0.792366       0.796374         26,100        1.51        1.30        1.50       10.91        11.14
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES
2014               10,628       1.342026       1.785095         14,280         N/A        0.75        1.30        6.77         7.25
2013                9,021       1.256913       1.256913         11,338        0.26        1.30        1.30       37.99        37.99
2012                7,400       0.910840       0.910840          6,740         N/A        1.30        1.30       (3.54)       (3.54)
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2014              259,856       1.380078       1.581552        365,955        0.71        0.75        1.65        6.07         7.04
2013              235,501       1.301138       1.477597        312,108        1.27        0.75        1.65       26.81        27.97
2012              221,960       1.026052       1.154625        231,248        0.89        0.75        1.65       11.74        12.76
2011              224,774       0.918229       1.023927        208,740        0.76        0.75        1.65       (1.94)       (1.04)
2010              215,938       0.936393       0.947577        203,657        0.91        1.30        1.65        7.44         7.83
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2014              610,823       1.986153       2.072690      1,225,451         N/A        0.75        1.65       17.41        18.49
2013              930,476       1.691658       1.749277      1,586,034        0.79        0.75        1.65       37.86        39.11
2012               90,883       1.227090       1.257475        112,384         N/A        0.75        1.65       18.62        19.69
2011              103,090       1.037211       1.040656        107,129         N/A        1.30        1.50        2.16         2.35
2010                  137       1.016744       1.016744            139         N/A        1.30        1.30        1.67         1.67
INVESCO V.I. MID CAP CORE EQUITY FUND SERIES II SHARES (b)
2014                  997       0.993274       0.993274            990         N/A        1.30        1.30       (0.67)       (0.67)

(a) Name change. See Note 1.
(b) Investment addition. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2014              230,123       1.655075       1.698759        387,077        0.03        1.30        1.65       10.39        10.78
2013              239,149       1.499303       1.533428        363,562        0.37        1.30        1.65       29.86        30.32
2012              194,620       1.154545       1.176640        227,425         N/A        1.30        1.65       15.06        15.47
2011              183,621       1.003446       1.019022        185,988         N/A        1.30        1.65       (3.28)       (2.93)
2010              143,891       1.037431       1.049803        150,401         N/A        1.30        1.65       23.45        23.89
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2014              372,236       1.477539       1.625946        562,441        0.03        0.75        1.70        6.62         7.66
2013              376,066       1.385740       1.510295        531,304        0.53        0.75        1.70       28.66        29.91
2012              647,199       1.077047       1.162542        709,568        0.71        0.75        1.70       21.76        22.93
2011              347,721       0.884599       0.945681        311,886        0.25        0.75        1.70       (8.52)       (7.64)
2010              366,687       0.967033       0.980265        357,804        0.32        1.30        1.70        4.67         5.10
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2014              654,678       1.436108       1.954403        959,496        1.28        0.75        1.70        6.60         7.62
2013              625,026       1.347227       1.816038        856,921        1.14        0.75        1.70       23.67        24.86
2012              600,456       1.089359       1.454440        664,028        0.85        0.75        1.70        8.91         9.96
2011              554,656       1.000246       1.322692        561,647        0.65        0.75        1.70       (4.63)       (3.71)
2010              411,210       1.048824       1.062943        435,200        0.63        1.30        1.70       13.40        13.86
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2014              148,761       1.597099       2.382810        241,383         N/A        0.75        1.65       (9.02)       (8.18)
2013              279,517       1.755446       2.595200        496,331         N/A        0.75        1.65       38.89        40.16
2012               46,019       1.263910       1.851629         59,332         N/A        0.75        1.65       18.90        19.99
2011               58,444       1.062975       1.543152         63,059         N/A        0.75        1.65      (11.97)      (11.18)
2010                9,019       1.208254       1.210424         10,908         N/A        1.30        1.50       20.83        21.04
MFS(R) UTILITIES SERIES SERVICE CLASS
2014              342,360       1.691824       1.772850        586,876        2.05        0.75        1.70       10.55        11.91
2013              157,732       1.530301       1.584161        244,135        2.21        0.75        1.70       18.17        19.31
2012              158,256       1.294971       1.327785        206,599        7.80        0.75        1.70       11.29        12.38
2011              269,705       1.163617       1.170624        315,310        3.59        1.30        1.70        4.69         5.12
2010                3,797       1.111471       1.113625          4,226         N/A        1.30        1.70       11.15        11.36

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES
2014              559,930       0.934757       0.959408        533,016        1.80        1.30        1.65        6.23         6.61
2013              567,033       0.877797       0.899903        506,789        2.23        1.30        1.70       10.92        11.37
2012              550,339       0.791411       0.808058        442,768        1.19        1.30        1.70       10.20        10.65
2011              492,203       0.718161       0.730302        358,232        1.89        1.30        1.70       (1.32)       (0.92)
2010              411,103       0.727796       0.737110        302,284        0.72        1.30        1.70       10.76        11.21
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
2014              784,747       1.228197       1.518632        983,680        0.85        0.75        1.65        0.37         1.27
2013            1,042,517       1.223648       1.499529      1,297,146        1.27        0.75        1.65       24.90        26.00
2012              716,933       0.979728       1.190148        713,113        1.88        0.75        1.65       18.95        20.02
2011              655,108       0.823614       0.991612        546,302        1.06        0.75        1.65      (10.04)       (9.23)
2010              742,982       0.915509       0.926420        685,703        1.22        1.30        1.65       13.80        14.20
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2014              967,336       1.253994       1.214623      1,224,213        4.14        0.75        1.70        0.75         1.72
2013            1,315,451       1.244663       1.194053      1,652,718        5.01        0.75        1.70       (2.06)       (1.11)
2012            1,205,424       1.270855       1.207506      1,542,293        4.59        0.75        1.70       11.23        12.30
2011              574,139       1.142573       1.075232        648,724        2.28        0.75        1.70       (1.06)       (0.11)
2010            1,102,551       1.154851       1.076371      1,266,630        1.56        0.75        1.70       12.82         7.64
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES
2014              349,796       1.599731       1.641967        568,378        0.65        1.30        1.65        9.81        10.20
2013              282,988       1.456774       1.489932        417,744        0.69        1.30        1.65       38.31        38.80
2012              180,432       1.061903       1.073448        192,275        0.34        1.30        1.50       15.91        16.14
2011              116,196       0.916161       0.924255        106,861        0.44        1.30        1.50       (3.84)       (3.65)
2010              122,458       0.952758       0.959241        117,010        0.55        1.30        1.50       21.21        21.46
PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II
2014              197,836       1.160331       1.178478        232,270        1.11        1.30        1.50        7.97         8.19
2013              179,119       1.074708       1.089301        194,545        1.56        1.30        1.50       26.67        26.93
2012              199,765       0.848444       0.858217        171,173        1.02        1.30        1.50        8.94         9.16
2011              219,227       0.778815       0.786189        172,021        0.72        1.30        1.50       (5.11)       (4.92)
2010              167,164       0.817120       0.826870        138,013        0.56        1.30        1.65        7.46         7.84

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                                  --------------                                      ------------------------------
                             UNIT FAIR      UNIT FAIR                    INVESTMENT   EXPENSE     EXPENSE     TOTAL        TOTAL
                               VALUES         VALUES                       INCOME      RATIOS      RATIOS    RETURNS      RETURNS
                               LOWEST        HIGHEST          NET          RATIOS      LOWEST     HIGHEST     LOWEST      HIGHEST
                UNITS         ($) (4)        ($) (4)       ASSETS ($)      (%) (1)    (%) (2)     (%) (2)   (%) (3)(4)  (%) (3)(4)
                ------        -------        -------       ----------      -------    -------     -------   ----------  ----------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2014              807,188       0.626196       0.798294        514,680        0.20        0.75        1.65      (14.24)      (13.43)
2013              907,250       0.729381       0.922131        672,559        0.96        0.75        1.70       (3.85)       (2.90)
2012              919,955       0.758608       0.949720        707,455        0.21        0.75        1.70        9.76        10.83
2011              831,000       0.691144       0.856890        580,387         N/A        0.75        1.70      (24.92)      (24.19)
2010              947,746       0.920484       0.931060        878,933        0.25        1.30        1.70       13.65        14.11
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2014              316,984       1.331622       1.375909        431,910        0.69        1.30        1.70       12.85        13.31
2013              228,009       1.180015       1.214326        274,689        0.75        1.30        1.70       30.50        31.03
2012              256,048       0.909363       0.926766        235,773        0.83        1.30        1.65        9.00         9.38
2011              251,561       0.834286       0.847252        211,945        0.71        1.30        1.65       (7.40)       (7.07)
2010              198,512       0.900927       0.911687        180,269        0.92        1.30        1.65       15.95        16.36
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I
2014              511,648       1.519360       1.566428        795,106         N/A        1.30        1.70        7.57         8.01
2013              561,915       1.412448       1.450300        808,801         N/A        1.30        1.70       40.04        40.61
2012              465,488       1.008604       1.031441        477,525         N/A        1.30        1.70        5.21         5.63
2011              468,239       0.958701       0.976429        454,720         N/A        1.30        1.70       (3.92)       (3.53)
2010              461,390       0.997867       1.012182        464,976         N/A        1.30        1.70       18.18        18.66

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a)   FINANCIAL STATEMENTS

          Financial Statements Included in Part A:

          None

          Financial Statements included in Part B:

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          Financial Statements Included in Part C:

          None

    (b)   EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 2, 2007 in Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

          EXHIBIT 3

                  (a) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (b) Form of Selling Agreement by and between Epoch Securities, Inc. ("Epoch"), Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in Post- Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment No. 1 to Selling Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                        Form of Service Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to the Registration Statement (File Nos. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

                  (c) Shared Services Agreement between Epoch Securities, Inc. and Commonwealth Annuity and Life Insurance Company dated August 5, 2010 was filed in Post-Effective Amendment No. 7 (Registration Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth will be filed in April of 2015 in Post-Effective Amendment No. 36 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                  (d) Service Agreement dated March 13, 2012 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

          EXHIBIT 4

                  (a) Policy (Form No. 3040-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                  (b) Texas Optional Retirement Program Rider (4010-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (c) Qualified Plan Rider (4018-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                  (d) 457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                        incorporated by reference herein.

                  (e) IRA Rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                        incorporated by reference herein.

                  (f) Simple IRA Rider (4015-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (g) Roth IRA Rider (4016-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (h) Tax Sheltered Annuity (TSA) Endorsement (4012-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                  (i) Amendatory Endorsement 4029-10 (Assignment and Ownership provisions) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

          EXHIBIT 5 Application (Form No. HN 404) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

          EXHIBIT 6 Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 was previously filed on March 2, 2007 in the Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

          EXHIBIT 7

                  (a) Recapture and Release Agreement by and between Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (b) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance
                        Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-

                        39702/811-6293), and is incorporated by reference herein.

          EXHIBIT 8

                  (a) Third Party Administrator Agreement dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (b) Work Assignment dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (c)   Directors' Powers of Attorney are filed herewith.

          EXHIBIT 9 Opinion of Counsel was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                        incorporated by reference herein.

          EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

          EXHIBIT 11    None.

          EXHIBIT 12    None.

          EXHIBIT 13

                  (a) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                        Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.

                        Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (b) Amendment dated May 1, 2012, Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                        Amendment No. 1 to the Amended and Restated
                        Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                        Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (c) Amendment dated May 1, 2011 to the Participation Agreement was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                        Amendment No. 1 to the Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                        incorporated by reference herein.

                        Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (d) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                        Amendment dated February 25, 2000 to the Participation Agreement with Janus Aspen Series was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        Participation Agreement with Janus Aspen Series was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                  (e) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                        Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                        Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                  (f) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                        Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                        Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                  (g) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                        Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (h) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                        Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                  (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 30, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                        Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                  (j) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR BOD

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

       7 World Trade Center
       250 Greenwich Street
       New York, NY 10007

----------
*Denotes Board of Directors

   (1) 82 Hopmeadow Street, Second Floor, Simsbury, CT 06089
   (2) 2250 Point Blvd, Suite 245, Elgin, IL 60123
   (3) P.O. Box 1842, Wilson, WY 83014
   (4) 132 Turnpike Road, Suite 210, Southborough, MA 01772
   (5) 19 Par-La-Ville Road, Hamilton HM 11, Bermuda
   (6) One Forethought Center, Batesville, IN 47006

NAME                                              POSITION OR OFFICE WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------
Allan Levine*                                     Director
Nicholas H. von Moltke*                           Director, President and Chief Executive Officer
Hanben Kim Lee*                                   Director and Executive Vice President
Gilles M. Dellaert*                               Director, Executive Vice President and Chief Investment
                                                  Officer
Kathleen M. Redgate*                              Director
Richard V. Spencer* (3)                           Director
Michael Reardon* (4)                              Director
Samuel Ramos                                      Executive Vice President, General Counsel and Secretary
Scott D. Silverman (5)                            Senior Vice President and Assistant Secretary
John J. Fowler (4)                                Senior Vice President, Chief Financial Officer and
                                                  Treasurer
Peter Cai                                         Chief Risk Officer
Joel Volcy (4)                                    Senior Vice President and Chief Operating Officer
Brian Hendry                                      Senior Vice President
Jonathan Hecht                                    Senior Vice President
Robert E. Winawer (4)                             Senior Vice President
Robert J. Egan (4)                                Senior Vice President and Chief Actuary and Valuation
                                                  Actuary
Jane Grosso (4)                                   Senior Vice President and Controller
Deva Mishra                                       Senior Vice President
Phillip Sherrill                                  Senior Vice President
Kevin Leavey (4)                                  Vice President and Product Actuary
Justin MacNeil (4)                                Senior Vice President
Jason Roach (4)                                   Senior Vice President
Margot K. Wallin (4)                              Vice President, Chief Compliance Officer, SIU Officer,
                                                  and AML Officer
Elizabeth Gioia (1)                               Vice President and 38a-1 Chief Compliance Officer
Sheila B. St. Hilaire (4)                         Vice President, Assistant General Counsel and
                                                  Assistant Secretary
Virginia Johnson (4)                              Vice President, Assistant General Counsel and
                                                  Assistant Secretary
Gary Silber                                       Senior Vice President, Assistant General Counsel and
                                                  Assistant Secretary
Kevin Kimmerling (6)                              Vice President, Assistant General Counsel and
                                                  Assistant Secretary

Sarah Patterson (1)                               Vice President, Assistant General Counsel and
                                                  Assistant Secretary
Michael J. O'Neill (2)                            Vice President of Marketing-403(b)
Valerie F. Zablocki (4)                           Vice President
Brian R. Salvi (4)                                Vice President
Gregory Antonuccio (4)                            Vice President
Andrew Byers (4)                                  Vice President
Jason Izzo (4)                                    Vice President

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                     GLOBAL ATLANTIC FINANCIAL GROUP LIMITED

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there was 29 Contract Owner of a qualified Contract and 5 of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Bylaws of the Company states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, and Commonwealth Annuity Select Separate Account of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b)

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

           7 World Trade Center
           250 Greenwich Street
           New York, NY 10007

----------
     (1)  132 Turnpike Road, Suite 210, Southborough, MA 01772
     (2)  19 Par-La-Ville Road, Hamilton HM 11, Bermuda
     (3)  4405 Cox Road, Suite 150, Glen Allen, VA 23060

NAME                                POSITION OR OFFICE WITH UNDERWRITER
--------------------------------------------------------------------------------
Nicholas H. von Moltke      Director, President and Chief Executive Officer
Hanben K. Lee               Director and Executive Vice President
Gilles M. Dellaert          Director
Kathleen M. Redgate         Director
Joel Volcy (1)              Chief Operating Officer
Margot  K. Wallin (1)       Chief Compliance Officer and Senior Vice President
Jeffrey Harpel (3)          Chief Financial Officer
Samuel Ramos*               General Counsel and Secretary
Andrew Byers (1)            Vice President and Advertising Principal
Virginia H. Johnson (1)     Assistant Secretary
Gary Silber (1)             Assistant Secretary
Scott D. Silverman (2)      Assistant Secretary
Sheila B. St. Hilaire (1)   Assistant Secretary

     (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant'slast fiscal year.

                             (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL            DISCOUNTS AND           (3) COMPENSATION ON        (4) BROKERAGE          (5) OTHER
UNDERWRITER                       COMMISSIONS                 REDEMPTION              COMMISSIONS         COMPENSATION
----------------------    --------------------------   ------------------------   ------------------   -----------------
Epoch Securities, Inc.    None                         None                       N/A                  N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2014. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Rule 484 Undertaking- Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
            Section 403(b)(11) to the attention of potential participants.

     4.     A signed statement acknowledging the participant's understanding of
            (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 20th day of April, 2015.

               COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

               By: /s/ Sarah M. Patterson
               -----------------------------------------------------------------
               Sarah M. Patterson, Vice President,
               Assistant General Counsel, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                              TITLE                                       DATE
----------                                                              -----                                       ----
/s/ John J. Fowler                          Senior Vice President, Chief Financial Officer and Treasurer       April 20, 2015
-----------------------------------------
John J. Fowler

Allan S. Levine*                            Chairman of the Board
-----------------------------------------


Kathleen M. Redgate*                        Director
-----------------------------------------

Nicholas H. von Moltke*                     Director, President and Chief Executive Officer
-----------------------------------------

Richard V. Spencer*                         Director
-----------------------------------------

Hanben K. Lee*                              Director and Executive Vice President
-----------------------------------------

Gilles M. Dellaert*                         Director, Executive Vice President and Chief Investment Officer
-----------------------------------------

Michael A. Reardon*                         Director
-----------------------------------------

/s/ Jane S. Grosso                          Senior Vice President and Controller (Chief Accounting Officer)
-----------------------------------------
Jane S. Grosso

*Sarah M. Patterson , by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 7, 2015 duly executed by such persons.

/s/ Sarah M. Patterson
-----------------------------------------
Sarah M. Patterson, Attorney-in-Fact
(333-157121) Horizon

                                 EXHIBIT TABLE

Exhibit 8 (c) Directors' Powers of Attorney

Exhibit 10 Consent of Independent Registered Public Accounting Firm